-UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-04087
                                      ------------------------------------
Manning & Napier Fund, Inc.
-----------------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450
------------------------------------------------------------------------------------------
(Address of principal executive offices) (Zip Code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, NY 14450
-------------------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880
                                --------------------

Date of fiscal year end: December 31, 2007
              -------------------------------------------------------------

Date of reporting period: January 1, 2007 through June 30, 2007
             -----------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1: REPORTS TO STOCKHOLDERS

Manning & Napier Fund, Inc.
Life Sciences Series
Semi-Annual Report
June 30, 2007

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/07	6/30/07	1/1/07-6/30/07
Actual	$1,000.00	$1,033.30	$5.60
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.29	$5.56

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Porfolio Composition as of June 30, 2007 (unaudited)

Data for pie chart to follow:

Sector Allocation1

Health Care (Biotechnology)	5.8%
Health Care (Health Care Equipment & Supplies)	49.4%
Health Care (Health Care Providers & Services)	8.0%
Health Care (Health Care Technology)	7.0%
Health Care (Life Sciences Tools & Services)	12.0%
Health Care (Pharmaceuticals)	9.2%
Cash, short-term investments, and other assets, less liabilities	8.6%

1As a percentage of net assets.

Top Ten Stock Holdings2

Kyphon, Inc.	4.9%
Wright Medical Group, Inc.	4.7%
Foxhollow Technologies, Inc.	4.5%
Barr Pharmaceuticals, Inc.	3.9%
Caliper Life Sciences, Inc.	3.8%
Luminex Corp.	3.4%
Inverness Medical Innovations, Inc.	3.3%
ev3, Inc.	3.2%
Eclipsys Corp.	3.0%
Novartis AG - ADR (Switzerland)	2.8%

2As a percentage of total investments.

2

Investment Portfolio - June 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 89.8%

Health Care - 89.8%
Biotechnology - 5.8%
Amgen, Inc.*	59,500	$3,289,755
Genzyme Corp.*	61,000	3,928,400
Monogram Biosciences, Inc.*	3,353,000	5,666,570
Theratechnologies, Inc.* (Canada) (Note 7)	257,100	2,829,307
		15,714,032

Health Care Equipment & Supplies - 49.0%
Abaxis, Inc.*	222,000	4,630,920
AngioDynamics, Inc.*	70,000	1,260,700
Boston Scientific Corp.*	223,000	3,420,820
The Cooper Companies, Inc.	77,130	4,112,572
DENTSPLY International, Inc.	119,000	4,552,940
Dexcom, Inc.*	762,542	6,245,219
Edwards Lifesciences Corp.*	72,000	3,552,480
ev3, Inc.*	500,000	8,440,000
Foxhollow Technologies, Inc.*	557,000	11,830,680
Gen-Probe, Inc.*	77,000	4,652,340
IDEXX Laboratories, Inc.*	55,520	5,253,858
Inverness Medical Innovations, Inc.*	21,000	1,071,420
Inverness Medical Innovations, Inc.*[1,2]	150,000	7,653,000
Ithaka Acquisition Corp.* (now known as Alsius Corp.)	490,000	2,499,000
Kyphon, Inc.*	268,000	12,904,200
Medtronic, Inc.	71,000	3,682,060
Mentor Corp.	153,000	6,224,040
Micrus Endovascular Corp.*	114,000	2,804,400
OraSure Technologies, Inc.*	769,600	6,295,328
ResMed, Inc.*	76,000	3,135,760
Respironics, Inc.*	89,000	3,790,510
SonoSite, Inc.*	151,000	4,745,930
The Spectranetics Corp.*	253,000	2,914,560
STAAR Surgical Co.*	1,116,000	4,263,120
Wright Medical Group, Inc.*	519,000	12,518,280
		132,454,137

Health Care Providers & Services - 8.0%
AMN Healthcare Services, Inc.*	182,000	4,004,000
Cross Country Healthcare, Inc.*	225,000	3,753,000
Patterson Companies, Inc.*	70,000	2,608,900
Sonic Healthcare Ltd. (Australia) (Note 7)	445,000	5,680,369
Tenet Healthcare Corp.*	852,000	5,546,520
		21,592,789

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

Health Care (continued)
Health Care Technology - 6.1%
AMICAS, Inc.*	1,806,900	$6,396,426
Eclipsys Corp.*	402,000	7,959,600
WebMD Health Corp. - Class A*	46,000	2,165,220
		16,521,246

Life Sciences Tools & Services - 11.7%
Affymetrix, Inc.*	82,000	2,040,980
Caliper Life Sciences, Inc.*	2,160,553	10,132,994
Illumina, Inc.*	43,208	1,753,813
Invitrogen Corp.*	53,000	3,908,750
Luminex Corp.*	729,000	8,973,990
PerkinElmer, Inc.	150,000	3,909,000
QIAGEN N.V.* (Netherlands) (Note 7)	49,550	881,494
		31,601,021

Pharmaceuticals - 9.2%
Barr Pharmaceuticals, Inc.*	208,000	10,447,840
Novartis AG - ADR (Switzerland) (Note 7)	133,000	7,457,310
Valeant Pharmaceuticals International	408,000	6,809,520
		24,714,670

TOTAL COMMON STOCKS
(Identified Cost $232,113,944)		242,597,895

PREFERRED STOCKS - 0.9%
Health Care - 0.9%
Health Care Technology - 0.9%
Avalon Healthcare Holdings, Inc. - Series D*[1,3,4,5]
(Identified Cost $2,312,500)	925,000	2,312,500

WARRANTS - 0.7%
Health Care - 0.7%
Life Sciences Tools & Services - 0.3%
Caliper Life Sciences, Inc., 8/15/2010 [1,3,6]	285,000	192,165
Caliper Life Sciences, Inc., 8/10/2011	401,109	489,353
		681,518

Health Care Equipment & Supplies - 0.4%
Ithaka Acquisition Corp., 8/3/2009 (now known as Alsius Corp.)	1,770,000	1,168,200

TOTAL WARRANTS
(Identified Cost $1,476,156)		1,849,718

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2007 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

SHORT-TERM INVESTMENTS - 6.7%
Dreyfus Treasury Cash Management - Institutional Shares	8,259,402	$8,259,402
U.S. Treasury Bill, 7/5/2007	$10,000,000	9,993,601

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $18,254,283)		18,253,003

TOTAL INVESTMENTS - 98.1%
(Identified Cost $254,156,883)		265,013,116

OTHER ASSETS, LESS LIABILITIES - 1.9%		5,203,874

NET ASSETS - 100%		$270,216,990

*Non-income producing security
ADR - American Depository Receipt
1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $10,157,665, or 3.8%, of the Series' net assets as of June 30, 2007 (See Note 2 to the financial statements).
2This security was acquired on February 3, 2006 at a cost of $3,661,500 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors  (See Note 2 to the financial statements).
3Security has been valued at fair value (See Note 2 to the Financial Statements).
4This security was acquired June 22, 2007 at a cost of $2,312,500 ($2.50 per share) and has been determined to be illiquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).
5See Note 2 to the financial statements regarding affiliated companies.
6This security was acquired on August 11, 2005 at a cost of $365,484 ($1.28 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

The accompanying notes are an integral part of the financial statements.

5

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:

Investments, at value (identified cost $254,156,883) (Note 2)	$265,013,116
Foreign currency, at value (cost $13,141)	13,381
Receivable for securities sold	5,906,557
Receivable for fund shares sold	253,695
Foreign tax reclaims receivable	77,464
Dividends receivable	67,503
Prepaid expenses	4,747

TOTAL ASSETS	271,336,463

LIABILITIES:

Accrued management fees (Note 3)	213,302
Accrued fund accounting and transfer agent fees (Note 3)	18,080
Accrued Chief Compliance Officer service fees (Note 3)	394
Accrued directors' fees (Note 3)	259
Payable for fund shares repurchased	569,059
Payable for securities purchased	298,654
Audit fees payable	19,725

TOTAL LIABILITIES	1,119,473

TOTAL NET ASSETS	$270,216,990

NET ASSETS CONSIST OF:

Capital stock	$229,228
Additional paid-in-capital	249,216,634
Accumulated undistributed net investment loss	(877,186)
Accumulated net realized gain on investments, foreign currency,
and other assets and liabilities	10,788,478
Net unrealized appreciation on investments, foreign currency, and other assets and liabilities	10,859,836

TOTAL NET ASSETS	$270,216,990

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($270,216,990/22,922,798 shares)	$11.79

The accompanying notes are an integral part of the financial statements.

6

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $6,876)	$372,426
Interest	106,475

Total Investment Income	478,901

EXPENSES:

Management fees (Note 3)	1,220,112
Fund accounting and transfer agent fees (Note 3)	84,951
Directors' fees (Note 3)	3,636
Chief Compliance Officer service fees (Note 3)	2,835
Custodian fees	7,871
Miscellaneous	36,682

Total Expenses	1,356,087

NET INVESTMENT LOSS	(877,186)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments	8,444,877
Foreign currency and other assets and liabilities	1,793
8,446,670

Net change in unrealized appreciation on -
Investments	163,328
Foreign currency and other assets and liabilities	(232)
163,096

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	8,609,766

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,732,580

The accompanying notes are an integral part of the financial statements.

7

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/07	Year Ended
	(unaudited)	12/31/06

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(877,186)	$(1,103,063)
Net realized gain on investments and foreign currency	8,446,670	34,026,075
Net change in unrealized appreciation on investments and foreign currency	163,096	(6,084,837)

Net increase from operations	7,732,580	26,838,175

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net realized gain on investments	-	(37,835,088)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	29,412,312	22,766,996

Net increase in net assets	37,144,892	11,770,083

NET ASSETS:

Beginning of period	233,072,098	221,302,015

End of period (including undistributed net investment loss of $877,186 and $0, respectively)	$270,216,990	$233,072,098

The accompanying notes are an integral part of the financial statements.

8

Financial Highlights

	For the Six
	Months Ended
	6/30/07			For the Years Ended
	(unaudited)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per share data (for a share outstanding throughout
each period):

Net asset value - Beginning of period	$11.41	$12.10	$11.89	$11.96	$9.35	$12.52

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.05)	(0.04)	(0.07)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	0.42	1.56	1.71	0.43	2.76	(2.23)

Total from investment operations	0.38	1.51	1.67	0.36	2.74	(2.25)

Less distributions to shareholders:
From net investment income	-	-	-	-	-	-[2]
From net realized gain on investments	-	(2.20)	(1.46)	(0.43)	(0.13)	(0.92)

Total distributions to shareholders	-	(2.20)	(1.46)	(0.43)	(0.13)	(0.92)

Net asset value - End of period	$11.79	$11.41	$12.10	$11.89	$11.96	$9.35

Total return[1]	3.33%	12.52%	14.16%	3.03%	29.39%	(17.93%)

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.11%[3]	1.14%	1.17%	1.18%	1.18%	1.20%
Net investment loss	(0.72%)[3]	(0.51%)	(0.32%)	(0.62%)	(0.19%)	(0.25%)

Portfolio turnover	44%	93%	110%	109%	86%	76%

Net assets - End of period (000's omitted)	$270,217	$233,072	$221,302	$185,487	$164,990	$120,245

*The investment advisor did not impose all of its management fee in some periods and is not eligible to recoup any expenses that have been waived or reimbursed in prior periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

N/A	N/A	N/A	0.04%	0.01%	N/A

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
2Less than $0.01 per share.
3Annualized.

The accompanying notes are an integral part of the financial statements.

9

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Life Sciences Series (the "Series") is a no-load non-diversified series of Manning & Napier Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). On November 5, 1999, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. On May 1, 2001, the Series began offering shares directly to investors. Previously, the Series was available from time to time to advisory clients and employees of the Advisor.

The total authorized capital stock of the Fund consists of 3.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2007, 2.13 billion shares have been designated in total among 21 series, of which 100 million have been designated as Life Sciences Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

10

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)
Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Restricted Securities
Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities
A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. As of June 30, 2007, the aggregate value of securities deemed illiquid was $2,504,665, representing 0.9% of the Series’ net assets.

Affiliated Companies
The Investment Company Act of 1940 defines “affiliated companies” to include securities in which a series owns 5% or more of the outstanding voting securities of the issuer. Investments in “affiliated companies” of the Series for the six months ended June 30, 2007 are shown below:

	Number of			Number of
	Shares			Shares	Value
Name of	Held as of	Gross	Gross	Held as of	as of	Investment	Realized
Issuer	12/31/06	Additions	Reductions	6/30/07	6/30/07	Income	Gain

Avalon Healthcare Holdings, Inc.	-	925,000	-	925,000	$2,312,500	$-	$-

11

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

12

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) under which BISYS serves as sub-accounting services and sub-transfer agent. On May 2, 2007, The BISYS Group, Inc., the parent company of BISYS Fund Services Ohio, Inc., announced that it had entered into a definitive agreement to be acquired by Citi. The transaction closed effective August 1, 2007, at which time the name changed to Citi Fund Services Ohio, Inc.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2007, purchases and sales of securities, other than United States Government securities and short-term securities, were $115,743,604 and $103,980,669, respectively. There were no purchases or sales of United States Government securities.

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of Life Sciences Series were:
	For the Six Months		For the Year
	Ended 6/30/07		Ended 12/31/06
	Shares	Amount	Shares	Amount
Sold	3,185,855	$37,401,806	2,965,428	$36,398,370
Reinvested	-	-	3,177,635	37,129,391
Repurchased	(685,951)	(7,989,494)	(4,007,781)	(50,760,765)
Total	2,499,904	$29,412,312	2,135,282	$22,766,996

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.   FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2007.

 7.  FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

13

Notes to Financial Statements (unaudited)

8.  LIFE SCIENCES SECURITIES

The Series may focus its investments in certain related life sciences industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.  FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2006 were as follows:

Ordinary income	$12,093,520
Long-term capital gains	25,741,568

At June 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$254,688,967

Unrealized appreciation	$23,824,892
Unrealized depreciation	(13,500,743)

Net unrealized appreciation	$10,324,149

10.  RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 provides guidance for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Effective June 30, 2007, the Series adopted the provisions of FIN 48. Management has evaluated the impact of FIN 48 and has concluded that it does not have any impact on the Series’ results of operation and financial condition.

In addition, in September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

14

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone    1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site       http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site                    http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov
On the Advisor’s web site            http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

15

Manning & Napier Fund, Inc.
Technology Series
Semi-Annual Report
June 30, 2007

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/07	6/30/07	1/1/07-6/30/07
Actual	$1,000.00	$1,150.80	$5.97
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.24	$5.61

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 3007 (unaudited)

Data for pie chart to follow:

Sector Allocation1

Consumer Discretionary	5.3%
Industrials	2.9%
Information Technology (Communications Equipment)	17.5%
Information Technology (Computers & Peripherals)	6.2%
Information Technology (Electronic Equipment & Instruments)	10.6%
Information Technology (Internet Software & Services)	3.9%
Information Technology (IT Services)	8.4%
Information Technology (Semiconductors & Semiconductor Equipment)	3.2%
Information Technology (Software)	34.6%
Materials	2.9%
Telecommunication Services	0.7%
Cash, short-term investments, and liabilities, less other assets	3.8%

1As a percentage of net assets.

Top Ten Stock Holdings2

Opsware, Inc.	4.6%
LoJack Corp.	4.5%
Aladdin Knowledge Systems Ltd. (Israel)	4.1%
Cisco Systems, Inc.	3.9%
TIBCO Software, Inc.	3.9%
Amdocs Ltd. (Guernsey)	3.9%
SAP AG - ADR (Germany)	3.9%
iPass, Inc.	3.8%
LG. Philips LCD Co. Ltd. - ADR (South Korea)	3.6%
Salesforce.com, Inc.	3.6%

2As a percentage of total investments.

2

Investment Portfolio - June 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 96.2%

Consumer Discretionary - 5.3%
Hotels, Restaurants & Leisure - 2.8%
International Game Technology	147,000	$5,835,900

Internet & Catalog Retail - 2.5%
Audible, Inc.*	500,000	5,040,000
Total Consumer Discretionary		10,875,900

Industrials - 2.9%
Industrial Conglomerates - 2.9%
3M Co.	67,500	5,858,325

Information Technology - 84.4%
Communications Equipment - 17.5%
Blue Coat Systems, Inc.*	123,000	6,090,960
Cisco Systems, Inc.*	300,000	8,355,000
ECI Telecom Ltd.* (Israel) (Note 7)	815,984	7,466,254
Harris Stratex Networks, Inc. - Class A*	192,000	3,452,160
Ixia*	416,000	3,852,160
Juniper Networks, Inc.*	270,000	6,795,900
		36,012,434

Computers & Peripherals - 6.2%
EMC Corp.*	364,000	6,588,400
Rackable Systems, Inc.*	507,000	6,266,520
		12,854,920

Electronic Equipment & Instruments - 10.6%
AU Optronics Corp. - ADR (Taiwan) (Note 7)	248,000	4,265,600
LG. Philips LCD Co. Ltd. - ADR* (South Korea) (Note 7)	340,000	7,694,200
LoJack Corp.*	432,000	9,629,280
Planar Systems, Inc.*	34,800	260,652
		21,849,732

Internet Software & Services - 3.9%
iPass, Inc.*	1,476,000	7,999,920

IT Services - 8.4%
CheckFree Corp.*	155,000	6,231,000
Getronics N.V.* (Netherlands) (Note 7)	565,000	4,205,405
RightNow Technologies, Inc.*	411,000	6,744,510
		17,180,915

Semiconductors & Semiconductor Equipment - 3.2%
Netlogic Microsystems, Inc.*	207,000	6,590,880

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2007 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

Information Technology (continued)
Software - 34.6%
Aladdin Knowledge Systems Ltd.* (Israel) (Note 7)	420,000	$8,710,800
Amdocs Ltd.* (Guernsey) (Note 7)	208,000	8,282,560
Applix, Inc.*	189,950	3,124,677
Borland Software Corp.*	1,234,000	7,329,960
Opsware, Inc.*	1,029,000	9,785,790
Salesforce.com, Inc.*	177,000	7,586,220
SAP AG - ADR (Germany) (Note 7)	162,000	8,273,340
Sonic Solutions*	366,000	4,615,260
TIBCO Software, Inc.*	923,000	8,353,150
Utimaco Safeware AG (Germany) (Note 7)	327,000	5,128,943
		71,190,700
Total Information Technology		173,679,501

Materials - 2.9%
Chemicals - 2.9%
NITTO DENKO Corp. (Japan) (Note 7)	120,000	6,062,871

Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
SK Telecom Co. Ltd. (South Korea) (Note 7)	6,638	1,531,017

TOTAL COMMON STOCKS
(Identified Cost $169,747,777)		198,007,614

SHORT-TERM INVESTMENTS - 7.2%
Dreyfus Treasury Cash Management - Institutional Shares	5,893,406	5,893,406
U.S. Treasury Bill, 7/5/2007	$9,000,000	8,994,236

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $14,888,733)		14,887,642

TOTAL INVESTMENTS - 103.4%
(Identified Cost $184,636,510)		212,895,256

LIABILITIES, LESS OTHER ASSETS - (3.4%)		(6,983,613)

NET ASSETS - 100%		$205,911,643

*Non-income producing security
ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

4

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:

Investments, at value (identified cost $184,636,510) (Note 2)	$212,895,256
Cash	3
Receivable for securities sold	1,014,989
Receivable for fund shares sold	176,111
Dividends receivable	27,838
Foreign tax reclaims receivable	953
Prepaid expenses	3,096

TOTAL ASSETS	214,118,246

LIABILITIES:

Accrued management fees (Note 3)	166,626
Accrued fund accounting and transfer agent fees (Note 3)	14,836
Accrued Chief Compliance Officer service fees (Note 3)	394
Accrued directors' fees (Note 3)	282
Payable for securities purchased	7,101,549
Payable for fund shares repurchased	904,185
Audit fees payable	18,731

TOTAL LIABILITIES	8,206,603

TOTAL NET ASSETS	$205,911,643

NET ASSETS CONSIST OF:

Capital stock	$171,911
Additional paid-in-capital	174,211,459
Undistributed net investment loss	(532,842)
Accumulated net realized gain on investments, foreign currency, and other assets and liabilities	3,802,369
Net unrealized appreciation on investments	28,258,746

TOTAL NET ASSETS	$205,911,643

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($205,911,643/17,191,051 shares)	$11.98

The accompanying notes are an integral part of the financial statements.

5

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

INVESTMENT INCOME:

Interest	$265,441
Dividends (net of foreign tax withheld, $1,434)	215,912

Total Investment Income	481,353

EXPENSES:

Management fees (Note 3)	903,834
Fund accounting and transfer agent fees (Note 3)	63,781
Directors' fees (Note 3)	3,636
Chief Compliance Officer service fees (Note 3)	2,835
Custodian fees	5,887
Miscellaneous	34,222

Total Expenses	1,014,195

NET INVESTMENT LOSS	(532,842)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	14,452,037
Foreign currency and other assets and liabilities	(7,452)
14,444,585

Net change in unrealized appreciation on investments	12,459,964

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	26,904,549

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,371,707

The accompanying notes are an integral part of the financial statements.

6

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/07	Year Ended
	(unaudited)	12/31/06

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(532,842)	$(197,990)
Net realized gain on investments and foreign currency	14,444,585	16,097,774
Net change in unrealized appreciation on investments	12,459,964	14,064,805

Net increase from operations	26,371,707	29,964,589

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	12,287,646	26,632,096

Net increase in net assets	38,659,353	56,596,685

NET ASSETS:

Beginning of period	167,252,290	110,655,605

End of period (including undistributed net investment loss of $532,842 and $0, respectively)	$205,911,643	$167,252,290

The accompanying notes are an integral part of the financial statements.

7

Financial Highlights

	For the Six
	Months Ended
	6/30/07			For the Years Ended
	(unaudited)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$10.41	$8.37	$8.19	$7.44	$3.73	$5.91

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.01)	(0.03)	(0.04)[1]	(0.03)	(0.03)[1]
Net realized and unrealized gain (loss) on investments	1.60	2.05	0.21	0.79	3.74	(2.15)

Total from investment operations	1.57	2.04	0.18	0.75	3.71	(2.18)

Net asset value - End of period	$11.98	$10.41	$8.37	$8.19	$7.44	$3.73

Total return[2]	15.08%	24.37%	2.20%	10.08%	99.46%	(36.89%)

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.12%[3]	1.16%	1.20%	1.20%	1.20%	1.20%
Net investment loss	(0.59%)[3]	(0.14%)	(0.48%)	(0.52%)	(0.58%)	(0.71%)

Portfolio turnover	41%	83%	116%	50%	83%	137%

Net assets - End of period (000's omitted)	$205,912	$167,252	$110,656	$63,321	$20,032	$10,178

*The investment advisor did not impose all of its management fee in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

N/A	N/A	0.03%	0.16%	0.81%	0.41%

1Calculated based on average shares outstanding during the period.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
3Annualized.

The accompanying notes are an integral part of the financial statements.

8

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Technology Series (the "Series") is a no-load non-diversified series of Manning & Napier Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). On August 8, 2000, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time.

The total authorized capital stock of the Fund consists of 3.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2007, 2.13 billion shares have been designated in total among 21 series, of which 100 million have been designated as Technology Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in

9

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)
the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

10

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2008, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. For the six months ended June 30, 2007, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) under which BISYS serves as sub-accounting services and sub-transfer agent. On May 2, 2007, The BISYS Group, Inc., the parent company of BISYS Fund Services Ohio, Inc., announced that it had entered into a definitive agreement to be acquired by Citi. The transaction closed effective August 1, 2007, at which time the name changed to Citi Fund Services Ohio, Inc.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2007, purchases and sales of securities, other than United States Government securities and short-term securities, were $92,013,836 and $69,383,188, respectively. There were no purchases or sales of United States Government securities.

11

Notes to Financial Statements (unaudited)

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of Technology Series were:

	For the Six Months		For the Year
	Ended 6/30/07		Ended 12/31/06

	Shares	Amount	Shares	Amount

Sold	1,604,164	$17,547,495	3,714,032	$34,727,879
Repurchased	(477,109)	(5,259,849)	(863,035)	(8,095,783)
Total	1,127,055	$12,287,646	2,850,997	$26,632,096

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.   FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2007.

7.  FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8. TECHNOLOGY SECURITIES

The Series may focus its investments in certain related technology industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

At December 31, 2006, the Series had a capital loss carryover of $10,360,989, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2010.

12

Notes to Financial Statements (unaudited)

9. FEDERAL INCOME TAX INFORMATION (continued)

At June 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$184,917,737

Unrealized appreciation	$29,894,081
Unrealized depreciation	(1,916,562)

Net unrealized appreciation	$27,977,519

10. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 provides guidance for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Effective June 30, 2007, the Series adopted the provisions of FIN 48. Management has evaluated the impact of FIN 48 and has concluded that it does not have any impact on the Series’ results of operation and financial condition.

In addition, in September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

13

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone    1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site       http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site                    http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov
On the Advisor’s web site            http://www.manningnapieradvisors.com

Additional informationavailable at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

14

Manning & Napier Fund, Inc.
Financial Services Series
Semi-Annual Report
June 30, 2007

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/07	6/30/07	1/1/07-6/30/07
Actual	$1,000.00	$1,028.00	$5.73
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.14	$5.71

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2007 (unaudited)

Data for pie chart to follow:

Sector Allocation1

Financials (Capital Markets)	15.4%
Financials (Commercial Banks)	28.9%
Financials (Consumer Finance)	2.8%
Financials (Diversified Financial Services)	12.7%
Financials (Insurance)	15.8%
Financials (Thifts & Mortgage Finance)	2.7%
Industrials	1.3%
Information Technology	17.4%
Cash, short-term investments and liabilities, less other assets	3.0%

1As a percentage of net assets.

Top Ten Stock Holdings2

CheckFree Corp.	4.2%
Automatic Data Processing, Inc.	4.1%
Western Union Co.	4.0%
Bank of America Corp.	4.0%
Wachovia Corp.	4.0%
SEI Investments Co.	3.7%
Citigroup, Inc.	3.7%
PNC Financial Services Group, Inc.	3.6%
JPMorgan Chase & Co.	3.1%
U.S. Bancorp	2.9%

2As a percentage of total investments.

2

Investment Portfolio - June 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 97.0%

Financials - 78.3%
Capital Markets - 15.4%
The Charles Schwab Corp.	116,600	$2,392,632
Franklin Resources, Inc.	21,200	2,808,364
Janus Capital Group, Inc.	133,000	3,702,720
Mellon Financial Corp.[1](Now known as Bank of New York Mellon Corp.)	55,000	2,420,000
Merrill Lynch & Co., Inc.	38,700	3,234,546
Morgan Stanley	31,600	2,650,608
SEI Investments Co.	194,000	5,633,760
		22,842,630

Commercial Banks - 28.9%
The Bancorp, Inc.*	107,000	2,392,520
Boston Private Financial Holdings, Inc.	55,000	1,477,850
HSBC Holdings plc - ADR (United Kingdom) (Note 7)	32,700	3,000,879
Huntington Bancshares, Inc.	64,000	1,455,360
KeyCorp	56,000	1,922,480
PNC Financial Services Group, Inc.	77,000	5,511,660
Royal Bank of Scotland Group plc (United Kingdom) (Note 7)	286,000	3,635,082
Societe Generale - ADR (France) (Note 7)	37,500	1,393,057
SunTrust Banks, Inc.	30,600	2,623,644
TCF Financial Corp.	114,000	3,169,200
U.S. Bancorp	135,000	4,448,250
Wachovia Corp.	117,000	5,996,250
Wells Fargo & Co.	47,000	1,652,990
Wilmington Trust Corp.	30,850	1,280,584
Zions Bancorporation	37,200	2,861,052
		42,820,858

Consumer Finance - 2.8%
Capital One Financial Corp.	24,000	1,882,560
Nelnet, Inc. - Class A	91,000	2,224,040
		4,106,600

Diversified Financial Services - 12.7%
Bank of America Corp.	123,000	6,013,470
Citigroup, Inc.	108,000	5,539,320
Financiere Marc de Lacharriere S.A. (Fimalac) (France) (Note 7)	13,600	1,333,442
JPMorgan Chase & Co.	96,000	4,651,200
Moody's Corp.	21,600	1,343,520
		18,880,952

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2007 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

Financials (continued)
Insurance - 15.8%
Allianz SE (Germany) (Note 7)	12,400	$2,896,404
Ambac Financial Group, Inc.	35,200	3,069,088
American International Group, Inc.	63,000	4,411,890
MBIA, Inc.	48,000	2,986,560
Principal Financial Group, Inc.	51,500	3,001,935
The Progressive Corp.	127,000	3,039,110
Torchmark Corp.	22,000	1,474,000
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	58,500	2,577,510
		23,456,497

Thrifts & Mortgage Finance - 2.7%
Countrywide Financial Corp.	32,700	1,188,645
Flagstar Bancorp, Inc.	121,000	1,458,050
IndyMac Bancorp, Inc.	47,500	1,385,575
		4,032,270
Total Financials		116,139,807

Industrials - 1.3%
Commercial Services & Supplies - 1.3%
ChoicePoint, Inc.*	46,000	1,952,700

Information Technology - 17.4%
Internet Software & Services - 2.1%
Online Resources Corp.*	285,500	3,134,790

IT Services - 15.3%
Automatic Data Processing, Inc.	129,000	6,252,630
CheckFree Corp.*	160,200	6,440,040
Gevity HR, Inc.	135,000	2,609,550
Paychex, Inc.	33,175	1,297,806
Western Union Co.	293,000	6,103,190
		22,703,216
Total Information Technology		25,838,006

TOTAL COMMON STOCKS
(Identified Cost $131,415,199)		143,930,513

SHORT-TERM INVESTMENTS - 5.2%
Dreyfus Treasury Cash Management - Institutional Shares	3,787,147	3,787,147
Fannie Mae Discount Note, 7/5/2007	$4,000,000	3,997,729

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $7,784,876)		7,784,876

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2007 (unaudited)

Value
(Note 2)

TOTAL INVESTMENTS - 102.2%
(Identified Cost $139,200,075)	$151,715,389

LIABILITIES, LESS OTHER ASSETS - (2.2%)	(3,324,290)

NET ASSETS - 100%	$148,391,099

*Non-income producing security
ADR - American Depository Receipt
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.

The accompanying notes are an integral part of the financial statements.

5

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:

Investments, at value (identified cost $139,200,075) (Note 2)	$151,715,389
Foreign currency, at value (cost $1)	1
Dividends receivable	179,467
Receivable for fund shares sold	153,941
Foreign tax reclaims receivable	5,178

TOTAL ASSETS	152,053,976

LIABILITIES:

Accrued management fees (Note 3)	123,699
Accrued fund accounting and transfer agent fees (Note 3)	11,145
Accrued Chief Compliance Officer service fees (Note 3)	404
Accrued directors' fees (Note 3)	291
Payable for securities purchased	3,033,553
Payable for fund shares repurchased	471,471
Audit fees payable	18,230
Other payables and accrued expenses	4,084

TOTAL LIABILITIES	3,662,877

TOTAL NET ASSETS	$148,391,099

NET ASSETS CONSIST OF:

Capital stock	$115,427
Additional paid-in-capital	126,970,831
Undistributed net investment income	1,010,843
Accumulated net realized gain on investments, foreign currency, and other assets and liabilities	7,778,652
Net unrealized appreciation on investments and other assets and liabilities	12,515,346

TOTAL NET ASSETS	$148,391,099

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($148,391,099/11,542,670 shares)	$12.86

The accompanying notes are an integral part of the financial statements.

6

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $20,616)	$1,625,673
Interest	143,049

Total Investment Income	1,768,722

EXPENSES:

Management fees (Note 3)	701,149
Fund accounting and transfer agent fees (Note 3)	50,623
Directors' fees (Note 3)	3,631
Chief Compliance Officer service fees (Note 3)	2,835
Custodian fees	4,612
Miscellaneous	35,498

Total Expenses	798,348

NET INVESTMENT INCOME	970,374

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments	5,898,390
Foreign currency and other assets and liabilities	2,465

5,900,855

Net change in unrealized appreciation on -
Investments	(3,114,950)
Foreign currency and other assets and liabilities	(385)

(3,115,335)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,785,520

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,755,894

The accompanying notes are an integral part of the financial statements.

7

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/07	Year Ended
	(unaudited)	12/31/06

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$970,374	$1,092,834
Net realized gain on investments and foreign currency	5,900,855	3,533,109
Net change in unrealized appreciation on investments and foreign currency	(3,115,335)	12,688,149

Net increase from operations	3,755,894	17,314,092

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income	-	(1,089,560)
From net realized gain on investments	-	(1,860,551)

Total distributions to shareholders	-	(2,950,111)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	11,779,836	68,817,354

Net increase in net assets	15,535,730	83,181,335

NET ASSETS:

Beginning of period	132,855,369	49,674,034

End of period (including undistributed net investment income of $1,010,843 and $40,469, respectively)	$148,391,099	$132,855,369

The accompanying notes are an integral part of the financial statements.

8

Financial Highlights

	For the Six
	Month Ended	For the	For the Period
	6/30/07	Year Ended	7/1/05[1] to
	(unaudited)	12/31/06	12/31/05

Per share data (for a share outstanding throughout
each period):

Net asset value - Beginning of period	$12.51	$10.70	$10.00

Income from investment operations:
Net investment income	0.08	0.10	0.05
Net realized and unrealized gain on investments	0.27	2.00	0.69

Total from investment operations	0.35	2.10	0.74

Less distributions to shareholders:
From net investment income	-	(0.11)	(0.04)
From net realized gain on investments	-	(0.18)	-

Total distributions to shareholders	-	(0.29)	(0.04)

Net asset value - End of period	$12.86	$12.51	$10.70

Total return[2]	2.80%	19.62%	7.39%

Ratios (to average net assets)/Supplemental Data:
Expenses	1.14%[3]	1.18%	1.20%[3]*
Net investment income	1.38%[3]	1.14%	0.95%[3]

Portfolio turnover	21%	30%	6%

Net assets - End of period (000's omitted)	$148,391	$132,855	$49,674

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the period ended 12/31/05 would have been increased by 0.16%3.

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period ended December 31, 2005. Periods less than one year are not annualized.
3Annualized.

The accompanying notes are an integral part of the financial statements.

9

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Financial Services Series (the "Series") is a no-load non-diversified series of Manning & Napier Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies in the financial services industry.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 3.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2007, 2.13 billion shares have been designated in total among 21 series, of which 100 million have been designated as Financial Services Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

10

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

11

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2008, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. For the six months ended June 30, 2007, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) under which BISYS serves as sub-accounting services and sub-transfer agent. On May 2, 2007, The BISYS Group, Inc., the parent company of BISYS Fund Services Ohio, Inc., announced that it had entered into a definitive agreement to be acquired by Citi. The transaction closed effective August 1, 2007, at which time the name changed to Citi Fund Services Ohio, Inc.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2007, purchases and sales of securities, other than United States Government securities and short-term securities, were $41,660,984 and $27,262,027, respectively. There were no purchases or sales of United States Government securities.

12

Notes to Financial Statements (unaudited)

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of Financial Services Series were:

	For the Six Month		For the Year
	Ended 6/30/07		Ended 12/31/06
	Shares	Amount	Shares	Amount

Sold	1,150,584	$14,696,817	6,045,105	$69,415,961
Reinvested	-	-	232,171	2,891,162
Repurchased	(229,884)	(2,916,981)	(297,702)	(3,489,769)
Total	920,700	$11,779,836	5,979,574	$68,817,354

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.   FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2007.

7.  FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8. FINANCIAL SERVICES SECURITIES

The Series may focus its investments in certain related financial services industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2006 were as follows:

Ordinary income	$2,451,358
Long-term capital gains	498,753

13

Notes to Financial Statements (unaudited)

9. FEDERAL INCOME TAX INFORMATION (continued)

At June 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$139,200,075

Unrealized appreciation	$14,237,922
Unrealized depreciation	(1,722,608)

Net unrealized appreciation	$12,515,314

10. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 provides guidance for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Effective June 30, 2007, the Series adopted the provisions of FIN 48. Management has evaluated the impact of FIN 48 and has concluded that it does not have any impact on the Series’ results of operation and financial condition.

In addition, in September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

14

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone    1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site       http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site                    http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov
On the Advisor’s web site            http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

15

Manning & Napier Fund, Inc.
Small Cap Series
Semi-Annual Report
June 30, 2007

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/07	6/30/07	1/1/07-6/30/07
Actual	$1,000.00	$1,081.80	$5.78
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.24	$5.61

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2007 (unaudited)

Data for pie chart to follow:

Sector Allocation1

Consumer Discretionary	16.2%
Consumer Staples	2.6%
Energy	7.6%
Financials	5.6%
Health Care	19.2%
Industrials	9.5%
Information Technology	25.4%
Materials	6.0%
Utilities	2.6%
Cash, short-term investments, and liabilities, less other assets	5.3%

1As a percentage of net assets.

Market Capitalization

Average	$1,257 Million
Median	737 Million
Weighted Average	1,240 Million

Top Ten Stock Holdings2

MoneyGram International, Inc.	2.8%
JetBlue Airways Corp.	2.7%
Mediacom Communications Corp. - Class A	2.1%
Senomyx, Inc.	2.1%
Pride International, Inc.	2.1%
Borland Software Corp.	2.0%
Charter Communications, Inc. - Class A	2.0%
Wright Medical Group, Inc.	1.9%
ECI Telecom Ltd.	1.9%
Nelnet, Inc. - Class A	1.9%

2As a percentage of total investments.

2

Investment Portfolio - June 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 94.7%

Consumer Discretionary - 16.2%
Auto Components - 3.2%
Azure Dynamics Corp.* (Canada) (Note 8)	2,255,360	$1,418,865
Hankook Tire Co. Ltd. (South Korea) (Note 8)	171,590	3,084,347
Tenneco, Inc.*	62,970	2,206,469
		6,709,681

Distributors - 1.0%
Building Materials Holding Corp.	143,090	2,030,447

Internet & Catalog Retail - 0.8%
Audible, Inc.*	173,000	1,743,840

Leisure Equipment & Products - 1.0%
Sturm, Ruger & Co., Inc.*	127,210	1,974,299

Media - 6.9%
Acme Communications, Inc.	396,000	1,983,960
Charter Communications, Inc. - Class A*	1,014,770	4,109,818
DreamWorks Animation SKG, Inc. - Class A*	68,000	1,961,120
Mediacom Communications Corp. - Class A*	460,000	4,457,400
Playboy Enterprises, Inc. - Class B*	148,000	1,676,840
		14,189,138

Specialty Retail - 3.3%
Build-A-Bear Workshop, Inc.*	147,000	3,842,580
Tractor Supply Co.*	56,690	2,950,715
		6,793,295
Total Consumer Discretionary		33,440,700

Consumer Staples - 2.6%
Beverages - 1.2%
Hansen Natural Corp.*	35,950	1,545,131
National Beverage Corp.*	74,400	856,344
		2,401,475

Food Products - 0.6%
Lancaster Colony Corp.	12,200	511,058
Tootsie Roll Industries, Inc.	30,553	846,624
		1,357,682

Household Products - 0.8%
Central Garden & Pet Co.*	135,550	1,661,843
Total Consumer Staples		5,421,000

Energy - 7.6%
Energy Equipment & Services - 3.5%
Calfrac Well Services Ltd. (Canada) (Note 8)	141,250	2,779,906
Pride International, Inc.*	116,000	4,345,360
		7,125,266

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

Energy (continued)
Oil, Gas & Consumable Fuels - 4.1%
Edge Petroleum Corp.*	144,750	$2,027,947
Evergreen Energy, Inc.*	218,790	1,319,304
Forest Oil Corp.*	55,000	2,324,300
Foundation Coal Holdings, Inc.	44,490	1,808,074
Mariner Energy, Inc.*	44,511	1,079,392
		8,559,017
Total Energy		15,684,283

Financials - 5.6%
Commercial Banks - 3.7%
The Bancorp, Inc.*	73,840	1,651,062
Boston Private Financial Holdings, Inc.	92,830	2,494,342
Citizens & Northern Corp.	24,417	477,597
National Bankshares, Inc.	26,000	531,180
Potomac Bancshares, Inc.	28,592	444,320
Tower Bancorp, Inc.	8,825	386,094
Wilmington Trust Corp.	41,430	1,719,759
		7,704,354

Consumer Finance - 1.9%
Nelnet, Inc. - Class A	161,110	3,937,528
Total Financials		11,641,882

Health Care - 19.2%
Biotechnology - 2.1%
Senomyx, Inc.*	327,405	4,419,967

Health Care Equipment & Supplies - 9.2%
The Cooper Companies, Inc.	59,570	3,176,272
Foxhollow Technologies, Inc.*	99,260	2,108,282
Inverness Medical Innovations, Inc.*	42,960	2,191,819
Kyphon, Inc.*	41,720	2,008,818
OraSure Technologies, Inc.*	418,430	3,422,757
SonoSite, Inc.*	66,280	2,083,180
Wright Medical Group, Inc.*	167,000	4,028,040
		19,019,168

Health Care Providers & Services - 2.3%
AMN Healthcare Services, Inc.*	100,000	2,200,000
Cross Country Healthcare, Inc.*	152,000	2,535,360
		4,735,360

Health Care Technology - 2.9%
AMICAS, Inc.*	628,000	2,223,120
Eclipsys Corp.*	101,380	2,007,324
WebMD Health Corp. - Class A*	37,880	1,783,012
		6,013,456

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

Health Care (continued)
Life Sciences Tools & Services - 2.7%
Affymetrix, Inc.*	113,140	$2,816,055
Caliper Life Sciences, Inc.*	598,880	2,808,747
		5,624,802
Total Health Care		39,812,753

Industrials - 9.5%
Airlines - 5.4%
AirTran Holdings, Inc.*	359,890	3,929,999
AMR Corp.*	31,000	816,850
Continental Airlines, Inc. - Class B*	24,000	812,880
JetBlue Airways Corp.*	475,490	5,587,007
		11,146,736

Commercial Services & Supplies - 0.8%
Covanta Holding Corp.*	71,200	1,755,080

Electrical Equipment - 1.8%
Hubbell, Inc. - Class B	33,000	1,789,260
Hydrogenics Corp.* (Canada) (Note 8)	601,110	775,432
Plug Power, Inc.*	390,050	1,224,757
		3,789,449

Machinery - 1.5%
FreightCar America, Inc.	63,900	3,056,976
Total Industrials		19,748,241

Information Technology - 25.4%
Communications Equipment - 4.8%
Blue Coat Systems, Inc.*	74,210	3,674,879
ECI Telecom Ltd.* (Israel) (Note 8)	435,000	3,980,250
Plantronics, Inc.	87,500	2,294,250
		9,949,379

Electronic Equipment & Instruments - 3.9%
LoJack Corp.*	165,810	3,695,905
Mechanical Technology, Inc.*	519,740	654,872
Planar Systems, Inc.*	500,020	3,745,150
		8,095,927

Internet Software & Services - 1.6%
iPass, Inc.*	365,950	1,983,449
Online Resources Corp.*	129,850	1,425,753
		3,409,202

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - June 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

Information Technology (continued)
IT Services - 5.1%
Gevity HR, Inc.	154,740	$2,991,124
MoneyGram International, Inc.	204,930	5,727,793
RightNow Technologies, Inc.*	113,880	1,868,771
		10,587,688
Office Electronics - 0.9%
Boewe Systec AG (Germany) (Note 8)	31,570	1,781,161

Semiconductors & Semiconductor Equipment - 2.1%
Cabot Microelectronics Corp.*	55,660	1,975,373
Netlogic Microsystems, Inc.*	71,390	2,273,058
		4,248,431

Software - 7.0%
Borland Software Corp.*	707,950	4,205,223
Sonic Solutions*	125,010	1,576,376
Take-Two Interactive Software, Inc.*	161,140	3,217,966
UbiSoft Entertainment S.A.* (France) (Note 8)	57,450	3,043,817
Utimaco Safeware AG (Germany) (Note 8)	150,490	2,360,412
		14,403,794
Total Information Technology		52,475,582

Materials - 6.0%
Chemicals - 3.2%
Calgon Carbon Corp.*	286,000	3,317,600
The Scotts Miracle-Gro Co. - Class A	35,300	1,515,782
Tronox, Inc. - Class A	118,620	1,705,756
		6,539,138

Paper & Forest Products - 2.8%
Louisiana-Pacific Corp.	187,840	3,553,933
Norbord, Inc. (Canada) (Note 8)	261,960	2,287,538
		5,841,471
Total Materials		12,380,609

Utilities - 2.6%
Electric Utilities - 0.8%
Westar Energy, Inc.	67,400	1,636,472

Multi-Utilities - 1.8%
Aquila, Inc.*	902,100	3,689,589
Total Utilities		5,326,061

TOTAL COMMON STOCKS
(Identified Cost $178,742,074)		195,931,111

The accompanying notes are an integral part of the financial statements.

6

Investment Portfolio - June 30, 2007 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

SHORT-TERM INVESTMENTS - 5.5%
Dreyfus Treasury Cash Management - Institutional Shares	5,425,797	$5,425,797
U.S. Treasury Bill, 7/5/2007	$6,000,000	5,996,047

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $11,422,698)		11,421,844

TOTAL INVESTMENTS - 100.2%
(Identified Cost $190,164,772)		207,352,955

LIABILITIES, LESS OTHER ASSETS - (0.2%)		(338,747)

NET ASSETS - 100%		$207,014,208

*Non-income producing security

The accompanying notes are an integral part of the financial statements.

7

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:

Investments, at value (identified cost $190,164,772) (Note 2)	$207,352,955
Foreign currency, at value (cost $2)	2
Receivable for fund shares sold	154,437
Dividends receivable	69,092
Foreign tax reclaims receivable	3,518
Prepaid expenses	3,834

TOTAL ASSETS	207,583,838

LIABILITIES:

Accrued management fees (Note 3)	169,477
Accrued fund accounting and transfer agent fees (Note 3)	15,314
Accrued Chief Compliance Officer service fees (Note 3)	394
Accrued directors' fees (Note 3)	288
Payable for fund shares repurchased	364,610
Audit fees payable	19,547

TOTAL LIABILITIES	569,630

TOTAL NET ASSETS	$207,014,208

NET ASSETS CONSIST OF:

Capital stock	$146,311
Additional paid-in-capital	169,976,859
Undistributed net investment income	132,684
Accumulated net realized gain on investments, foreign currency, and other assets and liabilities	19,570,115
Net unrealized appreciation on investments, foreign currency, and other assets and liabilities	17,188,239

TOTAL NET ASSETS	$207,014,208

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($207,014,208/14,631,070 shares)	$14.15

The accompanying notes are an integral part of the financial statements.

8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $13,038)	$981,489
Interest	212,816

Total Investment Income	1,194,305

EXPENSES:

Management fees (Note 3)	944,853
Fund accounting and transfer agent fees (Note 3)	67,268
Directors' fees (Note 3)	3,631
Chief Compliance Officer service fees (Note 3)	2,835
Custodian fees	6,628
Miscellaneous	36,406

Total Expenses	1,061,621

NET INVESTMENT INCOME	132,684

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments	18,314,254
Foreign currency and other assets and liabilities	7,373
18,321,627

Net change in unrealized appreciation on -
Investments	(3,546,063)
Written options	11,524
Foreign currency and other assets and liabilities	31
(3,534,508)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	14,787,119

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,919,803

The accompanying notes are an integral part of the financial statements.

9

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/07	Year Ended
	(unaudited)	12/31/06

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$132,684	$(641,385)
Net realized gain on investments and foreign currency	18,321,627	35,004,998
Net change in unrealized appreciation on investments, written options and foreign currency	(3,534,508)	(5,662,651)

Net increase from operations	14,919,803	28,700,962

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net realized gain on investments	-	(33,448,452)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	16,603,113	25,822,755

Net increase in net assets	31,522,916	21,075,265

NET ASSETS:

Beginning of period	175,491,292	154,416,027

End of period (including undistributed net investment income (loss) of $132,684 and $0, respectively)	$207,014,208	$175,491,292

The accompanying notes are an integral part of the financial statements.

10

Financial Highlights

	For the Six
	Months Ended
	6/30/07			For the Years Ended
	(unaudited)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$13.08	$13.66	$15.01	$13.12	$9.52	$11.49

Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.05)	(0.07)	(0.07)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	1.06	2.55	2.20	2.66	3.64	(1.94)

Total from investment operations	1.07	2.50	2.13	2.59	3.60	(1.97)

Less distributions to shareholders:
From net realized gain on investments	-	(3.08)	(3.48)	(0.70)	-	-

Net asset value - End of period	$14.15	$13.08	$13.66	$15.01	$13.12	$9.52

Total return[1]	8.18%	18.06%	14.11%	19.81%	37.82%	(17.15%)

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.12%[2]	1.16%	1.19%	1.22%	1.22%	1.24%
Net investment income (loss)	0.14%[2]	(0.40%)	(0.51%)	(0.54%)	(0.39%)	(0.28%)

Portfolio turnover	34%	85%	55%	61%	42%	70%

Net assets - End of period (000's omitted)	$207,014	$175,491	$154,416	$169,438	$139,909	$95,772

*The investment advisor did not impose all of its management fee in some periods and is not eligible to recoup any expenses that have been waived or reimbursed in prior periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

N/A	N/A	N/A	0.01%	0.01%	N/A

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
2Annualized.

The accompanying notes are an integral part of the financial statements.

11

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Small Cap Series (the "Series") is a no-load diversified series of Manning & Napier Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 3.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2007, 2.13 billion shares have been designated in total among 21 series, of which 87.5 million have been designated as Small Cap Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

12

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)
Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Option Contracts
The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

13

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Option Contracts (continued)
When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of

14

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) under which BISYS serves as sub-accounting services and sub-transfer agent. On May 2, 2007, The BISYS Group, Inc., the parent company of BISYS Fund Services Ohio, Inc., announced that it had entered into a definitive agreement to be acquired by Citi. The transaction closed effective August 1, 2007, at which time the name changed to Citi Fund Services Ohio, Inc.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2007, purchases and sales of securities, other than United States Government securities and short-term securities, were $73,160,930 and $61,319,764, respectively. There were no purchases or sales of United States Government securities.

5.  CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of Small Cap Series were:

	For the Six Months		For the Year
	Ended 6/30/07		Ended 12/31/06

	Shares	Amount	Shares	Amount

Sold	1,519,067	20,757,576	2,333,662	$34,715,820
Reinvested	-	-	2,454,854	32,569,872
Repurchased	(304,785)	(4,154,463)	(2,677,271)	(41,462,937)
Total	1,214,282	16,603,113	2,111,245	$25,822,755

Approximately 79% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

15

Notes to Financial Statements (unaudited)

6.  OPTIONS WRITTEN

A summary of obligations for written option contracts for the six months ended June 30, 2007 is as follows:

	Put Options		Call Options
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Balance at December 31, 2006	-	$-	640	$116,476
Options exercised during 2007	-	-	(640)	(116,476)
Balance at June 30, 2007	-	$-	-	$-

7.  FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2007.

8.  FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

9.  FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2006 were as follows:

Ordinary income	$5,103,422
Long-term capital gains	28,345,030

At June 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$190,164,772

Unrealized appreciation	$26,628,971
Unrealized depreciation	(9,440,788)

Net unrealized appreciation	$17,188,183

16

Notes to Financial Statements (unaudited)

10. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 provides guidance for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Effective June 30, 2007, the Series adopted the provisions of FIN 48. Management has evaluated the impact of FIN 48 and has concluded that it does not have any impact on the Series’ results of operation and financial condition.

In addition, in September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone    1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site       http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site                    http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov
On the Advisor’s web site            http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.
World Opportunities Series
Semi-Annual Report
June 30, 2007

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/07	6/30/07	1/1/07-6/30/07
Actual	$1,000.00	$1,121.10	$5.84
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.29	$5.56

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2007 (unaudited)

Data for pie chart to follow:

Country Allocation1

Australia	3.3%
Brazil	4.6%
Canada	3.6%
France	14.3%
Germany	5.6%
Guernsey	3.2%
Israel	3.7%
Japan	4.7%
Netherlands	5.8%
Switzerland	16.6%
United Kingdom	19.9%
Miscellaneous[2]	4.8%
Cash, short-term investments, and liabilities, less other assets	9.9%

1As a percentage of net assets.
2Miscellaneous
Mexico (0.9%)
South Korea (1.9%)
Spain (1.0%)
Taiwan (1.0%)

Data for pie chart to follow:

Sector Allocation3

Consumer Discretionary	11.2%
Consumer Staples	16.8%
Energy	8.4%
Financials	11.0%
Health Care	9.7%
Industrials	10.4%
Information Technology	13.2%
Materials	8.6%
Telecommunication Services	0.8%
Cash, short-term investments, and liabilities, less other assets	9.9%

3As a percentage of net assets.

2

Investment Portfolio - June 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 90.1%

Consumer Discretionary - 11.2%
Hotels, Restaurants & Leisure - 3.5%
Club Mediterranee S.A.* (France)	263,000	$18,721,394

Leisure Equipment & Products - 1.8%
Sankyo Co. Ltd. (Japan)	122,000	5,143,205
Sega Sammy Holdings, Inc. (Japan)	278,000	4,504,996
		9,648,201

Media - 0.9%
Grupo Televisa S.A. - ADR (Mexico)	169,870	4,690,111

Specialty Retail - 4.0%
Kingfisher plc (United Kingdom)	3,603,020	16,386,242
Valora Holding AG (Switzerland)	19,400	5,083,524
		21,469,766

Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG (Germany)	84,100	5,371,984
Total Consumer Discretionary		59,901,456

Consumer Staples - 16.8%
Beverages - 1.0%
Scottish & Newcastle plc (United Kingdom)	419,160	5,390,679

Food & Staples Retailing - 1.4%
Carrefour S.A. (France)	107,200	7,564,192

Food Products - 9.7%
Cadbury Schweppes plc (United Kingdom)	780,000	10,649,961
Nestle S.A. (Switzerland)	32,800	12,516,214
Royal Numico N.V. (Koninklijke Numico N.V.) (Netherlands)	166,700	8,692,232
Unilever plc - ADR (United Kingdom)	620,000	20,001,200
		51,859,607

Personal Products - 4.7%
Clarins S.A. (France)	146,000	12,925,879
L’Oreal S.A. (France)	51,490	6,118,065
Natura Cosmeticos S.A. (Brazil)	398,800	5,760,674
		24,804,618
Total Consumer Staples		89,619,096

Energy - 8.4%
Energy Equipment & Services - 7.4%
Abbot Group plc (United Kingdom)	3,859,230	20,786,668
Calfrac Well Services Ltd. (Canada)	378,750	7,454,085
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	44,000	11,071,901
		39,312,654

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

Energy (continued)
Oil, Gas & Consumable Fuels - 1.0%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	50,300	$5,366,004
Total Energy		44,678,658

Financials - 11.0%
Capital Markets - 1.4%
Macquarie Bank Ltd. (Australia)	100,200	7,219,020

Commercial Banks - 5.1%
HSBC Holdings plc (United Kingdom)	565,000	10,380,399
Royal Bank of Scotland Group plc (United Kingdom)	991,000	12,595,687
Societe Generale (France)	23,620	4,396,166
		27,372,252

Diversified Financial Services - 1.8%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	96,910	9,501,752

Insurance - 2.7%
Allianz SE (Germany)	41,400	9,670,253
Willis Group Holdings Ltd. (United Kingdom)	111,000	4,890,660
		14,560,913
Total Financials		58,653,937

Health Care - 9.7%
Health Care Equipment & Supplies - 2.1%
Straumann Holding AG (Switzerland)	39,400	11,098,592

Health Care Providers & Services - 2.3%
BML, Inc. (Japan)	117,200	2,037,267
Sonic Healthcare Ltd. (Australia)	818,600	10,449,327
		12,486,594

Life Sciences Tools & Services - 1.0%
QIAGEN N.V.* (Netherlands)	297,000	5,283,630

Pharmaceuticals - 4.3%
Novartis AG - ADR (Switzerland)	409,000	22,932,630
Total Health Care		51,801,446

Industrials - 10.4%
Aerospace & Defense - 2.5%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	273,650	13,192,667

Air Freight & Logistics - 3.9%
Deutsche Post AG (Germany)	291,000	9,427,875
TNT N.V. (Netherlands)	253,000	11,445,996
		20,873,871

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

Industrials (continued)
Electrical Equipment - 2.0%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	244,925	$5,535,305
Gamesa Corporacion Tecnologica S.A. (Spain)	140,000	5,115,505
		10,650,810

Machinery - 2.0%
Heidelberger Druckmaschinen AG (Germany)	109,000	5,270,553
Schindler Holding AG (Switzerland)	85,200	5,686,047
		10,956,600
Total Industrials		55,673,948

Information Technology - 13.2%
Communications Equipment - 3.3%
ECI Telecom Ltd.* (Israel)	1,921,000	17,577,150

Electronic Equipment & Instruments - 2.1%
AU Optronics Corp. - ADR (Taiwan)	325,000	5,590,000
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	263,000	5,951,690
		11,541,690

IT Services - 1.1%
Getronics N.V.* (Netherlands)	762,830	5,677,892

Software - 6.7%
Aladdin Knowledge Systems Ltd.* (Israel)	111,210	2,306,495
Amdocs Ltd.* (Guernsey)	435,000	17,321,700
Misys plc (United Kingdom)	1,091,600	5,139,855
Square Enix Co. Ltd. (Japan)	190,000	4,799,773
UbiSoft Entertainment S.A.* (France)	113,200	5,997,564
		35,565,387
Total Information Technology		70,362,119

Materials - 8.6%
Chemicals - 6.4%
Lonza Group AG (Switzerland)	278,000	25,632,820
NITTO DENKO Corp. (Japan)	168,400	8,508,228
		34,141,048
Paper & Forest Products - 2.2%
Norbord, Inc. (Canada)	1,331,560	11,627,707
Total Materials		45,768,755

Telecommunication Services - 0.8%
Wireless Telecommunication Services - 0.8%
SK Telecom Co. Ltd. - ADR (South Korea)	149,400	4,086,090

TOTAL COMMON STOCKS
(Identified Cost $402,466,019)		480,545,505

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - June 30, 2007 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

SHORT-TERM INVESTMENTS - 10.1%
Dreyfus Treasury Cash Management - Institutional Shares	6,789,820	$6,789,820
Fannie Mae Discount Note, 7/5/2007	$15,000,000	14,991,467
U.S. Treasury Bill, 7/5/2007	32,000,000	31,979,918

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $53,765,221)		53,761,205

TOTAL INVESTMENTS - 100.2%
(Identified Cost $456,231,240)		534,306,710

LIABILITIES, LESS OTHER ASSETS - (0.2%)		(1,134,228)

NET ASSETS - 100%		$533,172,482

*Non-income producing security
ADR - American Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 19.9%; Switzerland - 16.6%; France - 14.3%.

The accompanying notes are an integral part of the financial statements.

6

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:

Investments, at value (identified cost $456,231,240) (Note 2)	$534,306,710
Foreign currency, at value (cost $1)	1
Receivable for fund shares sold	1,077,312
Dividends receivable	354,631
Foreign tax reclaims receivable	303,562

TOTAL ASSETS	536,042,216

LIABILITIES:

Accrued management fees (Note 3)	423,768
Accrued fund accounting and transfer agent fees (Note 3)	27,992
Accrued Chief Compliance Officer service fees (Note 3)	395
Accrued directors' fees (Note 3)	260
Payable for securities purchased	1,325,141
Payable for fund shares repurchased	1,079,039
Other payables and accrued expenses	13,139

TOTAL LIABILITIES	2,869,734

TOTAL NET ASSETS	$533,172,482

NET ASSETS CONSIST OF:

Capital stock	$496,578
Additional paid-in-capital	417,874,109
Undistributed net investment income	4,084,756
Accumulated net realized gain on investments, foreign currency, and other assets and liabilities	32,631,391
Net unrealized appreciation on investments, foreign currency, and other assets and liabilities	78,085,648

TOTAL NET ASSETS	$533,172,482

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($533,172,482/49,657,837 shares)	$10.74

The accompanying notes are an integral part of the financial statements.

7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $415,032)	$5,347,108
Interest	874,241

Total Investment Income	6,221,349

EXPENSES:

Management fees (Note 3)	2,098,322
Fund accounting and transfer agent fees (Note 3)	148,855
Directors' fees (Note 3)	3,636
Chief Compliance Officer service fees (Note 3)	2,835
Custodian fees	28,101
Miscellaneous	53,475

Total Expenses	2,335,224

NET INVESTMENT INCOME	3,886,125

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on -
Investments	27,824,432
Foreign currency and other assets and liabilities	2,628
27,827,060

Net change in unrealized appreciation on -
Investments	16,647,850
Foreign currency and other assets and liabilities	2,024
16,649,874

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	44,476,934

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,363,059

The accompanying notes are an integral part of the financial statements.

8

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/07	Year Ended
	(unaudited)	12/31/06

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,886,125	$3,357,023
Net realized gain on investments and foreign currency	27,827,060	41,288,613
Net change in unrealized appreciation on investments and foreign currency	16,649,874	29,930,018

Net increase from operations	48,363,059	74,575,654

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	-	(3,785,787)
From net realized gain on investments	-	(43,381,288)

Total distributions to shareholders	-	(47,167,075)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	167,688,047	83,077,241

Net increase in net assets	216,051,106	110,485,820

NET ASSETS:

Beginning of period	317,121,376	206,635,556

End of period (including undistributed net investment income of $4,084,756 and $198,631, respectively)	$533,172,482	$317,121,376

The accompanying notes are an integral part of the financial statements.

9

Financial Highlights

	For the Six
	Months Ended
	6/30/07			For the Years Ended
	(unaudited)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$9.58	$8.46	$8.33	$6.84	$5.28	$5.98

Income (loss) from investment operations:
Net investment income	0.08	0.12	0.07	0.05	0.06	0.06
Net realized and unrealized gain (loss) on investments	1.08	2.71	0.87	1.68	1.56	(0.71)

Total from investment operations	1.16	2.83	0.94	1.73	1.62	(0.65)

Less distributions to shareholders:
From net investment income	-	(0.14)	(0.07)	(0.06)	(0.06)	-
From net realized gain on investments	-	(1.57)	(0.74)	(0.18)	-[2]	(0.05)

Total distributions to shareholders	-	(1.71)	(0.81)	(0.24)	(0.06)	(0.05)

Net asset value - End of period	$10.74	$9.58	$8.46	$8.33	$6.84	$5.28

Total return[1]	12.11%	33.88%	11.33%	25.42%	30.80%	(10.78%)

Ratios (to average net assets)/Supplemental Data:
Expenses	1.11%[3]	1.16%	1.21%	1.26%	1.27%*	1.30%
Net investment income	1.85%[3]	1.35%	0.95%	0.75%	1.25%	1.10%

Portfolio turnover	25%	64%	46%	42%	31%	41%

Net assets - End of period (000's omitted)	$533,172	$317,121	$206,636	$160,895	$119,845	$78,772

*The investment advisor did not impose all of its management fee and is not eligible to recoup any expenses that have been waived or reimbursed in prior periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.01%.

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03. Periods less than one year are not annualized.
2Less than $0.01 per share.
3Annualized.

The accompanying notes are an integral part of the financial statements.

10

Notes to Financial Statements (unaudited)

1. ORGANIZATION

World Opportunities Series (the "Series") is a no-load diversified series of Manning & Napier Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 3.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2007, 2.13 billion shares have been designated in total among 21 series, of which 150 million have been designated as World Opportunities Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

11

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)
Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

12

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) under which BISYS serves as sub-accounting services and sub-transfer agent. On May 2, 2007, The BISYS Group, Inc., the parent company of BISYS Fund Services Ohio, Inc., announced that it had entered into a definitive agreement to be acquired by Citi. The transaction closed effective August 1, 2007, at which time the name changed to Citi Fund Services Ohio, Inc.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2007, purchases and sales of securities, other than United States Government securities and short-term securities, were $244,973,386 and $92,313,842, respectively. There were no purchases or sales of United States Government securities.

13

Notes to Financial Statements (unaudited)

5. CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of World Opportunities Series were:

	For the Six Months		For the Year
	Ended 6/30/07		Ended 12/31/06

	Shares	Amount	Shares	Amount

Sold	19,810,330	$200,785,846	11,822,192	$114,767,511
Reinvested	-	-	4,599,718	44,020,070
Repurchased	(3,249,602)	(33,097,799)	(7,744,452)	(75,710,340)
Total	16,560,728	$167,688,047	8,677,458	$83,077,241

Approximately 39% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.  FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2007.

7.  FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2006 were as follows:

Ordinary income	$11,373,017
Long-term capital gains	35,794,058

14

Notes to Financial Statements (unaudited)

8. FEDERAL INCOME TAX INFORMATION (continued)

At June 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$456,257,970

Unrealized appreciation	$82,411,595
Unrealized depreciation	(4,362,855)

Net unrealized appreciation	$78,048,740

9. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 provides guidance for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Effective June 30, 2007, the Series adopted the provisions of FIN 48. Management has evaluated the impact of FIN 48 and has concluded that it does not have any impact on the Series’ results of operation and financial condition.

In addition, in September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

15

 (This page intentionally left blank)

16

(This page intentionally left blank)

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone    1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site       http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site                    http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov
On the Advisor’s web site            http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.
International Series
Semi-Annual Report
June 30, 2007

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/07	6/30/07	1/1/07-6/30/07
Actual	$1,000.00	$1,115.90	$6.03
Hypothetical
(5% return before expenses)	$1,000.00	$1,019. 09	$5.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2007 (unaudited)

Data for pie chart to follow:

Country Allocation1

Brazil	5.5%
France	12.3%
Germany	21.6%
Italy	5.4%
Japan	7.8%
Malaysia	2.6%
Netherlands	2.4%
South Korea	3.9%
Switzerland	3.9%
Taiwan	4.7%
United Kingdom	20.1%
Miscellaneous[2]	3.6%
Cash, short-term investments, and other assets, less liabilities	6.2%

1As a percentage of net assets.
2Miscellaneous
Norway (0.8%)
Poland (0.6%)
Portugal (1.7%)
Spain (0.5%)

Data for pie chart to follow:

Sector Allocation3

Consumer Discretionary	8.3%
Consumer Staples	16.2%
Energy	5.6%
Financials	30.8%
Health Care	7.2%
Industrials	4.8%
Information Technology	5.7%
Materials	3.8%
Telecommunication Services	4.1%
Utilities	7.3%
Cash, short-term investments, and other assets, less liabilities	6.2%

3As a percentage of net assets.

2

Investment Portfolio - June 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 93.8%

Consumer Discretionary - 8.3%
Auto Components - 1.0%
Hankook Tire Co. Ltd. (South Korea)	143,000	$2,570,439

Household Durables - 1.1%
LG Electronics, Inc. (South Korea)	35,000	2,895,506

Media - 3.6%
Impresa S.A. (SGPS)* (Portugal)	338,000	1,257,900
Mediaset S.p.A. (Italy)	175,000	1,812,925
Reed Elsevier plc - ADR (United Kingdom)	55,600	2,874,520
Wolters Kluwer N.V. (Netherlands)	105,037	3,219,639
		9,164,984

Multiline Retail - 1.2%
PPR (France)	18,300	3,208,623

Specialty Retail - 0.7%
KOMERI Co. Ltd. (Japan)	67,000	1,785,070

Textiles, Apparel & Luxury Goods - 0.7%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	14,920	1,727,169
Total Consumer Discretionary		21,351,791

Consumer Staples - 16.2%
Beverages - 3.2%
Diageo plc (United Kingdom)	130,000	2,706,865
Kirin Brewery Co. Ltd. (now known as Kirin Holdings Co. Ltd.) (Japan)	173,000	2,589,871
Scottish & Newcastle plc (United Kingdom)	229,000	2,945,094
		8,241,830

Food & Staples Retailing - 3.4%
Carrefour S.A. (France)	38,832	2,740,044
President Chain Store Corp. (Taiwan)	495,000	1,409,939
Tesco plc (United Kingdom)	533,000	4,478,857
		8,628,840

Food Products - 6.6%
Cadbury Schweppes plc (United Kingdom)	358,000	4,888,059
Groupe Danone (France)	31,952	2,595,319
Nestle S.A. (Switzerland)	8,400	3,205,372
Suedzucker AG (Germany)	72,400	1,607,844
Unilever plc - ADR (United Kingdom)	148,000	4,774,480
		17,071,074

Household Products - 1.8%
Kao Corp. (Japan)	47,000	1,217,854

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

Consumer Staples (continued)
Household Products (continued)
Reckitt Benckiser plc (United Kingdom)	62,500	$3,432,273
		4,650,127

Personal Products - 1.2%
Clarins S.A. (France)	35,777	3,167,460
Total Consumer Staples		41,759,331

Energy - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
BP plc (United Kingdom)	205,000	2,482,079
Eni S.p.A. (Italy)	143,154	5,211,377
Royal Dutch Shell plc - Class B (United Kingdom)	70,500	2,948,648
Total S.A. (France)	45,160	3,682,814
Total Energy		14,324,918

Financials - 30.8%
Capital Markets - 3.0%
Daiwa Securities Group, Inc. (Japan)	79,000	842,555
Deutsche Bank AG (Germany)	30,000	4,352,239
Nomura Holdings, Inc. (Japan)	63,000	1,228,170
OSK Holdings Berhad (Malaysia)	1,337,000	1,170,359
		7,593,323

Commercial Banks - 14.8%
Aareal Bank AG (Germany)	92,000	4,805,868
Banca Monte dei Paschi di Siena S.p.A. (Italy)	181,000	1,228,418
Bank Handlowy w Warszawie S.A. (Poland)	24,000	1,077,470
BNP Paribas (France)	26,000	3,109,036
The Chugoku Bank Ltd. (Japan)	137,000	1,905,158
Commerzbank AG (Germany)	62,500	2,981,507
Credit Agricole S.A. (France)	57,900	2,365,584
The Hachijuni Bank Ltd. (Japan)	244,000	1,718,366
Hong Leong Financial Group Berhad (Malaysia)	653,000	1,220,826
HSBC Holdings plc (United Kingdom)	153,000	2,810,975
Intesa Sanpaolo (Italy)	159,799	1,195,903
Mitsubishi UFJ Financial Group, Inc. (Japan)	170	1,877,995
Royal Bank of Scotland Group plc (United Kingdom)	248,100	3,153,370
Societe Generale (France)	11,312	2,105,395
The Sumitomo Trust & Banking Co. Ltd. (Japan)	247,000	2,357,445
UniCredito Italiano S.p.A. (Italy)	489,000	4,387,520
		38,300,836

Diversified Financial Services - 1.1%
ING Groep N.V. (Netherlands)	65,395	2,901,901

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

Financials (continued)
Insurance - 6.0%
Allianz SE (Germany)	32,620	$7,619,412
Axa (France)	44,892	1,944,694
Muenchener Rueckver AG (Germany)	32,400	5,950,063
		15,514,169

Real Estate Management & Development - 5.9%
Alstria Office AG* (Germany)	250,000	5,159,487
IOI Properties Berhad (Malaysia)	372,000	1,434,087
Klabin Segall S.A. (Brazil)	140,000	1,451,556
Rodobens Negocios Imobiliarios S.A. (Brazil)	259,000	3,524,979
Rossi Residencial S.A. (Brazil)	170,000	3,606,328
		15,176,437
Total Financials		79,486,666

Health Care - 7.2%
Health Care Equipment & Supplies - 0.5%
Straumann Holding AG (Switzerland)	4,580	1,290,141

Pharmaceuticals - 6.7%
AstraZeneca plc (United Kingdom)	22,300	1,201,351
AstraZeneca plc - ADR (United Kingdom)	37,000	1,978,760
GlaxoSmithKline plc (United Kingdom)	138,000	3,616,047
Novartis AG - ADR (Switzerland)	49,000	2,747,430
Sanofi-Aventis (France)	21,083	1,714,761
Shire plc (United Kingdom)	170,000	4,236,090
Takeda Pharmaceutical Co. Ltd. (Japan)	28,000	1,810,413
		17,304,852
Total Health Care		18,594,993

Industrials - 4.8%
Airlines - 1.8%
Deutsche Lufthansa AG (Germany)	164,800	4,603,240

Commercial Services & Supplies - 0.4%
Taiwan Secom Co. Ltd. (Taiwan)	627,210	1,068,859

Electrical Equipment - 0.7%
Teco Electric & Machinery Co. Ltd. (Taiwan)	3,280,000	1,866,529

Industrial Conglomerates - 0.7%
Sonae S.A. (SGPS) (Portugal)	669,100	1,901,547

Machinery - 0.6%
FANUC Ltd. (Japan)	15,500	1,601,495

Transportation Infrastructure - 0.6%
Malaysia Airports Holdings Berhad (Malaysia)	1,716,000	1,437,461
Total Industrials		12,479,131

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - June 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

Information Technology - 5.7%
Communications Equipment - 0.9%
D-Link Corp. (Taiwan)	946,000	$2,245,458

Electronic Equipment & Instruments - 1.8%
KEYENCE Corp. (Japan)	4,950	1,082,800
Samsung SDI Co. Ltd. (South Korea)	34,200	2,221,982
Yageo Corp.* (Taiwan)	2,690,000	1,289,294
		4,594,076

Semiconductors & Semiconductor Equipment - 1.8%
Hynix Semiconductor, Inc.* (South Korea)	66,000	2,383,433
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	217,378	2,419,423
		4,802,856

Software - 1.2%
SAP AG (Germany)	61,400	3,145,906
Total Information Technology		14,788,296

Materials - 3.8%
Chemicals - 3.2%
Arkema* (France)	1,129	74,087
Bayer AG (Germany)	107,350	8,107,945
		8,182,032

Construction Materials - 0.6%
Taiwan Cement Corp. (Taiwan)	1,488,901	1,726,275
Total Materials		9,908,307

Telecommunication Services - 4.1%
Diversified Telecommunication Services - 3.5%
France Telecom S.A. - ADR (France)	31,000	851,880
Portugal Telecom S.A. (SGPS) - ADR (Portugal)	94,250	1,309,132
Swisscom AG - ADR (Switzerland)	85,000	2,898,500
Telefonica S.A. - ADR (Spain)	18,250	1,218,370
Telekomunikacja Polska S.A. (Poland)	64,000	560,859
Telenor ASA - ADR (Norway)	36,250	2,132,406
		8,971,147
Wireless Telecommunication Services - 0.6%
Digi.com Berhad (Malaysia)	227,000	1,513,333
Total Telecommunication Services		10,484,480

Utilities - 7.3%
Electric Utilities - 2.8%
E.ON AG (Germany)	43,737	7,315,247

The accompanying notes are an integral part of the financial statements.

6

Investment Portfolio - June 30, 2007 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

Utilities (continued)
Multi-Utilities - 2.3%
National Grid plc (United Kingdom)	229,000	$3,393,410
Suez S.A. (France)	43,340	2,492,139
		5,885,549

Water Utilities - 2.2%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	135,040	2,978,164
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)	182,000	2,728,112
		5,706,276
Total Utilities		18,907,072

TOTAL COMMON STOCKS
(Identified Cost $155,523,147)		242,084,985

SHORT-TERM INVESTMENTS - 5.8%
Dreyfus Treasury Cash Management - Institutional Shares	6,014,027	6,014,027
Fannie Mae Discount Note, 7/5/2007	$3,000,000	2,998,293
U.S. Treasury Bill, 8/9/2007	6,000,000	5,971,433

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $14,983,753)		14,983,753

TOTAL INVESTMENTS - 99.6%
(Identified Cost $170,506,900)		257,068,738

OTHER ASSETS, LESS LIABILITIES - 0.4%		1,146,747

NET ASSETS - 100%		$258,215,485

*Non-income producing security
ADR - American Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany - 21.6%; United Kingdom - 20.1%; France - 12.3%.

The accompanying notes are an integral part of the financial statements.

7

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:

Investments, at value (identified cost $170,506,900) (Note 2)	$257,068,738
Foreign currency, at value (cost $128,754)	129,224
Receivable for securities sold	1,237,094
Dividends receivable	417,819
Receivable for fund shares sold	208,658
Foreign tax reclaims receivable	138,523
Prepaid expenses	1,924

TOTAL ASSETS	259,201,980

LIABILITIES:

Accrued management fees (Note 3)	208,550
Accrued fund accounting and transfer agent fees (Note 3)	17,682
Accrued Chief Compliance Officer service fees (Note 3)	395
Accrued directors' fees (Note 3)	288
Payable for fund shares repurchased	737,176
Audit fees payable	22,404

TOTAL LIABILITIES	986,495

TOTAL NET ASSETS	$258,215,485

NET ASSETS CONSIST OF:

Capital stock	$235,196
Additional paid-in-capital	166,835,334
Undistributed net investment income	3,068,062
Accumulated net realized gain on investments, foreign currency, and other assets and liabilities	1,509,411
Net unrealized appreciation on investments, foreign currency, and other assets and liabilities	86,567,482

TOTAL NET ASSETS	$258,215,485

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($258,215,485/23,519,617 shares)	$10.98

The accompanying notes are an integral part of the financial statements.

8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $506,040)	$4,088,683
Interest	231,979

Total Investment Income	4,320,662

EXPENSES:

Management fees (Note 3)	1,162,080
Fund accounting and transfer agent fees (Note 3)	80,858
Directors' fees (Note 3)	3,631
Chief Compliance Officer service fees (Note 3)	2,835
Custodian fees	40,192
Miscellaneous	43,923

Total Expenses	1,333,519

NET INVESTMENT INCOME	2,987,143

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	1,747,391
Foreign currency and other assets and liabilities	(237,980)
1,509,411

Net change in unrealized appreciation on -
Investments	21,587,065
Foreign currency and other assets and liabilities	(3,613)
21,583,452

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	23,092,863

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,080,006

The accompanying notes are an integral part of the financial statements.

9

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/07	Year Ended
	(unaudited)	12/31/06

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,987,143	$2,730,077
Net realized gain on investments and foreign currency	1,509,411	35,089,156
Net change in unrealized appreciation on investments and foreign currency	21,583,452	3,929,198

Net increase from operations	26,080,006	41,748,431

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	-	(2,592,847)
From net realized gain on investments	-	(36,732,750)

Total distributions to shareholders	-	(39,325,597)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	16,154,791	20,390,350

Net increase in net assets	42,234,797	22,813,184

NET ASSETS:

Beginning of period	215,980,688	193,167,504

End of period (including undistributed net investment income of $3,068,062 and $80,919, respectively)	$258,215,485	$215,980,688

The accompanying notes are an integral part of the financial statements.

10

Financial Highlights

	For the Six
	Months Ended
	6/30/07			For the Years Ended
	(unaudited)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$9.84	$9.90	$9.52	$8.83	$6.67	$7.89

Income (loss) from investment operations:
Net investment income	0.13	0.15	0.11	0.08	0.07	0.07
Net realized and unrealized gain (loss) on investments	1.01	2.01	1.21	1.44	2.72	(1.20)

Total from investment operations	1.14	2.16	1.32	1.52	2.79	(1.13)

Less distributions to shareholders:
From net investment income	-	(0.15)	(0.11)	(0.08)	(0.06)	(0.07)
From net realized gain on investments	-	(2.07)	(0.83)	(0.75)	(0.57)	(0.02)

Total distributions to shareholders	-	(2.22)	(0.94)	(0.83)	(0.63)	(0.09)

Net asset value - End of period	$10.98	$9.84	$9.90	$9.52	$8.83	$6.67

Total return[1]	11.59%	21.96%	13.99%	17.67%	42.10%	(14.30%)

Ratios (to average net assets)/Supplemental Data:
Expenses	1.15%[2]	1.18%	1.24%	1.29%	1.30%*	1.32%
Net investment income	2.57%[2]	1.39%	1.10%	0.86%	0.94%	0.96%

Portfolio turnover	15%	30%	35%	19%	46%	5%

Net assets - End of period (000's omitted)	$258,215	$215,981	$193,168	$165,917	$129,479	$80,945

*The investment advisor did not impose all of its management fee and is not eligible to recoup any expenses that have been waived or reimbursed in prior periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.02%.

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03. Periods less than one year are not annualized.
2Annualized.

The accompanying notes are an integral part of the financial statements.

11

Notes to Financial Statements (unaudited)

1. ORGANIZATION

International Series (the "Series") is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time. The total authorized capital stock of the Fund consists of 3.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2007, 2.13 billion shares have been designated in total among 21 series, of which 100 million have been designated as International Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

12

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

        Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

13

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) under which BISYS serves as sub-accounting services and sub-transfer agent. On May 2, 2007, The BISYS Group, Inc., the parent company of BISYS Fund Services Ohio, Inc., announced that it had entered into a definitive agreement to be acquired by Citi. The transaction closed effective August 1, 2007, at which time the name changed to Citi Fund Services Ohio, Inc.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2007, purchases and sales of securities, other than United States Government securities and short-term securities, were $59,641,702 and $33,014,245, respectively. There were no purchases or sales of United States Government securities.

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of International Series were:

	For the Six Months		For the Year
	Ended 6/30/07		Ended 12/31/06
	Shares	Amount	Shares	Amount

Sold	2,023,532	$20,848,729	3,790,447	$40,831,406
Reinvested	-	-	3,944,903	38,787,300
Repurchased	(451,222)	(4,693,938)	(5,307,703)	(59,228,356)
Total	1,572,310	$16,154,791	2,427,647	$20,390,350

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

14

Notes to Financial Statements (unaudited)

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2007.

7. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2006 were as follows:

Ordinary income	$5,289,902
Long-term capital gains	34,035,695

At June 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$170,506,900

Unrealized appreciation	$87,686,161
Unrealized depreciation	(1,124,323)

Net unrealized appreciation	$86,561,838

9.   RECENT ACCOUTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 provides guidance for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Tax

15

Notes to Financial Statements (unaudited)

9.   RECENT ACCOUNTING PRONOUNCEMENTS (continued)

positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Effective June 30, 2007, the Series adopted the provisions of FIN 48. Management has evaluated the impact of FIN 48 and has concluded that it does not have any impact on the Series’ results of operation and financial condition.

In addition, in September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

16

(This page intentionally left blank)

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone    1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site       http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov
On the Advisor’s web site            http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.
Core Plus Bond Series
Semi-Annual Report
June 30, 2007

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/07	6/30/07	1/1/07-6/30/07
Actual	$1,000.00	$1,008.00	$4.03
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.78	$4.06

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2007 (unaudited)

Data for pie chart to follow:

Sector Allocation1

Consumer Discretionary	8.84%
Consumer Staples	0.65%
Energy	2.13%
Financials	9.42%
Health Care	1.77%
Industrials	6.63%
Information Technology	2.61%
Materials	0.57%
Utilities	3.06%
Asset-Backed Securities	0.54%
Special Purpose Entities	1.98%
Supranational Obligations	0.62%
U.S. Government Agencies	51.23%
Cash, short-term investments, and liabilities, less other assets	9.95%

1As a percentage of net assets

Data for pie chart to follow:

Credit Quality Ratings2,3

Aaa	13.07%
Aa	8.09%
A	32.97%
Baa	30.18%
Ba	9.79%
B	2.11%
Caa	3.79%

2As a percentage of total corporate bonds, foreign bonds, asset-backed securities, special purpose entities and supranational obligations.
3Based on ratings from Moody's, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series' investment policies.

2

Investment Portfolio - June 30, 2007 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

CORPORATE BONDS - 34.37%
Convertible Corporate Bonds - 4.92%
Consumer Discretionary - 1.36%
Hotels, Restaurants & Leisure - 0.63%
Carnival Corp., 2.00%, 4/15/2021	A3	$1,250,000	$1,578,125

Media - 0.73%
Charter Communications, Inc., 5.875%, 11/16/2009	Caa3	1,015,000	1,814,312
Total Consumer Discretionary			3,392,437

Energy - 1.12%
Energy Equipment & Services - 1.12%
Pride International, Inc., 3.25%, 5/1/2033	BB2	675,000	1,008,281
Schlumberger Ltd., 1.50%, 6/1/2023	A1	760,000	1,783,150
Total Energy			2,791,431

Health Care - 0.20%
Pharmaceuticals - 0.20%
Valeant Pharmaceuticals International, 4.00%, 11/15/2013	B2	540,000	500,850

Industrials - 0.75%
Airlines - 0.75%
JetBlue Airways Corp., 3.75%, 3/15/2035	Caa2	1,900,000	1,864,375

Information Technology - 1.09%
Computers & Peripherals - 1.09%
EMC Corp., 1.75%, 12/1/2013	BBB[2]	2,150,000	2,738,563

Utilities - 0.40%
Multi-Utilities - 0.40%
Xcel Energy, Inc., 7.50%, 11/21/2007	Baa1	595,000	1,001,088

Total Convertible Corporate Bonds
(Identified Cost $10,647,906)			12,288,744

Non-Convertible Corporate Bonds - 29.45%
Consumer Discretionary - 7.48%
Automobiles - 2.89%
General Motors Acceptance Corp. LLC, 6.125%, 1/22/2008	Ba1	7,240,000	7,238,979

Media - 3.14%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2	2,725,000	2,919,486
Comcast Corp., 6.50%, 11/15/2035	Baa2	3,105,000	3,009,829
The Walt Disney Co., 7.00%, 3/1/2032	A2	1,720,000	1,911,180
			7,840,495

Multiline Retail - 0.82%
Target Corp., 5.875%, 3/1/2012	A1	2,020,000	2,052,108

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2007 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 0.63%
Lowe's Companies, Inc., 8.25%, 6/1/2010	A1	$1,470,000	$1,577,889
Total Consumer Discretionary			18,709,471

Consumer Staples - 0.65%
Food & Staples Retailing - 0.64%
The Kroger Co., 7.25%, 6/1/2009	Baa2	775,000	796,702
The Kroger Co., 6.80%, 4/1/2011	Baa2	775,000	801,135
			1,597,837

Household Products - 0.01%
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	23,760
Total Consumer Staples			1,621,597

Energy - 1.01%
Oil, Gas & Consumable Fuels - 1.01%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	1,015,000	991,069
Arch Western Finance LLC, 6.75%, 7/1/2013	B1	1,615,000	1,550,400
Total Energy			2,541,469

Financials - 8.11%
Capital Markets - 2.10%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	A1	1,920,000	1,831,137
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	A1	1,155,000	1,198,021
Merrill Lynch & Co., Inc., 6.00%, 2/15/2017	Aa3	1,165,000	1,145,524
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A1	1,145,000	1,074,380
			5,249,062

Commercial Banks - 2.43%
Commonwealth Bank of Australia[3,4], 4/30/2010 (Australia) (Note 7)	Aa3	1,000,000	943,800
PNC Bank National Association, 5.25%, 1/15/2017	A1	1,895,000	1,805,431
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	85,000	87,563
Wachovia Corp., 5.25%, 8/1/2014	A1	3,340,000	3,244,429
			6,081,223

Consumer Finance - 1.71%
Toyota Motor Credit Corp., 0.75%, 6/9/2008 (JPY) (Note 7)	Aaa	235,000,000	1,905,739
Toyota Motor Credit Corp., 10.00%, 5/4/2022	Aaa	2,400,000	2,376,000
			4,281,739

Diversified Financial Services - 0.43%
Citigroup, Inc., 6.625%, 6/15/2032	Aa2	1,040,000	1,083,520

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2007 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 1.44%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	Aa2	$1,965,000	$1,871,951
American International Group, Inc., 4.25%, 5/15/2013	Aa2	1,840,000	1,716,354
			3,588,305
Total Financials			20,283,849

Health Care - 1.57%
Pharmaceuticals - 1.57%
Abbott Laboratories, 3.50%, 2/17/2009	A1	1,305,000	1,268,387
Abbott Laboratories, 5.875%, 5/15/2016	A1	500,000	500,128
Wyeth, 6.50%, 2/1/2034	A3	2,100,000	2,159,210
Total Health Care			3,927,725

Industrials - 5.88%
Aerospace & Defense - 0.49%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	1,175,000	1,224,900

Air Freight & Logistics - 0.51%
FedEx Corp., 3.50%, 4/1/2009	Baa2	1,310,000	1,266,309

Airlines - 0.99%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	2,630,000	2,489,605

Industrial Conglomerates - 1.29%
General Electric Capital Corp., 3.75%, 4/9/2008 (EUR) (Note 7)	Aaa	1,215,000	1,635,213
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	1,460,000	1,584,053
			3,219,266

Machinery - 0.48%
John Deere Capital Corp., 5.50%, 4/13/2017	A2	1,240,000	1,208,339

Road & Rail - 2.12%
CSX Corp., 6.00%, 10/1/2036	Baa3	3,725,000	3,477,571
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	1,870,000	1,817,653
			5,295,224
Total Industrials			14,703,643

Information Technology - 1.52%
Communications Equipment - 1.52%
Cisco Systems, Inc., 5.50%, 2/22/2016	A1	1,240,000	1,210,002
Corning, Inc., 6.20%, 3/15/2016	Baa1	2,590,000	2,596,604
Total Information Technology			3,806,606

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - June 30, 2007 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials - 0.57%
Metals & Mining - 0.57%
Alcoa, Inc., 5.87%, 2/23/2022	A2	$1,505,000	$1,428,439

Utilities - 2.66%
Electric Utilities - 2.30%
Allegheny Energy Supply Co. LLC[3,5], 8.25%, 4/15/2012	Ba3	1,180,000	1,256,700
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2	1,275,000	1,270,854
Exelon Generation Co. LLC, 5.35%, 1/15/2014	Baa1	3,355,000	3,214,999
			5,742,553

Multi-Utilities - 0.36%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3	770,000	840,482
Duke Energy Field Services LLC (now known as DCP Midstream LP), 7.875%, 8/16/2010	Baa2	30,000	31,859
Sempra Energy, 7.95%, 3/1/2010	Baa1	30,000	31,719
			904,060
Total Utilities			6,646,613

Total Non-Convertible Corporate Bonds
(Identified Cost $75,346,042)			73,669,412

TOTAL CORPORATE BONDS
(Identified Cost $85,993,948)			85,958,156

FOREIGN BONDS - 1.31%
Financials - 1.31%
Commercial Banks - 1.31%
Depfa ACS Bank, 0.75%, 9/22/2008 (Ireland) (JPY) (Note 7)	Aaa	180,000,000	1,459,186
MBNA Europe Funding plc, 3.00%, 2/7/2008 (United Kingdom) (EUR) (Note 7)	Aaa	1,350,000	1,811,767

TOTAL FOREIGN BONDS
(Identified Cost $3,263,247)			3,270,953

ASSET BACKED SECURITIES - 0.54%
Onyx Acceptance Owner Trust 2003-D A4, 3.20%, 3/15/2010	Aaa	369,323	365,466
Terra 2007-1A B1 Static Synthetic CDO[3,6], 6.355%, 3/20/2015	AA2	1,000,000	981,900

TOTAL ASSET BACKED SECURITIES
(Identified Cost $1,367,581)			1,347,366

SPECIAL PURPOSE ENTITIES - 1.98%
Parcs Master Trust, Series 2007-23, 6.32%[3,7], 6/20/2014
(Identified Cost $5,000,000)	A2	5,000,000	4,950,000

The accompanying notes are an integral part of the financial statements.

6

Investment Portfolio - June 30, 2007 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

SUPRANATIONAL OBLIGATIONS - 0.62%
International Bank for Reconstruction and Development, 2.00%, 2/18/2008 (JPY) (Note 7)
(Identified Cost $1,713,226)	Aaa	$190,000,000	$1,553,700

U.S. GOVERNMENT AGENCIES - 51.23%
Mortgage-Backed Securities - 47.97%
Fannie Mae, Pool #244510, 5.50%, 12/1/2008		4,747	4,731
Fannie Mae, Pool #190549, 5.50%, 1/1/2009		5,787	5,768
Fannie Mae, Pool #050972, 5.50%, 1/1/2009		5,796	5,776
Fannie Mae, Pool #663794, 5.50%, 9/1/2017		122,524	121,158
Fannie Mae, Pool #555389, 5.50%, 4/1/2018		508,522	502,855
Fannie Mae, Pool #697020, 5.50%, 5/1/2018		40,543	40,084
Fannie Mae, Pool #741610, 5.50%, 9/1/2018		392,381	387,941
Fannie Mae, Pool #761280, 5.50%, 2/1/2019		120,743	119,233
Fannie Mae, Pool #725793, 5.50%, 9/1/2019		573,427	566,938
Fannie Mae, Pool #815122, 5.50%, 4/1/2020		114,976	113,358
Fannie Mae, Pool #829068, 4.50%, 8/1/2020		92,305	87,628
Fannie Mae, Pool #825922, 4.50%, 9/1/2020		771,085	732,016
Fannie Mae, Pool #829070, 4.50%, 9/1/2020		88,601	84,111
Fannie Mae, Pool #829702, 4.50%, 10/1/2020		98,346	93,363
Fannie Mae, Pool #844909, 4.50%, 10/1/2020		97,706	92,756
Fannie Mae, Pool #813954, 4.50%, 12/1/2020		871,293	827,147
Fannie Mae, Pool #837186, 4.50%, 12/1/2020		312,940	297,084
Fannie Mae, Pool #256114, 4.50%, 1/1/2021		209,176	198,577
Fannie Mae, Pool #852931, 4.50%, 4/1/2021		442,207	419,588
Fannie Mae, Pool #869204, 4.50%, 5/1/2021		425,998	404,208
Fannie Mae, Pool #256543, 5.00%, 11/1/2021		758,559	733,259
Fannie Mae, Pool #900880, 5.00%, 12/1/2021		778,845	752,869
Fannie Mae, Pool #904409, 5.00%, 12/1/2021		712,915	689,138
Fannie Mae, Pool #905666, 5.00%, 12/1/2021		314,819	304,319
Fannie Mae, Pool #906708, 5.00%, 12/1/2021		776,040	750,157
Fannie Mae, Pool #907113, 5.00%, 12/1/2021		776,232	750,343
Fannie Mae, Pool #899017, 5.00%, 1/1/2022		723,197	699,076
Fannie Mae, Pool #818020, 4.50%, 2/1/2022		1,145,163	1,086,671
Fannie Mae, Pool #912557, 4.50%, 2/1/2022		1,193,717	1,132,744
Fannie Mae, Pool #909352, 5.00%, 2/1/2022		26,145	25,267
Fannie Mae, Pool #912415, 5.00%, 2/1/2022		779,130	753,144
Fannie Mae, Pool #741552, 6.50%, 9/1/2033		474,196	481,833
Fannie Mae, Pool #747607, 6.50%, 11/1/2033		81,854	83,172
Fannie Mae, Pool #776452, 6.50%, 1/1/2034		43,577	44,278
Fannie Mae, Pool #765848, 6.50%, 2/1/2034		53,129	53,898
Fannie Mae, Pool #766304, 6.50%, 3/1/2034		69,366	70,369
Fannie Mae, Pool #725686, 6.50%, 7/1/2034		140,045	142,526
Fannie Mae, Pool #782769, 6.50%, 7/1/2034		580,361	588,757
Fannie Mae, Pool #786281, 6.50%, 7/1/2034		49,004	49,713
Fannie Mae, Pool #786692, 6.50%, 8/1/2034		57,206	58,034

The accompanying notes are an integral part of the financial statements.

7

Investment Portfolio - June 30, 2007 (unaudited)

	Principal	Value
	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #799657, 6.50%, 11/1/2034	$339,343	$344,252
Fannie Mae, Pool #812185, 4.50%, 2/1/2035	405,229	368,859
Fannie Mae, Pool #815409, 4.50%, 2/1/2035	212,531	193,456
Fannie Mae, Pool #815926, 4.50%, 4/1/2035	964,868	878,270
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	17,600,016	16,020,393
Fannie Mae, Pool #745876, 6.50%, 9/1/2036	180,346	182,100
Fannie Mae, Pool #900357, 6.50%, 9/1/2036	927,058	936,074
Fannie Mae, Pool #902295, 6.50%, 11/1/2036	1,845,531	1,863,480
Fannie Mae, Pool #905210, 6.50%, 11/1/2036	1,825,401	1,843,155
Fannie Mae, Pool #920084, 6.50%, 11/1/2036	963,330	972,700
Fannie Mae, Pool #894774, 6.50%, 12/1/2036	906,454	915,270
Fannie Mae, Pool #902858, 6.50%, 12/1/2036	1,911,082	1,929,669
Fannie Mae, TBA[8], 5.50%, 7/15/2022	4,867,000	4,793,995
Fannie Mae, TBA[8], 5.00%, 7/15/2037	2,428,000	2,274,733
Fannie Mae, TBA[8], 5.50%, 7/15/2037	2,506,000	2,416,724
Fannie Mae, TBA[8], 6.00%, 7/15/2037	9,409,000	9,306,084
Fannie Mae, TBA[8], 6.50%, 7/15/2037	4,654,000	4,697,631
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010	488,691	480,613
Federal Home Loan Mortgage Corp., Pool #E00593, 5.50%, 11/1/2013	15,299	15,195
Federal Home Loan Mortgage Corp., Pool #E91213, 5.50%, 9/1/2017	77,631	76,739
Federal Home Loan Mortgage Corp., Pool #E01488, 5.00%, 10/1/2018	14,403	13,972
Federal Home Loan Mortgage Corp., Pool #B11112, 5.50%, 11/1/2018	430,078	425,032
Federal Home Loan Mortgage Corp., Pool #B11862, 5.50%, 1/1/2019	214,694	212,175
Federal Home Loan Mortgage Corp., Pool #B16144, 5.50%, 8/1/2019	155,499	153,505
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	1,053,341	1,039,830
Federal Home Loan Mortgage Corp., Pool #J02511, 5.00%, 9/1/2020	194,927	188,526
Federal Home Loan Mortgage Corp., Pool #J00774, 5.00%, 12/1/2020	75,687	73,202
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	5,745,804	5,455,889
Federal Home Loan Mortgage Corp., Pool #G11981, 5.00%, 4/1/2021	75,373	72,855
Federal Home Loan Mortgage Corp., Pool #G18160, 5.00%, 11/1/2021	90,216	87,202

The accompanying notes are an integral part of the financial statements.

8

Investment Portfolio - June 30, 2007 (unaudited)

	Principal	Value
	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021	$3,539,926	$3,421,649
Federal Home Loan Mortgage Corp., Pool #G12491, 5.00%, 1/1/2022	77,934	75,330
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022	914,467	883,762
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	675,065	652,398
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	4,169,108	4,105,987
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034	896,858	910,588
Federal Home Loan Mortgage Corp., Pool #A25775, 6.50%, 8/1/2034	614,462	623,869
Federal Home Loan Mortgage Corp., Pool #G01741, 6.50%, 10/1/2034	522,063	531,700
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035	426,588	433,819
Federal Home Loan Mortgage Corp., Pool #G08141, 6.50%, 7/1/2036	28,517	28,824
Federal Home Loan Mortgage Corp., Pool #G02327, 6.50%, 8/1/2036	37,551	37,955
Federal Home Loan Mortgage Corp., Pool #A52364, 6.50%, 9/1/2036	15,460	15,627
Federal Home Loan Mortgage Corp., Pool #A52428, 6.50%, 9/1/2036	871,807	881,181
Federal Home Loan Mortgage Corp., Pool #A54391, 6.50%, 9/1/2036	20,186	20,404
Federal Home Loan Mortgage Corp., Pool #A61160, 6.50%, 9/1/2036	27,889	28,188
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	5,587,386	5,647,466
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036	226,702	229,140
Federal Home Loan Mortgage Corp., Pool #G02433, 6.50%, 11/1/2036	883,279	892,777
Federal Home Loan Mortgage Corp., Pool #A55847, 6.50%, 12/1/2036	24,314	24,576
Federal Home Loan Mortgage Corp., TBA[8], 5.00%, 7/15/2022	2,483,000	2,399,199
Federal Home Loan Mortgage Corp., TBA[8], 5.50%, 7/15/2022	3,654,000	3,598,050
Federal Home Loan Mortgage Corp., TBA[8], 5.00%, 7/15/2037	2,580,000	2,417,945

The accompanying notes are an integral part of the financial statements.

9

Investment Portfolio - June 30, 2007 (unaudited)

	Principal
	Amount/	Value
	Shares	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp., TBA[8], 5.50%, 7/15/2037	$2,504,000	$2,414,795
Federal Home Loan Mortgage Corp., TBA[8], 6.00%, 7/15/2037	9,411,000	9,322,772
Federal Home Loan Mortgage Corp., TBA[8], 6.50%, 7/15/2037	5,816,000	5,875,975
GNMA, Pool #487193, 5.00%, 4/15/2020	598,532	580,748
GNMA, Pool #563559, 6.50%, 4/15/2032	586,732	598,491
GNMA, Pool #552765, 6.50%, 9/15/2032	740,320	755,157

Total Mortgage-Backed Securities
(Identified Cost $121,331,794)		119,993,839

Other Agencies - 3.26%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032
(Identified Cost $8,289,335)	7,525,000	8,157,725

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $129,621,129)		128,151,564

SHORT-TERM INVESTMENTS - 32.91%
Dreyfus Treasury Cash Management - Institutional Shares	4,487,819	4,487,819
Fannie Mae Discount Note, 7/2/2007	$10,000,000	9,998,578
Fannie Mae Discount Note, 7/11/2007	38,000,000	37,945,955
Fannie Mae Discount Note, 7/20/2007	16,000,000	15,956,764
Fannie Mae Discount Note, 7/31/2007	14,000,000	13,941,817

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $82,330,933)		82,330,933

TOTAL INVESTMENTS - 122.96%
(Identified Cost $309,290,064)		307,562,672

LIABILITIES, LESS OTHER ASSETS - (22.96%)		(57,423,315)

NET ASSETS - 100%		$250,139,357

1Credit ratings from Moody's (unaudited).
2Credit ratings from S&P (unaudited).
3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $8,132,400, or 3.3%, of the Series' net assets as of June 30, 2007 (see Note 2 to the financial statements).
4This security was acquired April 13, 2007 at a cost of $1,000,000 ($100.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors (See Note 2 to the financial statements).
5This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors (See Note 2 to the financial statements).
6This security was acquired on February 28, 2007 at a cost of $1,000,000 ($100.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors (See Note 2 to the financial statements).
7This security was acquired on May 31, 2007 at a cost of $5,000,000 ($100.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors (See Note 2 to the financial statements).
8Securities purchased on a forward commitment or when-issued basis. TBA - to be announced (See Note 2 to the financial statements).

The accompanying notes are an integral part of the financial statements.

10

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:

Investments, at value (identified cost, $309,290,064) (Note 2)	$307,562,672
Receivable for securities sold	2,399,983
Interest receivable	2,035,368
Receivable for fund shares sold	233,577
Dividends receivable	14,151
Prepaid expenses	5,304

TOTAL ASSETS	312,251,055

LIABILITIES:

Accrued management fees (Note 3)	141,188
Accrued fund accounting and transfer agent fees (Note 3)	13,785
Accrued Chief Compliance Officer service fees (Note 3)	402
Accrued directors' fees (Note 3)	276
Payable for purchases of delayed delivery securities (Note 2)	51,887,903
Payable for securities purchased	9,958,916
Payable for fund shares repurchased	89,835
Audit fees payable	19,393

TOTAL LIABILITIES	62,111,698

TOTAL NET ASSETS	$250,139,357

NET ASSETS CONSIST OF:

Capital stock	$248,743
Additional paid-in-capital	248,599,167
Undistributed net investment income	4,961,926
Accumulated net realized loss on investments, foreign currency, and other assets and liabilities	(1,942,790)
Net unrealized depreciation on investments and other assets and liabilities	(1,727,689)

TOTAL NET ASSETS	$250,139,357

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($250,139,357/24,874,322 shares)	$10.06

The accompanying notes are an integral part of the financial statements.

11

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

INVESTMENT INCOME:

Interest	$5,781,376
Dividends	133,509

Total Investment Income	5,914,885

EXPENSES:

Management fees (Note 3)	824,355
Fund accounting and transfer agent fees (Note 3)	79,989
Directors' fees (Note 3)	3,636
Chief Compliance Officer service fees (Note 3)	2,835
Custodian fees	8,167
Miscellaneous	33,977

Total Expenses	952,959

NET INVESTMENT INCOME	4,961,926

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss on -
Investments	(1,719,896)
Foreign currency and other assets and liabilities	(40,130)
(1,760,026)

Net change in unrealized depreciation on -
Investments	(1,368,498)
Foreign currency and other assets and liabilities	(1,564)
(1,370,062)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,130,088)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,831,838

The accompanying notes are an integral part of the financial statements.

12

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/07	Year Ended
	(unaudited)	12/31/06

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,961,926	$7,885,174
Net realized gain (loss) on investments and foreign currency	(1,760,026)	1,021,783
Net change in unrealized depreciation on investments and foreign currency	(1,370,062)	296,345

Net increase from operations	1,831,838	9,203,302

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	-	(7,841,271)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	24,162,725	47,188,672

Net increase in net assets	25,994,563	48,550,703

NET ASSETS:

Beginning of period	224,144,794	175,594,091

End of period (including undistributed net investment income of $4,961,926 and $0, respectively)	$250,139,357	$224,144,794

The accompanying notes are an integral part of the financial statements.

13

Financial Highlights

	For the Six
	Months Ended	For the	For the Period
	6/30/07	Year Ended	4/21/05[1] to
	(unaudited)	12/31/06	12/31/05

Per share data (for a share outstanding throughout
each period):

Net asset value - Beginning of period	$9.98	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.20	0.37	0.22
Net realized and unrealized gain (loss) on investments	(0.12)	0.08	(0.12)

Total from investment operations	0.08	0.45	0.10

Less distributions to shareholders:
From net investment income	-	(0.36)	(0.21)

Net asset value - End of period	$10.06	$9.98	$9.89

Total return[2]	0.80%	4.59%	1.04%

Ratios (to average net assets)/Supplemental Data:
Expenses	0.81%[3]	0.83%	0.88%[3]
Net investment income	4.21%[3]	3.95%	3.12%[3]

Portfolio turnover	183%	315%	290%

Net assets - End of period (000's omitted)	$250,139	$224,145	$175,594

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
3Annualized.

The accompanying notes are an integral part of the financial statements.

14

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Core Plus Bond Series (the "Series") is a no-load non-diversified series of Manning & Napier Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term total return by investing primarily in bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 3.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2007, 2.13 billion shares have been designated in total among 21 series, of which 125 million have been designated as Core Plus Bond Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided by the Fund’s pricing service. Certain investments in securities held by the Series were valued on a basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily. Dividend income is recorded on an accrual basis.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

15

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment
The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. The Series had TBA dollar rolls outstanding as of June 30, 2007, which are included in Payable for Purchases of Delayed Delivery Securities on the Statement of Assets and Liabilities.

Restricted Securities
Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities
A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. As of June 30, 2007, the aggregate value of securities deemed illiquid was $6,875,700, representing 2.7% of the Series’ net assets.

16

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2008, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.90% of average daily net assets each year. For the six months ended June 30, 2007, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

17

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) under which BISYS serves as sub-accounting services and sub-transfer agent. On May 2, 2007, The BISYS Group, Inc., the parent company of BISYS Fund Services Ohio, Inc., announced that it had entered into a definitive agreement to be acquired by Citi. The transaction closed effective August 1, 2007, at which time the name changed to Citi Fund Services Ohio, Inc.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2007, purchases and sales of securities, other than United States Government securities and short-term securities, were $32,041,249 and $16,782,002, respectively. Purchases and sales of United States Government securities, other than short-term securities, were $397,811,086 and $386,851,636, respectively.

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of Core Plus Bond Series were:

	For the Six Months		For the Year
	Ended 6/30/07		Ended 12/31/06
	Shares	Amount	Shares	Amount
Sold	2,628,491	$26,425,357	4,918,606	$49,160,159
Reinvested	-	-	767,956	7,681,140
Repurchased	(224,462)	(2,262,632)	(968,235)	(9,652,627)
Total	2,404,029	$24,162,725	4,718,327	$47,188,672

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2007.

18

Notes to Financial Statements (unaudited)

7. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2006 were as follows:

Ordinary income	$7,841,271

For the year ended December 31, 2006, the Series elected to defer $67,185 of capital losses attributable to Post-October losses.

At December 31, 2006, the Series had a capital loss carryover of $115,579, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2013.

At June 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$309,290,064

Unrealized appreciation	$2,136,504
Unrealized depreciation	(3,863,896)

Net unrealized depreciation	$(1,727,392)

9. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes- an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 provides guidance for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Effective June 30, 2007, the Series adopted the provisions of FIN 48. Management has evaluated the impact of FIN 48 and has concluded that it does not have any impact on the Series’ results of operation and financial condition.

19

Notes to Financial Statements (unaudited)

9. RECENT ACCOUNTING PRONOUNCEMENTS (continued)

In addition, in September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

20

(This page intentionally left blank)

21

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone    1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site       http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site      http://www.sec.gov
On the Advisor’s web site           http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

22

Manning & Napier Fund, Inc.
Core Bond Series
Semi-Annual Report
June 30, 2007

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/07	6/30/07	1/1/07-6/30/07
Actual	$1,000.00	$1,006.00	$3.98
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.83	$4.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2007 (unaudited)

Data for pie chart to follow:

Sector Allocation1

Consumer Discretionary	5.9%
Consumer Staples	1.0%
Energy	1.9%
Financials	10.8%
Health Care	1.5%
Industrials	6.2%
Information Technology	3.2%
Materials	0.5%
Utilities	4.6%
U.S. Government Agencies	53.3%
Cash, short-term investments, and liabilities, less other assets	11.1%

1As a percentage of net assets.

Data for pie chart to follow:

Credit Quality Ratings2,3

Aaa	8.7%
Aa	15.3%
A	34.3%
Baa	41.7%

2As a percentage of total corporate bonds.
3Based on ratings from Moody's, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series' investment policies.

2

Investment Portfolio - June 30, 2007 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

CORPORATE BONDS - 35.6%
Convertible Corporate Bonds - 3.6%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp., 2.00%, 4/15/2021	A3	$305,000	$385,062

Energy - 0.9%
Energy Equipment & Services - 0.9%
Schlumberger Ltd., 1.50%, 6/1/2023	A1	170,000	398,863

Information Technology - 1.1%
Computers & Peripherals - 1.1%
EMC Corp., 1.75%, 12/1/2013	BBB[2]	395,000	503,131

Utilities - 0.7%
Multi-Utilities - 0.7%
Xcel Energy, Inc., 7.50%, 11/21/2007	Baa1	195,000	328,088

Total Convertible Corporate Bonds
(Identified Cost $1,293,510)			1,615,144

Non-Convertible Corporate Bonds - 32.0%
Consumer Discretionary - 5.0%
Media - 3.2%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2	510,000	546,399
Comcast Corp., 6.50%, 11/15/2035	Baa2	570,000	552,529
The Walt Disney Co., 7.00%, 3/1/2032	A2	280,000	311,122
			1,410,050

Multiline Retail - 1.1%
Target Corp., 5.875%, 3/1/2012	A1	485,000	492,709

Specialty Retail - 0.7%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	A1	300,000	322,018
Total Consumer Discretionary			2,224,777

Consumer Staples - 1.0%
Food & Staples Retailing - 1.0%
The Kroger Co., 7.25%, 6/1/2009	Baa2	215,000	221,021
The Kroger Co., 5.50%, 2/1/2013	Baa2	230,000	223,994
Total Consumer Staples			445,015

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	455,000	444,273

Financials - 10.8%
Capital Markets - 2.2%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	A1	310,000	295,652
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	A1	240,000	248,940

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2007 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Merrill Lynch & Co., Inc., 6.00%, 2/15/2017	Aa3	$235,000	$231,071
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A1	230,000	215,814
			991,477

Commercial Banks - 4.2%
Commonwealth Bank of Australia[3], 4/30/2010 (Australia) (Note 7)	Aaa	400,000	377,520
PNC Bank National Association, 5.25%, 1/15/2017	A1	340,000	323,930
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	625,000	643,845
Wachovia Corp., 5.25%, 8/1/2014	A1	590,000	573,118
			1,918,413

Consumer Finance - 0.9%
Toyota Motor Credit Corp., 10.00%, 5/4/2022	Aaa	400,000	396,000

Diversified Financial Services - 1.4%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	Aa2	455,000	406,263
Citigroup, Inc., 6.625%, 6/15/2032	Aa2	210,000	218,788
			625,051

Insurance - 2.1%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	Aa2	345,000	328,663
American International Group, Inc., 4.25%, 5/15/2013	Aa2	660,000	615,649
			944,312
Total Financials			4,875,253

Health Care - 1.5%
Pharmaceuticals - 1.5%
Abbott Laboratories, 3.50%, 2/17/2009	A1	265,000	257,565
Wyeth, 6.50%, 2/1/2034	A3	420,000	431,842
Total Health Care			689,407

Industrials - 6.2%
Aerospace & Defense - 0.7%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	310,000	323,165

Air Freight & Logistics - 0.4%
FedEx Corp., 3.50%, 4/1/2009	Baa2	210,000	202,996

Airlines - 1.0%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	475,000	449,644

Industrial Conglomerates - 1.4%
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	570,000	618,432

Machinery - 0.5%
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	219,255
The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2007 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail - 2.2%
CSX Corp., 6.00%, 10/1/2036	Baa3	$705,000	$658,171
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	340,000	330,482
			988,653
Total Industrials			2,802,145

Information Technology - 2.1%
Communications Equipment - 2.1%
Cisco Systems, Inc., 5.25%, 2/22/2011	A1	205,000	203,771
Cisco Systems, Inc., 5.50%, 2/22/2016	A1	250,000	243,952
Corning, Inc., 6.20%, 3/15/2016	Baa1	475,000	476,211
Total Information Technology			923,934

Materials - 0.5%
Metals & Mining - 0.5%
Alcoa, Inc., 5.87%, 2/23/2022	A2	250,000	237,282

Utilities - 3.9%
Electric Utilities - 1.9%
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2	305,000	304,008
Exelon Generation Co. LLC, 5.35%, 1/15/2014	Baa1	580,000	555,797
			859,805

Multi-Utilities - 2.0%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3	335,000	365,664
Duke Energy Field Services LLC (now known as DCP Midstream LP), 7.875%, 8/16/2010	Baa2	280,000	297,347
Sempra Energy, 7.95%, 3/1/2010	Baa1	210,000	222,034
			885,045
Total Utilities			1,744,850

Total Non-Convertible Corporate Bonds
(Identified Cost $14,805,719)			14,386,936

TOTAL CORPORATE BONDS
(Identified Cost $16,099,229)			16,002,080

U.S. GOVERNMENT AGENCIES - 53.3%
Mortgage-Backed Securities - 50.2%
Fannie Mae, Pool #762352, 5.00%, 4/1/2019		18,618	18,039
Fannie Mae, Pool #255274, 5.00%, 6/1/2019		18,235	17,668
Fannie Mae, Pool #795855, 5.50%, 9/1/2019		329,513	325,392
Fannie Mae, Pool #840165, 4.50%, 11/1/2020		159,082	151,022
Fannie Mae, Pool #813938, 4.50%, 12/1/2020		205,604	195,187
Fannie Mae, Pool #256114, 4.50%, 1/1/2021		416,900	395,777

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - June 30, 2007 (unaudited)

	Principal	Value
	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #881624, 4.50%, 1/1/2021	$401,251	$380,921
Fannie Mae, Pool #902047, 5.00%, 11/1/2021	945,571	914,034
Fannie Mae, Pool #912409, 5.00%, 2/1/2022	184,813	178,649
Fannie Mae, Pool #254375, 6.50%, 7/1/2022	4,360	4,456
Fannie Mae, Pool #786281, 6.50%, 7/1/2034	289,136	293,318
Fannie Mae, Pool #815409, 4.50%, 2/1/2035	231,286	210,527
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	3,603,114	3,279,730
Fannie Mae, Pool #872535, 6.50%, 6/1/2036	785,895	793,538
Fannie Mae, Pool #898299, 6.50%, 10/1/2036	915,787	924,694
Fannie Mae, TBA[4], 5.50%, 7/15/2022	878,000	864,830
Fannie Mae, TBA[4], 5.00%, 7/15/2037	439,000	411,288
Fannie Mae, TBA[4], 5.50%, 7/15/2037	453,000	436,862
Fannie Mae, TBA[4], 6.00%, 7/15/2037	1,701,000	1,682,394
Fannie Mae, TBA[4], 6.50%, 7/15/2037	841,000	848,884
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010	73,638	72,421
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	300,380	296,527
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	1,170,763	1,111,690
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021	207,780	200,837
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	943,363	911,688
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	789,529	777,575
Federal Home Loan Mortgage Corp., Pool #A27705, 6.50%, 10/1/2034	97,627	99,122
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035	75,280	76,556
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	1,746,658	1,765,440
Federal Home Loan Mortgage Corp., TBA[4], 5.00%, 7/15/2022	448,000	432,880
Federal Home Loan Mortgage Corp., TBA[4], 5.50%, 7/15/2022	659,000	648,909
Federal Home Loan Mortgage Corp., TBA[4], 5.00%, 7/15/2037	466,000	436,730
Federal Home Loan Mortgage Corp., TBA[4], 5.50%, 7/15/2037	453,000	436,862
Federal Home Loan Mortgage Corp.,TBA[4], 6.00%, 7/15/2037	1,701,000	1,685,053
Federal Home Loan Mortgage Corp., TBA[4], 6.50%, 7/15/2037	1,051,000	1,061,838

The accompanying notes are an integral part of the financial statements.

6

Investment Portfolio - June 30, 2007 (unaudited)

	Principal Amount/	Value
	Shares	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
GNMA, Pool #487193, 5.00%, 4/15/2020	$91,817	$89,089
GNMA, Pool #563559, 6.50%, 4/15/2032	56,599	57,734
GNMA, Pool #631703, 6.50%, 9/15/2034	94,481	96,221

Total Mortgage-Backed Securities
(Identified Cost $22,841,946)		22,584,382

Other Agencies - 3.1%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032
(Identified Cost $1,407,185)	1,275,000	1,382,206

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $24,249,131)		23,966,588

SHORT-TERM INVESTMENTS - 36.9%
Dreyfus Treasury Cash Management - Institutional Shares	1,120,330	1,120,330
Fannie Mae Discount Note, 7/2/2007	$3,000,000	2,999,573
Fannie Mae Discount Note, 7/11/2007	8,500,000	8,487,911
Fannie Mae Discount Note, 7/31/2007	4,000,000	3,983,400

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $16,591,214)		16,591,214

TOTAL INVESTMENTS - 125.8%
(Identified Cost $56,939,574)		56,559,882

LIABILITIES, LESS OTHER ASSETS - (25.8%)		(11,595,034)

NET ASSETS - 100%		$44,964,848

1Credit ratings from Moody's (unaudited).
2Credit ratings from S&P (unaudited).
3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was aquired on April 13, 2007 at a cost of $400,000 ($100.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $377,520, or 0.8%, of the Series' net assets as of June 30, 2007 (See Note 2 to the financial statements).
4Securities purchased on a forward commitment or when-issued basis. TBA - to be announced (See Note 2 to the financial statements).

The accompanying notes are an integral part of the financial statements.

7

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:

Investments, at value (identified cost, $56,939,574) (Note 2)	$56,559,882
Receivable for securities sold	447,871
Interest receivable	370,862
Dividends receivable	5,162
Prepaid expenses	440

TOTAL ASSETS	57,384,217

LIABILITIES:

Accrued management fees (Note 3)	20,864
Accrued fund accounting and transfer agent fees (Note 3)	2,803
Accrued Chief Compliance Officer service fees (Note 3)	402
Accrued directors' fees (Note 3)	236
Payable for purchases of delayed delivery securities (Note 2)	9,389,380
Payable for securities purchased	2,987,675
Audit fees payable	18,009

TOTAL LIABILITIES	12,419,369

TOTAL NET ASSETS	$44,964,848

NET ASSETS CONSIST OF:

Capital stock	$44,794
Additional paid-in-capital	44,609,458
Undistributed net investment income	960,145
Accumulated net realized loss on investments	(269,857)
Net unrealized depreciation on investments	(379,692)

TOTAL NET ASSETS	$44,964,848

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($44,964,848/4,479,387 shares)	$10.04

The accompanying notes are an integral part of the financial statements.

8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

INVESTMENT INCOME:

Interest	$1,094,876
Dividends	37,291

Total Investment Income	1,132,167

EXPENSES:

Management fees (Note 3)	134,885
Fund accounting and transfer agent fees (Note 3)	16,923
Directors' fees (Note 3)	3,646
Chief Compliance Officer service fees (Note 3)	2,835
Audit fees	14,628
Custodian fees	2,126
Miscellaneous	9,169

Total Expenses	184,212
Less reduction of expenses (Note 3)	(4,284)

Net Expenses	179,928

NET INVESTMENT INCOME	952,239

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss on investments	(295,467)
Net change in unrealized depreciation on investments	(352,810)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(648,277)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$303,962

The accompanying notes are an integral part of the financial statements.

9

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/07	Year Ended
	(unaudited)	12/31/06

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	952,239	1,329,985
Net realized gain (loss) on investments	(295,467)	225,664
Net change in unrealized depreciation on investments	(352,810)	123,352

Net increase from operations	303,962	1,679,001

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	-	(1,327,178)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(1,035,190)	16,766,575

Net increase (decrease) in net assets	(731,228)	17,118,398

NET ASSETS:

Beginning of period	45,696,076	28,577,678

End of period (including undistributed net investment income of $960,145 and $7,906, respectively)	$44,964,848	$45,696,076

The accompanying notes are an integral part of the financial statements.

10

Financial Highlights

	For the Six
	Months Ended	For the	For the
	6/30/07	Year Ended	Period 4/21/05[1]
	(unaudited)	12/31/06	to 12/31/05

Per share data (for a share outstanding throughout
each period):

Net asset value - Beginning of period	$9.98	$9.89	$10.00

Income gain (loss) from investment operations:
Net investment income	0.21	0.36	0.21
Net realized and unrealized gain (loss) on investments	(0.15)	0.09	(0.11)

Total from investment operations	0.06	0.45	0.10

Less distributions to shareholders:
From net investment income	-	(0.36)	(0.21)

Net asset value - End of period	$10.04	$9.98	$9.89

Total return[2]	0.60%	4.51%	0.98%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.80%[3]	0.80%	0.80%[3]
Net investment income	4.23%[3]	3.87%	3.08%[3]

Portfolio turnover	188%	313%	293%

Net assets - End of period (000's omitted)	$44,965	$45,696	$28,578

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
0.02%[3]	0.08%	0.20%[3]

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
3Annualized.

The accompanying notes are an integral part of the financial statements.

11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Core Bond Series (the "Series") is a no-load non-diversified series of Manning & Napier Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term total return by investing primarily in investment grade bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 3.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2007, 2.13 billion shares have been designated in total among 21 series, of which 125 million have been designated as Core Bond Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Debt securities, including government bonds, sovereign bonds, corporate bonds and mortgage-backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund’s pricing service. Certain investments in securities held by the Series were valued on a basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily. Dividend income is recorded on an accrual basis.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

12

Notes to Financial Statements (unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment
The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. The Series had TBA dollar rolls outstanding as of June 30, 2007, which are included in Payable for Purchases of Delayed Delivery Securities on the Statement of Assets and Liabilities.

Restricted Securities
Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities
A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series.
Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their

13

Notes to Financial Statements (unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnifications (continued)
duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2008, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.80% of average daily net assets each year. Accordingly, the Advisor waived fees of $4,284 for the six months ended June 30, 2007, which is reflected as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) under which BISYS serves as

14

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

  sub-accounting services and sub-transfer agent. On May 2, 2007, The BISYS Group, Inc., the parent company of BISYS Fund Services Ohio, Inc., announced that it had entered into a definitive agreement to be acquired by Citi. The transaction closed effective August 1, 2007, at which time the name changed to Citi Fund Services Ohio, Inc.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2007, purchases and sales of securities, other than United States Government securities and short-term securities, were $5,569,100 and $2,970,236, respectively. Purchases and sales of United States Government securities, other than short-term securities, were $76,660,424 and $72,804,940, respectively.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Core Bond Series were:

	For the Six Months		For the Year
	Ended 6/30/07		Ended 12/31/06

	Shares	Amount	Shares	Amount

Sold	249,069	$2,493,449	1,637,576	$16,250,398
Reinvested	-	-	130,284	1,304,357
Repurchased	(348,575)	(3,528,639)	(79,452)	(788,180)
Total	(99,506)	$(1,035,190)	1,688,408	$16,766,575

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2007.

7. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

15

Notes to Financial Statements (unaudited)

8. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2006 were as follows:

Ordinary income	$1,327,178

For the year ended December 31, 2006, the Series elected to defer $9,026 of capital losses attributable to Post-October losses.

At June 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$56,939,574

Unrealized appreciation	$372,210
Unrealized depreciation	(751,902)

Net unrealized depreciation	$(379,692)

9. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 provides guidance for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Effective June 30, 2007, the Series adopted the provisions of FIN 48. Management has evaluated the impact of FIN 48 and has concluded that it does not have any impact on the Series’ results of operation and financial condition.

In addition, in September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

16

(This page intentionally left blank)

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone    1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site       http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site      http://www.sec.gov
On the Advisor’s web site           http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.
Ohio Tax Exempt Series
Semi-Annual Report
June 30, 2007

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/07	6/30/07	1/1/07-6/30/07
Actual	$1,000.00	$997.10	$4.21
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2007 (unaudited)

Data for pie chart to follow:

Bond Types1

General Obligation Bonds	88.0%
Revenue Bonds	8.8%
Cash, short-term investments, and other assets, less liabilities	3.2%

1As a percentage of net assets.

Data for pie chart to follow:

Credit Quality Ratings2,3

Aaa	89.3%
Aa	7.5%
Unrated investments, such as cash, short-term investments, and other assets, less liabilities	3.2%

2As a percentage of net assets.
3Based on ratings from Moody's, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series' investment policies.

2

Investment Portfolio - June 30, 2007 (unaudited)

			Credit
	Coupon	Maturity	Rating[1]	Principal	Value
	Rate	Date	(unaudited)	Amount	(Note 2)
OHIO MUNICIPAL SECURITIES - 96.8%

Amherst Exempt Village School District, G.O. Bond, FGIC	4.750%	12/1/2010	Aaa	$200,000	$205,456
Avon Lake City School District, Prerefunded Balance, G.O. Bond, FGIC	5.750%	12/1/2014	Aaa	500,000	530,870
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	Aaa	40,000	41,883
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, FSA	4.500%	12/1/2029	Aaa	200,000	194,162
Canal Winchester Local School District, Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/1/2025	Aaa	355,000	376,907
Canal Winchester Local School District, G.O. Bond, FSA	4.250%	12/1/2027	Aaa	500,000	466,045
Chagrin Falls Exempt Village School District, Prerefunded Balance, G.O. Bond	5.550%	12/1/2022	Aa3	100,000	101,722
Chillicothe Water System, Revenue Bond, MBIA	4.000%	12/1/2009	Aaa	125,000	125,521
Cincinnati, Various Purposes, Series A, G.O. Bond	5.000%	12/1/2011	Aa1	200,000	208,520
Cleveland Heights & University Heights County School District, Library Impt., G.O. Bond	5.125%	12/1/2026	Aa3	200,000	208,586
Cleveland Waterworks, Prerefunded Balance, Series I, Revenue Bond, FSA	5.000%	1/1/2028	Aaa	110,000	111,767
Cleveland Waterworks, Unrefunded Balance, Series I, Revenue Bond, FSA	5.000%	1/1/2028	Aaa	155,000	157,123
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	250,000	264,282
Columbus City School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.250%	12/1/2032	Aaa	500,000	461,575
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA	5.000%	12/1/2025	Aaa	200,000	205,202
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA	5.000%	12/1/2025	Aaa	100,000	102,601
Dublin City School District, School Facilities Construction & Impt., Prerefunded Balance, G.O. Bond	5.375%	12/1/2017	Aa1	350,000	373,240
Eaton City School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aaa	200,000	211,270
Eaton Community City Schools, School Impt., G.O. Bond, FGIC	4.125%	12/1/2026	Aaa	500,000	461,465
Erie County, G.O. Bond, FGIC	4.750%	10/1/2019	Aaa	175,000	176,500
Euclid, G.O. Bond, MBIA	4.250%	12/1/2023	Aaa	465,000	446,888
Fairbanks Local School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.500%	12/1/2028	Aaa	400,000	388,364
Fairfield County, Building Impt., G.O. Bond	5.000%	12/1/2018	Aa3	250,000	258,090
Fairview Park City School District, School Impt., G.O. Bond, MBIA	5.000%	12/1/2029	Aaa	315,000	325,600
Field Local School District, School Facilities Construction & Impt., G.O. Bond, AMBAC	5.000%	12/1/2026	Aaa	200,000	207,270
Garfield Heights City School District, School Impt., Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/15/2026	Aaa	250,000	260,532
Genoa Area Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.400%	12/1/2027	Aaa	150,000	158,650
Granville Exempt Village School District, G.O. Bond, FSA	4.375%	12/1/2031	Aaa	500,000	473,050

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2007 (unaudited)

			Credit
	Coupon	Maturity	Rating[1]	Principal	Value
	Rate	Date	(unaudited)	Amount	(Note 2)
OHIO MUNICIPAL SECURITIES (continued)

Greater Cleveland Regional Transit Authority, Capital Impts., G.O. Bond, FGIC	4.125%	12/1/2023	Aaa	$450,000	$423,553
Greene County Sewer System, Governmental Enterprise, Prerefunded Balance, Revenue Bond, AMBAC	5.625%	12/1/2025	Aaa	235,000	249,765
Hamilton City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2030	Aaa	500,000	463,680
Hancock County, Various Purposes, G.O. Bond, MBIA	4.000%	12/1/2016	Aaa	200,000	197,552
Highland Local School District, School Impt., G.O. Bond, FSA	5.000%	12/1/2009	Aaa	190,000	195,060
Ironton City School District, G.O. Bond, MBIA	4.250%	12/1/2028	Aaa	500,000	466,605
Jackson Local School District, Stark & Summit Counties, Construction & Impt., Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2030	Aaa	200,000	211,488
Jackson Local School District, Stark & Summit Counties, G.O. Bond, FGIC	3.500%	12/1/2011	Aaa	210,000	205,945
Kettering City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2025	Aaa	750,000	709,567
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	Aaa	500,000	485,830
Licking County Joint Vocational School District, School Facilities Construction & Impt., G.O. Bond, MBIA	5.000%	12/1/2007	Aaa	300,000	301,578
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, MBIA	5.000%	12/1/2022	Aaa	250,000	260,612
Lorain City School District, Classroom Facilities Impt., G.O. Bond, MBIA	4.750%	12/1/2025	Aaa	400,000	404,728
Loveland City School District, Prerefunded Balance, Series A, G.O. Bond, MBIA	5.000%	12/1/2024	Aaa	200,000	207,088
Mansfield City School District, Various Purposes, Prerefunded Balance, G.O. Bond, MBIA	5.750%	12/1/2022	Aaa	250,000	262,508
Marysville Exempt Village School District, G.O. Bond, FSA	5.000%	12/1/2023	Aaa	500,000	521,620
Maumee, G.O. Bond, MBIA	4.125%	12/1/2018	Aaa	375,000	369,814
Maumee City School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.600%	12/1/2031	Aaa	260,000	255,497
Medina City School District, G.O. Bond, FGIC	5.000%	12/1/2018	Aaa	150,000	152,031
Minster Local School District, G.O. Bond, FSA	4.250%	12/1/2018	AAA[2]	250,000	248,228
Mississinawa Valley Local School District, Classroom Facilities, G.O. Bond, FSA	5.750%	12/1/2022	Aaa	205,000	220,145
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aaa	45,000	46,991
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aaa	95,000	99,204
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aaa	130,000	133,472
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aaa	85,000	88,761
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aaa	185,000	190,171
North Olmsted, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2016	Aaa	125,000	126,868

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2007 (unaudited)

			Credit
	Coupon	Maturity	Rating[1]	Principal	Value
	Rate	Date	(unaudited)	Amount	(Note 2)
OHIO MUNICIPAL SECURITIES (continued)

Ohio State, Common Schools Capital Facilities, Prerefunded Balance, Series A, G.O. Bond	4.750%	6/15/2020	Aa1	$250,000	$255,745
Ohio State, Infrastructure Impt., Prerefunded Balance, G.O. Bond	5.200%	8/1/2010	Aa1	50,000	50,558
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	3/1/2017	Aa1	250,000	264,900
Ohio State Water Development Authority, Pure Water, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa	40,000	43,578
Ohio State Water Development Authority, Fresh Water, Prerefunded Balance, Revenue Bond, FSA	5.125%	12/1/2023	Aaa	300,000	306,621
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa	200,000	216,708
Ohio State Water Development Authority, Water Quality, Revenue Bond	5.000%	12/1/2012	Aaa	350,000	367,455
Olentangy Local School District, Series A, G.O. Bond, FSA	4.500%	12/1/2032	Aaa	800,000	772,120
Ontario Local School District, Prerefunded Balance, G.O. Bond, FSA	5.000%	12/1/2023	Aaa	350,000	359,104
Orange City School District, Prerefunded Balance, G.O. Bond	5.000%	12/1/2023	Aaa	305,000	314,263
Painesville City School District, School Impt., G.O. Bond, FGIC	4.500%	12/1/2025	Aaa	170,000	166,862
Pickerington Local School District, G.O. Bond, MBIA	4.300%	12/1/2024	Aaa	300,000	287,064
Plain Local School District, G.O. Bond, FGIC	5.000%	12/1/2030	Aaa	140,000	143,599
Sidney City School District, School Impt., Series B, G.O. Bond, FGIC	5.100%	12/1/2019	Aaa	150,000	156,495
South-Western City School District, Franklin & Pickway County, Prerefunded Balance, G.O. Bond, AMBAC	4.750%	12/1/2026	Aaa	175,000	178,605
South-Western City School District, Franklin & Pickway County, G.O. Bond, FSA	4.250%	12/1/2026	Aaa	600,000	564,306
Springboro Community City School District, School Impt., Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/1/2025	Aaa	280,000	296,083
Tallmadge City School District, School Facilities, G.O. Bond, FSA	5.000%	12/1/2031	AAA[2]	200,000	206,596
Tecumseh Local School District, School Impt., G.O. Bond, FGIC	4.750%	12/1/2027	Aaa	195,000	196,449
Trotwood-Madison City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2022	Aaa	250,000	242,015
Troy City School District, School Impt., G.O. Bond, FSA	4.000%	12/1/2014	Aaa	250,000	248,913
Van Buren Local School District, School Facilities Construction & Impt., G.O. Bond, FSA	5.250%	12/1/2016	Aaa	300,000	315,051
Van Wert City School District, School Impt., Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2020	Aaa	500,000	524,140
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aaa	235,000	248,440
Washington Court House City School District, School Impt., G.O. Bond, FGIC	5.000%	12/1/2029	Aaa	500,000	517,700
Westerville City School District, Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/1/2027	Aaa	200,000	207,556
Wood County, G.O. Bond	5.400%	12/1/2013	Aa3	40,000	40,040

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - June 30, 2007 (unaudited)

			Credit	Principal
	Coupon	Maturity	Rating[1]	Amount/	Value
	Rate	Date	(unaudited)	Shares	(Note 2)
OHIO MUNICIPAL SECURITIES (continued)

Wyoming City School District, Prerefunded Balance, Series B, G.O. Bond, FGIC	5.150%	12/1/2027	Aaa	$300,000	$308,418

TOTAL OHIO MUNICIPAL SECURITIES
(Identified Cost $22,899,405)					22,800,886

SHORT-TERM INVESTMENTS - 2.8%
Dreyfus Municipal Reserves - Class R
(Identified Cost $664,444)				664,444	664,444

TOTAL INVESTMENTS - 99.6%
(Identified Cost $23,563,849)					23,465,330

OTHER ASSETS, LESS LIABILITIES - 0.4%					87,387

NET ASSETS - 100%					$23,552,717

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).
2Credit ratings from S&P (unaudited).

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FSA - 34.8%; FGIC - 22.5%; MBIA - 20.4%.

The accompanying notes are an integral part of the financial statements.

6

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:

Investments, at value (identified cost $23,563,849) (Note 2)	$23,465,330
Interest receivable	121,849
Dividends receivable	3,596

TOTAL ASSETS	23,590,775

LIABILITIES:

Accrued management fees (Note 3)	16,761
Accrued fund accounting and transfer agent fees (Note 3)	2,169
Accrued Chief Compliance Officer service fees (Note 3)	395
Accrued directors' fees (Note 3)	263
Audit fees payable	16,810
Other payables and accrued expenses	1,660

TOTAL LIABILITIES	38,058

TOTAL NET ASSETS	$23,552,717

NET ASSETS CONSIST OF:

Capital stock	$22,986
Additional paid-in-capital	23,515,370
Undistributed net investment income	113,922
Accumulated net realized loss on investments	(1,042)
Net unrealized depreciation on investments	(98,519)

TOTAL NET ASSETS	$23,552,717

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($23,552,717/2,298,649 shares)	$10.25

The accompanying notes are an integral part of the financial statements.

7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

INVESTMENT INCOME:

Interest	$456,804
Dividends	13,208

Total Investment Income	470,012

EXPENSES:

Management fees (Note 3)	54,094
Fund accounting and transfer agent fees (Note 3)	13,193
Directors' fees (Note 3)	3,636
Chief Compliance Officer service fees (Note 3)	2,835
Audit fees	13,836
Custodian fees	596
Miscellaneous	4,173

Total Expenses	92,363
Less reduction of expenses (Note 3)	(334)

Net Expenses	92,029

NET INVESTMENT INCOME	377,983

UNREALIZED LOSS ON INVESTMENTS:

Net change in unrealized appreciation (depreciation) on investments	(464,609)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(86,626)

The accompanying notes are an integral part of the financial statements.

8

Statements of Changes in Net Assets

	For the Six
	Month Ended	For the
	6/30/07	Year Ended
	(unaudited)	12/31/06

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$377,983	$683,416
Net realized (loss) on investments	-	(1,042)
Net change in unrealized appreciation (depreciation) on investments	(464,609)	(117,339)

Net increase (decrease) from operations	(86,626)	565,035

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(381,034)	(666,971)
From net realized gain on investments	-	(10,640)

Total distributions to shareholders	(381,034)	(677,611)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	3,408,705	4,735,810

Net increase in net assets	2,941,045	4,623,234

NET ASSETS:

Beginning of period	20,611,672	15,988,438

End of period (including undistributed net investment income of $113,922 and $116,973, respectively)	$23,552,717	$20,611,672

The accompanying notes are an integral part of the financial statements.

9

Financial Highlights

	For the Six
	Months Ended
	6/30/07	For the Years Ended
	(unaudited)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$10.46	$10.52	$10.59	$10.75	$10.74	$10.31

Income (loss) from investment operations:
Net investment income	0.17	0.38	0.38	0.38	0.42	0.41
Net realized and unrealized gain (loss) on investments	(0.20)	(0.05)	(0.08)	(0.04)	0.03	0.43

Total from investment operations	(0.03)	0.33	0.30	0.34	0.45	0.84

Less distributions to shareholders:
From net investment income	(0.18)	(0.38)	(0.36)	(0.49)	(0.39)	(0.40)
From net realized gain on investments	-	(0.01)	(0.01)	(0.01)	(0.05)	(0.01)

Total distributions to shareholders	(0.18)	(0.39)	(0.37)	(0.50)	(0.44)	(0.41)

Net asset value - End of period	$10.25	$10.46	$10.52	$10.59	$10.75	$10.74

Total return[1]	(0.29%)	3.19%	2.85%	3.28%	4.23%	8.22%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%[2]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.49%[2]	3.81%	3.65%	3.64%	3.91%	4.09%

Portfolio turnover	0%	9%	9%	7%	14%	8%

Net assets - End of period (000’s omitted)	$23,553	$20,612	$15,988	$14,120	$12,092	$11,785

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
0.00%[2,3]	0.07%	0.15%	0.20%	0.59%	0.68%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Annualized.
3Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

10

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Ohio Tax Exempt Series (the "Series") is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 3.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2007, 2.13 billion shares have been designated in total among 21 series, of which 100 million have been designated as Ohio Tax Exempt Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily. Dividend income is recorded on an accrual basis.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including

11

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

        Federal Taxes (continued)
any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2008, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor waived fees of $334 for the six months ended June 30, 2007, which is reflected as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

12

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) under which BISYS serves as sub-accounting services and sub-transfer agent. On May 2, 2007, The BISYS Group, Inc., the parent company of BISYS Fund Services Ohio, Inc., announced that it had entered into a definitive agreement to be acquired by Citi. The transaction closed effective August 1, 2007, at which time the name changed to Citi Fund Services Ohio, Inc.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2007, purchases and sales of securities, other than United States Government securities and short-term securities, were $3,332,844 and $0, respectively. There were no purchases or sales of United States Government securities.

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of Ohio Tax Exempt Series were:

	For the Six Months		For the Year
	Ended 6/30/07		Ended 12/31/06
	Shares	Amount	Shares	Amount
Sold	355,790	$3,698,117	537,520	$5,640,792
Reinvested	36,711	379,280	64,255	671,426
Repurchased	(63,764)	(668,692)	(151,462)	(1,576,408)
Total	328,737	$3,408,705	450,313	$4,735,810

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2007.

13

Notes to Financial Statements (unaudited)

7.	CONCENTRATION OF CREDIT

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2006 were as follows:

Ordinary income	$43,306
Tax exempt income	623,690
Long-term capital gains	10,615

At December 31, 2006, the Series had a capital loss carryover of $1,042, available to the extent allowed by the tax law to offset future net capital gain, if any, which will expire on December 31, 2014.

At June 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$23,534,747

Unrealized appreciation	$268,332
Unrealized depreciation	(337,749)

Net unrealized depreciation	$(69,417)

 9. RECENT ACCOUNTING PRONOUNCEMENTS

    In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes - an interpretation of
           FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 provides guidance for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Effective June 30, 2007, the Series adopted the provisions of FIN 48. Management has evaluated the impact of FIN 48 and has concluded that it does not have any impact on the Series’ results of operation and financial condition.

14

Notes to Financial Statements (unaudited)

9. RECENT ACCOUNTING PRONOUNCEMENTS (continued)

    In addition, in September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

15

(This page intentionally left blank)

16

(This page intentionally left blank)
17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone    1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site       http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site      http://www.sec.gov
On the Advisor’s web site           http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.
New York Tax Exempt Series
Semi-Annual Report
June 30, 2007

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/07	6/30/07	1/1/07-6/30/07
Actual	$1,000.00	$999.00	$3.22
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.57	$3.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2007 (unaudited)

Data for pie chart to follow:

Bond Types1

General Obligation Bonds	64.8%
Revenue Bonds	30.6%
Cash, short-term investments, and other assets, less liabilities	4.6%

1As a percentage of net assets.

Data for pie chart to follow:

Credit Quality Ratings2,3

Aaa	87.9%
Aa	7.0%
A	0.3%
Baa	0.2%
Unrated investments, such as cash, short-term investments, and other assets, less liabilities	4.6%

2As a percentage of net assets.
3Based on ratings from Moody's, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series' investment policies.

2

Investment Portfolio - June 30, 2007 (unaudited)

			Credit
	Coupon	Maturity	Rating[1]	Principal	Value
	Rate	Date	(unaudited)	Amount	(Note 2)
NEW YORK MUNICIPAL SECURITIES - 95.4%

Arlington Central School District, G.O. Bond, MBIA	4.625%	12/15/2024	Aaa	$845,000	$850,847
Arlington Central School District, G.O. Bond, MBIA	4.625%	12/15/2025	Aaa	365,000	366,511
Beacon City School District, G.O. Bond, MBIA	5.600%	7/15/2019	Aaa	500,000	522,465
Brookhaven, Public Impt., G.O. Bond, FGIC	4.000%	5/1/2023	Aaa	900,000	848,403
Brookhaven, Public Impt., G.O. Bond, FGIC	4.000%	5/1/2024	Aaa	815,000	761,715
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, MBIA	5.000%	9/1/2016	Aaa	525,000	557,014
Buffalo Municipal Water Finance Authority, Water Systems, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.000%	7/1/2028	Aaa	750,000	767,137
Chautauqua County, Public Impt., Series B, G.O. Bond, MBIA	4.500%	12/15/2018	Aaa	485,000	496,257
Clyde-Savannah Central School District, G.O. Bond, FGIC	5.000%	6/1/2013	Aaa	500,000	526,120
Colonie, G.O. Bond, MBIA	5.200%	8/15/2008	Aaa	40,000	40,069
Dryden Central School District, G.O. Bond, FSA	5.500%	6/15/2011	Aaa	200,000	201,168
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, MBIA	4.000%	12/15/2016	Aaa	315,000	314,209
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, MBIA	4.000%	12/15/2016	Aaa	360,000	359,460
East Aurora Union Free School District, G.O. Bond, FGIC	5.200%	6/15/2011	Aaa	300,000	301,935
Eastchester, Public Impt., Series B, G.O. Bond, FSA	4.900%	10/15/2011	Aaa	385,000	386,197
Ellenville Central School District, G.O. Bond, FSA	5.375%	5/1/2009	Aaa	210,000	212,747
Ellenville Central School District, G.O. Bond, AMBAC	5.700%	5/1/2011	Aaa	700,000	718,263
Erie County, Public Impt., Series A, G.O. Bond, FGIC	4.750%	10/1/2016	Aaa	550,000	563,475
Erie County, Public Impt., Series A, G.O. Bond, FGIC	5.000%	9/1/2014	Aaa	500,000	523,675
Fairport Central School District, G.O. Bond, FSA	5.000%	6/1/2019	Aaa	500,000	519,630
Franklin Square Union Free School District, G.O. Bond, FGIC	5.000%	1/15/2021	Aaa	520,000	534,591
Freeport, Series A, G.O. Bond, FGIC	4.000%	1/15/2014	Aaa	540,000	539,347
Greece Central School District, G.O. Bond, FSA	4.600%	6/15/2018	Aaa	180,000	185,297
Greece Central School District, G.O. Bond, FSA	4.000%	6/15/2019	Aaa	2,675,000	2,598,334
Hampton Bays Union Free School District, G.O. Bond, FSA	4.250%	9/15/2026	Aaa	1,140,000	1,102,118
Haverstraw-Stony Point Central School District, G.O. Bond, FSA	4.500%	10/15/2032	Aaa	2,000,000	1,941,040
Hempstead Town, Unrefunded Balance, Series B, G.O. Bond, FGIC	5.625%	2/1/2010	Aaa	165,000	166,761
Huntington, G.O. Bond, MBIA	5.875%	9/1/2009	Aaa	45,000	45,157
Islip, Public Impt., G.O. Bond, FGIC	5.375%	6/15/2015	Aaa	1,555,000	1,632,626
Jamesville-Dewitt Central School District, G.O. Bond, AMBAC	5.750%	6/15/2009	Aaa	420,000	435,569
Johnson City Central School District, G.O. Bond, FGIC	4.250%	6/15/2024	Aaa	500,000	480,680
Johnson City Central School District, G.O. Bond, FGIC	4.375%	6/15/2028	Aaa	1,000,000	957,720
Johnson City Central School District, G.O. Bond, FGIC	4.375%	6/15/2030	Aaa	985,000	938,577
Le Roy Central School District, G.O. Bond, FGIC	0.100%	6/15/2008	Aaa	350,000	337,445
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, MBIA	4.500%	5/1/2028	Aaa	1,880,000	1,835,162

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2007 (unaudited)

			Credit
	Coupon	Maturity	Rating[1]	Principal	Value
	Rate	Date	(unaudited)	Amount	(Note 2)
NEW YORK MUNICIPAL SECURITIES (continued)

Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGIC	5.000%	12/1/2019	Aaa	$1,000,000	$1,052,970
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGIC	5.000%	12/1/2025	Aaa	1,690,000	1,755,251
Longwood Central School District at Middle Island, G.O. Bond, FSA	5.000%	6/15/2017	Aaa	250,000	257,985
Longwood Central School District at Middle Island, G.O. Bond, FSA	5.000%	6/15/2018	Aaa	250,000	257,985
Metropolitan Transportation Authority, Transportation Facilities, Prerefunded Balance, Series B, Revenue Bond, AMBAC	5.000%	7/1/2018	Aaa	1,500,000	1,565,685
Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Revenue Bond, MBIA	5.000%	11/15/2030	Aaa	750,000	769,500
Metropolitan Transportation Authority, Series A, Revenue Bond, FGIC	5.000%	11/15/2025	Aaa	1,500,000	1,541,835
Metropolitan Transportation Authority, Series A, Revenue Bond, FSA	5.000%	11/15/2030	Aaa	500,000	512,280
Metropolitan Transportation Authority, Series B, Revenue Bond, FSA	4.500%	11/15/2032	Aaa	500,000	483,805
Monroe County, Water Impt., G.O. Bond	5.250%	2/1/2017	Baa1	240,000	242,558
Monroe County, Public Impt., G.O. Bond, AMBAC	4.125%	6/1/2020	Aaa	1,000,000	975,490
Monroe County Water Authority, Revenue Bond	5.000%	8/1/2019	Aa3	1,700,000	1,735,700
Mount Morris Central School District, G.O. Bond, FGIC	4.125%	6/15/2013	Aaa	790,000	797,473
Nassau County, Combined Sewer Districts, Series F, G.O. Bond, MBIA	5.350%	7/1/2008	Aaa	1,500,000	1,523,460
Nassau County, General Impt., Series C, G.O. Bond, FSA	5.125%	1/1/2014	Aaa	500,000	523,610
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond, AMBAC	4.750%	11/15/2023	Aaa	1,000,000	1,018,120
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA	4.125%	6/15/2023	Aaa	200,000	191,258
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA	4.125%	6/15/2024	Aaa	250,000	237,445
New York, Series I, G.O. Bond, MBIA	5.000%	5/15/2028	Aaa	1,900,000	1,931,844
New York, Series K, G.O. Bond, FSA	5.375%	8/1/2020	Aaa	1,000,000	1,038,500
New York City, Series A, G.O. Bond, CIFG	5.000%	8/1/2024	Aaa	1,000,000	1,036,980
New York City, G.O. Bond, XLCA	5.000%	9/1/2019	Aaa	500,000	523,980
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond, AMBAC	5.000%	6/15/2035	Aaa	750,000	767,437
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series A, Revenue Bond	5.500%	2/15/2011	Aa1	1,000,000	1,049,860
New York City Municipal Water Finance Authority, Series E, Revenue Bond, FGIC	5.000%	6/15/2026	Aaa	750,000	768,645

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2007 (unaudited)

			Credit
	Coupon	Maturity	Rating[1]	Principal	Value
	Rate	Date	(unaudited)	Amount	(Note 2)
NEW YORK MUNICIPAL SECURITIES (continued)

New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aaa	$500,000	$481,880
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa2	1,000,000	954,100
New York State, Series C, G.O. Bond, FSA	5.000%	4/15/2012	Aa3	700,000	733,145
New York State, Prerefunded Balance, Series B, G.O. Bond	5.125%	3/1/2018	Aa3	1,000,000	1,019,410
New York State, Series A, G.O. Bond	4.500%	3/15/2019	Aa3	500,000	505,100
New York State, Prerefunded Balance, Series D, G.O. Bond, AMBAC	5.000%	7/15/2015	Aaa	500,000	511,630
New York State, Series A, G.O. Bond	4.600%	3/15/2013	Aa3	475,000	487,103
New York State Dormitory Authority, Columbia University, Series A, Revenue Bond	5.000%	7/1/2025	Aaa	500,000	513,790
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa	440,000	461,925
New York State Environmental Facilities Corp., Pollution Control, Series A, Revenue Bond	5.200%	6/15/2015	Aaa	25,000	25,277
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	5.000%	6/15/2027	Aaa	1,000,000	1,025,120
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond	4.500%	6/15/2022	Aaa	300,000	299,994
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, MBIA	5.000%	6/15/2021	Aaa	600,000	622,098
New York State Environmental Facilities Corp., Personal Income Tax, Series A, Revenue Bond	5.000%	12/15/2019	AAA[2]	750,000	788,527
New York State Housing Finance Agency, State University Construction, Series A, Revenue Bond	8.000%	5/1/2011	A1	225,000	243,342
New York State Thruway Authority, Series F, Revenue Bond, AMBAC	5.000%	1/1/2026	Aaa	340,000	352,039
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, MBIA	5.250%	4/1/2011	Aaa	1,000,000	1,046,140
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, AMBAC	5.000%	4/1/2020	Aaa	750,000	776,557
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.500%	4/1/2015	Aaa	320,000	340,704
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series B, Revenue Bond, MBIA	5.250%	4/1/2016	Aaa	300,000	315,840
New York State Thruway Authority, Personal Income Tax, Series A, Revenue Bond, FSA	5.000%	3/15/2014	Aaa	500,000	524,495
New York State Thruway Authority, Personal Income Tax, Series A, Revenue Bond, MBIA	5.000%	3/15/2016	Aaa	300,000	314,229
New York State Urban Development Corp., Prerefunded Balance, Revenue Bond	5.375%	7/1/2022	Aaa	195,000	198,233

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - June 30, 2007 (unaudited)

			Credit
	Coupon	Maturity	Rating[1]	Principal	Value
	Rate	Date	(unaudited)	Amount	(Note 2)
NEW YORK MUNICIPAL SECURITIES (continued)

New York State Urban Development Corp., Unrefunded Balance, Revenue Bond	5.375%	7/1/2022	Aaa	$205,000	$207,302
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, FSA	5.250%	1/1/2014	Aaa	500,000	526,960
Niagara County, Series B, G.O. Bond, MBIA	5.200%	1/15/2011	Aaa	400,000	403,048
Niagara Falls City School District, G.O. Bond, FSA	4.375%	9/15/2029	AAA[2]	885,000	849,096
Niagara-Wheatfield Central School District, G.O. Bond, FGIC	4.125%	2/15/2019	Aaa	610,000	600,234
Niagara-Wheatfield Central School District, G.O. Bond, FGIC	4.125%	2/15/2020	Aaa	850,000	830,323
North Hempstead, Series A, G.O. Bond, FGIC	4.750%	1/15/2023	Aaa	1,000,000	1,015,660
Norwich City School District, G.O. Bond, FSA	5.000%	6/15/2010	Aaa	250,000	257,828
Panama Central School District, G.O. Bond, FGIC	5.000%	6/15/2019	Aaa	595,000	616,914
Patchogue-Medford Union Free School District, Series A, G.O. Bond, FGIC	3.500%	7/1/2012	Aaa	805,000	791,202
Pavilion Central School District, G.O. Bond, FSA	5.625%	6/15/2018	Aaa	880,000	918,403
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, MBIA	5.000%	6/15/2021	Aaa	850,000	885,751
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, MBIA	5.000%	6/15/2022	Aaa	450,000	469,305
Pulaski Central School District, Series A, G.O. Bond, FGIC	4.500%	6/15/2026	Aaa	425,000	423,381
Ramapo, Public Impt., Series B, G.O. Bond, MBIA	4.375%	5/1/2031	Aaa	435,000	418,701
Ramapo, Public Impt., Series B, G.O. Bond, MBIA	4.375%	5/1/2032	Aaa	510,000	490,023
Ramapo, Public Impt., Series B, G.O. Bond, MBIA	4.500%	5/1/2033	Aaa	410,000	403,206
Ravena Coeymans Selkirk Central School District, G.O. Bond, FSA	4.250%	6/15/2014	Aaa	1,180,000	1,194,962
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2020	Aaa	250,000	267,663
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aaa	95,000	101,788
Rondout Valley Central School District, G.O. Bond, FSA	5.375%	3/1/2020	Aaa	500,000	523,635
Sachem Central School District of Holbrook, G.O. Bond, FGIC	4.250%	10/15/2028	Aaa	330,000	313,675
Sachem Central School District of Holbrook, G.O. Bond, FGIC	4.375%	10/15/2030	Aaa	1,000,000	961,070
Sachem Central School District of Holbrook, Series B, G.O. Bond, FGIC	4.250%	10/15/2026	Aaa	1,200,000	1,142,160
St. Lawrence County, Public Impt., G.O. Bond, FGIC	4.500%	5/15/2031	Aaa	1,185,000	1,161,146
St. Lawrence County, Public Impt., G.O. Bond, FGIC	4.500%	5/15/2032	Aaa	1,000,000	977,970
Schenectady, G.O. Bond, MBIA	5.300%	2/1/2011	Aaa	250,000	255,305
Scotia Glenville Central School District, G.O. Bond, FGIC	5.500%	6/15/2020	Aaa	1,025,000	1,067,732
South Glens Falls Central School District, G.O. Bond, FGIC	5.375%	6/15/2018	Aaa	605,000	628,801
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGIC	5.375%	6/15/2018	Aaa	95,000	98,628
South Huntington Union Free School District, G.O. Bond, FGIC	5.000%	9/15/2016	Aaa	325,000	335,702
South Huntington Union Free School District, G.O. Bond, FGIC	5.100%	9/15/2017	Aaa	100,000	103,442
Suffolk County, Series A, G.O. Bond, FGIC	4.750%	8/1/2019	Aaa	895,000	913,867
Suffolk County, Public Impt., Series A, G.O. Bond, MBIA	4.250%	5/1/2024	Aaa	1,000,000	968,360

The accompanying notes are an integral part of the financial statements.

6

Investment Portfolio - June 30, 2007 (unaudited)

			Credit	Principal
	Coupon	Maturity	Rating[1]	Amount/	Value
	Rate	Date	(unaudited)	Shares	(Note 2)
NEW YORK MUNICIPAL SECURITIES (continued)

Suffolk County Water Authority, Revenue Bond, MBIA	4.500%	6/1/2027	Aaa	$1,160,000	$1,136,046
Suffolk County Water Authority, Revenue Bond, MBIA	5.100%	6/1/2009	Aaa	55,000	56,343
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond, MBIA	5.100%	6/1/2009	Aaa	195,000	199,688
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.400%	8/1/2017	Aaa	700,000	737,303
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.500%	8/1/2018	Aaa	850,000	897,745
Syracuse, Public Impt., Series A, G.O. Bond, MBIA	4.250%	6/15/2023	Aaa	690,000	671,260
Syracuse, Public Impt., Series A, G.O. Bond, MBIA	4.375%	6/15/2025	Aaa	990,000	966,497
Syracuse, Public Impt., Series A, G.O. Bond, FGIC	4.250%	12/1/2028	Aaa	600,000	568,428
Syracuse, Public Impt., Series A, G.O. Bond, FGIC	4.250%	12/1/2029	Aaa	600,000	566,784
Tarrytown Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	Aaa	1,090,000	1,035,664
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	11/15/2020	Aa2	750,000	778,215
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, MBIA	4.750%	1/1/2019	Aaa	300,000	313,191
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, FGIC	5.000%	11/15/2032	Aaa	1,000,000	1,026,290
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, MBIA	5.000%	1/1/2032	Aaa	1,695,000	1,769,224
Triborough Bridge & Tunnel Authority, General Purposes, Unrefunded Balance, Series A, Revenue Bond, MBIA	5.000%	1/1/2032	Aaa	305,000	312,845
Ulster County, Public Impt., G.O. Bond, XLCA	4.500%	11/15/2026	AAA[2]	560,000	557,822
Union Endicott Central School District, G.O. Bond, FGIC	4.125%	6/15/2014	Aaa	605,000	612,339
Union Endicott Central School District, G.O. Bond, FGIC	4.125%	6/15/2015	Aaa	865,000	875,008
Warwick Valley Central School District, G.O. Bond, FSA	5.600%	1/15/2018	Aaa	575,000	604,475
Warwick Valley Central School District, G.O. Bond, FSA	5.625%	1/15/2022	Aaa	380,000	399,707
Wayne County, Public Impt., G.O. Bond, MBIA	4.125%	6/1/2024	Aaa	500,000	477,310
West Seneca Central School District, G.O. Bond, FSA	5.000%	5/1/2011	Aaa	300,000	311,460
Westchester County, Series B, G.O. Bond	4.300%	12/15/2011	Aaa	15,000	15,262
Westchester County, Series B, G.O. Bond	3.700%	12/15/2015	Aaa	1,000,000	976,460
Westchester County, Unrefunded Balance, Series A, G.O. Bond	4.750%	12/15/2008	Aaa	5,000	5,023
Westchester County, Unrefunded Balance, Series A, G.O. Bond	4.750%	12/15/2009	Aaa	5,000	5,021
Westhampton Beach Union Free School District, G.O. Bond, MBIA	4.000%	7/15/2018	Aaa	726,000	712,947
Williamsville Central School District, G.O. Bond, MBIA	5.000%	6/15/2012	Aaa	490,000	512,765
Yonkers, Series B, G.O. Bond, MBIA	5.000%	8/1/2023	Aaa	1,125,000	1,168,155
Yonkers, Series B, G.O. Bond, MBIA	5.000%	8/1/2030	Aaa	1,095,000	1,127,992

TOTAL NEW YORK MUNICIPAL SECURITIES
(Identified Cost $99,160,091)					99,188,567

SHORT-TERM INVESTMENTS - 3.7%
Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $3,832,229)				3,832,229	3,832,229

The accompanying notes are an integral part of the financial statements.

7

Investment Portfolio - June 30, 2007 (unaudited)

Value
(Note 2)

TOTAL INVESTMENTS - 99.1%
(Identified Cost $102,992,320)	$103,020,796

OTHER ASSETS, LESS LIABILITIES - 0.9%	985,064

NET ASSETS - 100%	$104,005,860

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
CIFG (CIFG North America, Inc.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
XLCA (XL Capital Assurance)
The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody's (unaudited).
2Credit ratings from S&P (unaudited).

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 30.6%; MBIA - 24.7%; FSA - 16.8%; AMBAC - 10.2%.

The accompanying notes are an integral part of the financial statements.

8

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:

Investments, at value (identified cost $102,992,320) (Note 2)	$103,020,796
Interest receivable	1,052,553
Receivable for fund shares sold	86,463
Dividends receivable	15,372

TOTAL ASSETS	104,175,184

LIABILITIES:

Accrued management fees (Note 3)	42,383
Accrued fund accounting and transfer agent fees (Note 3)	8,161
Accrued Chief Compliance Officer service fees (Note 3)	394
Accrued directors' fees (Note 3)	261
Payable for fund shares repurchased	99,661
Audit fees payable	17,473
Other payables and accrued expenses	991

TOTAL LIABILITIES	169,324

TOTAL NET ASSETS	$104,005,860

NET ASSETS CONSIST OF:

Capital stock	$101,462
Additional paid-in-capital	103,048,999
Undistributed net investment income	657,367
Accumulated net realized gain on investments	169,556
Net unrealized appreciation on investments	28,476

TOTAL NET ASSETS	$104,005,860

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($104,005,860/10,146,239 shares)	$10.25

The accompanying notes are an integral part of the financial statements.

9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

INVESTMENT INCOME:

Interest	$2,083,080
Dividends	62,263

Total Investment Income	2,145,343

EXPENSES:

Management fees (Note 3)	246,663
Fund accounting and transfer agent fees (Note 3)	43,265
Directors' fees (Note 3)	3,636
Chief Compliance Officer service fees (Note 3)	2,835
Custodian fees	2,728
Miscellaneous	20,906

Total Expenses	320,033

NET INVESTMENT INCOME	1,825,310

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	145,866
Net change in unrealized appreciation on investments	(2,111,513)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,965,647)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(140,337)

The accompanying notes are an integral part of the financial statements.

10

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/07	Year Ended
	(unaudited)	12/31/06

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,825,310	$3,249,762
Net realized gain on investments	145,866	47,602
Net change in unrealized appreciation on investments	(2,111,513)	(158,257)

Net increase (decrease) from operations	(140,337)	3,139,107

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(1,747,823)	(3,059,006)
From net realized gain on investments	-	48,419)

Total distributions to shareholders	(1,747,823)	(3,107,425)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	12,983,764	10,473,150

Net increase in net assets	11,095,604	10,504,832

NET ASSETS:

Beginning of period	92,910,256	82,405,424

End of period (including undistributed net investment income of $657,367 and $579,880, respectively)	$104,005,860	$92,910,256

The accompanying notes are an integral part of the financial statements.

11

Financial Highlights

	For the Six
	Months Ended
	6/30/07	For the Years Ended
	(unaudited)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$10.44	$10.45	$10.58	$10.77	$10.89	$10.36

Income (loss) from investment operations:
Net investment income	0.18	0.38	0.37	0.36	0.42	0.46
Net realized and unrealized gain (loss) on investments	(0.19)	(0.02)	(0.13)	(0.07)	-[2]	0.54

Total from investment operations	(0.01)	0.36	0.24	0.29	0.42	1.00

Less distributions to shareholders:
From net investment income	(0.18)	(0.36)	(0.36)	(0.45)	(0.41)	(0.42)
From net realized gain on investments	-	(0.01)	(0.01)	(0.03)	(0.13)	(0.05)

Total distributions to shareholders	(0.18)	(0.37)	(0.37)	(0.48)	(0.54)	(0.47)

Net asset value - End of period	$10.25	$10.44	$10.45	$10.58	$10.77	$10.89

Total return[1]	(0.10%)	3.48%	2.33%	2.83%	3.90%	9.81%

Ratios (to average net assets)/Supplemental Data:
Expenses	0.65%[3]	0.68%	0.72%	0.75%	0.75%*	0.73%
Net investment income	3.70%[3]	3.68%	3.55%	3.57%	3.80%	4.20%

Portfolio turnover	7%	8%	6%	7%	17%	6%

Net assets - End of period (000's omitted)	$104,006	$92,910	$82,405	$75,820	$64,193	$63,961

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.00%4.

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03. Periods less than one year are not annualized.
2Less than $0.01 per share.
3Annualized.
4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

12

Notes to Financial Statements (unaudited)

1. ORGANIZATION

New York Tax Exempt Series (the "Series") is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 3.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2007, 2.13 billion shares have been designated in total among 21 series, of which 100 million have been designated as New York Tax Exempt Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily. Dividend income is recorded on an accrual basis.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

13

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions of Income and Gains
Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2008, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. For the six months ended June 30, 2007, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average

14

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) under which BISYS serves as sub-accounting services and sub-transfer agent. On May 2, 2007, The BISYS Group, Inc., the parent company of BISYS Fund Services Ohio, Inc., announced that it had entered into a definitive agreement to be acquired by Citi. The transaction closed effective August 1, 2007, at which time the name changed to Citi Fund Services Ohio, Inc.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2007, purchases and sales of securities, other than United States Government securities and short-term securities, were $18,248,154 and $6,687,763, respectively. There were no purchases or sales of United States Government securities.

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of New York Tax Exempt Series were:

	For the Six Months		For the Year
	Ended 6/30/07		Ended 12/31/06
	Shares	Amount	Shares	Amount

Sold	1,776,161	$18,494,637	1,332,286	$13,874,257
Reinvested	163,724	1,687,895	283,436	2,944,568
Repurchased	(690,618)	(7,198,768)	(608,138)	(6,345,675)
Total	1,249,267	$12,983,764	1,007,584	$10,473,150

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2007.

7.	CONCENTRATION OF CREDIT

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

15

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2006 were as follows:

Ordinary Income	$10,775
Tax exempt income	3,048,231
Long-term capital gains	48,419

At June 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$102,956,975

Unrealized appreciation	$1,315,673
Unrealized depreciation	(1,251,852)

Net unrealized appreciation	$63,821

9. RECENT ACCOUNTING PRONOUNCEMENTS

    In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes - an interpretation of
    FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 provides guidance for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Effective June 30, 2007, the Series adopted the provisions of FIN 48. Management has evaluated the impact of FIN 48 and has concluded that it does not have any impact on the Series’ results of operation and financial condition.

    In addition, in September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

16

(This page intentionally left blank)

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone    1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site       http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site      http://www.sec.gov
On the Advisor’s web site           http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.
Diversified Tax Exempt Series
Semi-Annual Report
June 30, 2007

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/07	6/30/07	1/1/07-6/30/07
Actual	$1,000.00	$993.50	$3.06
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.72	$3.11

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Portfolio Composition as of June 30, 2007 (unaudited)

Data for pie chart to follow:

Bond Types1

Certificate of Participation	1.3%
General Obligation Bonds	69.8%
Revenue Bonds	22.8%
Special Assessment	0.9%
Special Tax Warrants	0.2%
Tax Allocation	0.8%
Cash, short-term investments, and liabilities, less other assets	4.2%

1As a percentage of net assets.

Credit Quality Ratings2,3

Aaa	86.4%
Aa	8.8%
A	0.6%
Unrated investments, such as cash, short-term investments, and liabilities, less other assets	4.2%

2As a percentage of net assets.
3Based on ratings from Moody’s, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series’ investment policies.

Top Ten States4

Texas	5.9%
California	4.9%
Ohio	4.7%
Washington	4.6%
Michigan	4.2%
Illinois	4.1%
New York	4.0%
South Carolina	3.6%
New Jersey	3.5%
Oregon	3.4%

4As a percentage of total investments.

Investment Portfolio - June 30, 2007 (unaudited)

			Credit
	Coupon	Maturity	Rating[1]	Principal	Value
	Rate	Date	(unaudited)	Amount	(Note 2)
MUNICIPAL SECURITIES - 95.8%

Alabama - 1.7%
Bessemer Governmental Utility Services Corp., Water Supply, Revenue Bond, MBIA	5.200%	6/1/2024	Aaa	$500,000	$514,375
Birmingham, Capital Impt., Prerefunded Balance, Series B, G.O. Bond, AMBAC	5.000%	12/1/2032	Aaa	1,005,000	1,053,521
Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	Aaa	665,000	630,154
Hoover Board of Education, Capital Outlay Warrants, Special Tax Warrants, MBIA	5.250%	2/15/2017	Aaa	500,000	520,715
Mobile County Board of School Commissioners, Capital Outlay Warrants, Prerefunded Balance, Series B, G.O. Bond, AMBAC	5.000%	3/1/2018	Aaa	500,000	517,585
Odenville Utilities Board Water, Revenue Bond, MBIA	4.300%	8/1/2028	Aaa	500,000	496,555
					3,732,905

Alaska - 0.2%
Alaska Municipal Banking Authority, Revenue Bond, MBIA	4.100%	6/1/2017	Aaa	455,000	449,217

Arizona - 3.2%
Goodyear, G.O. Bond, MBIA	4.375%	7/1/2020	Aaa	680,000	675,002
Mesa, G.O. Bond, FGIC	4.125%	7/1/2027	Aaa	2,215,000	2,033,193
Phoenix, Series B, G.O. Bond	4.200%	7/1/2021	Aa1	1,500,000	1,453,920
Salt River Project, Agricultural Impt. & Power District, Certificate of Participation, MBIA	5.000%	12/1/2011	Aaa	1,500,000	1,562,670
Yuma County Library District, Series A, G.O. Bond, AMBAC	4.500%	7/1/2035	Aaa	1,200,000	1,150,212
					6,874,997

California - 4.9%
California State, G.O. Bond	4.750%	12/1/2028	A1	795,000	794,968
California State, G.O. Bond	5.250%	2/1/2023	A1	500,000	540,500
California State, Unrefunded Balance, G.O. Bond, MBIA	5.000%	6/1/2012	Aaa	1,300,000	1,351,987
California State, Various Purposes, G.O. Bond, AMBAC	4.250%	12/1/2035	Aaa	1,140,000	1,035,052
Campbell Union School District, G.O. Bond, FSA	4.375%	8/1/2027	Aaa	1,810,000	1,729,002
Chula Vista Elementary School District, Series F, G.O. Bond, MBIA	4.800%	8/1/2024	Aaa	435,000	442,408
Chula Vista Elementary School District, Series F, G.O. Bond, MBIA	4.875%	8/1/2025	Aaa	425,000	433,275
Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aaa	840,000	817,303
Oak Valley Hospital District, G.O. Bond, FGIC	4.500%	7/1/2025	Aaa	1,395,000	1,353,108
Richmond Joint Powers Financing Authority, Series A, Tax Allocation, MBIA	5.250%	9/1/2025	Aaa	1,570,000	1,638,766
Wiseburn School District, Prerefunded Balance, Series A, G.O. Bond, FGIC	5.250%	8/1/2016	Aaa	330,000	337,009
					10,473,378

Colorado - 2.0%
Broomfield Water Activity, Enterprise Water, Revenue Bond, MBIA	5.000%	12/1/2015	Aaa	700,000	731,752

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2007 (unaudited)

			Credit
	Coupon	Maturity	Rating[1]	Principal	Value
	Rate	Date	(unaudited)	Amount	(Note 2)

Colorado (continued)
Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, FSA	4.375%	8/1/2035	Aaa	$1,420,000	$1,330,100
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	AAA[2]	1,000,000	1,000,740
Denver City & County School District No. 1, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2023	Aaa	895,000	926,513
Denver City & County School District No. 1, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2023	Aaa	105,000	107,935
El Paso County School District No. 020, Series A, G.O. Bond, MBIA	6.200%	12/15/2007	Aaa	160,000	161,773
					4,258,813

Connecticut - 0.7%
Stamford, G.O. Bond	4.400%	2/15/2026	Aaa	1,545,000	1,519,075

Delaware - 1.7%
Delaware Transportation Authority, Revenue Bond, MBIA	5.000%	7/1/2011	Aaa	1,000,000	1,039,670
New Castle County, Series A, G.O. Bond	4.250%	7/15/2025	Aaa	1,500,000	1,439,625
New Castle County, Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,209,201
					3,688,496

Florida - 3.0%
Cape Coral Utility Impt. Assessment, Special Assessment, MBIA	4.500%	7/1/2021	Aaa	2,000,000	1,969,360
Florida State, Jacksonville Transportation, Prerefunded Balance, Series A, G.O. Bond	5.000%	7/1/2027	Aa1	710,000	717,143
Florida State Department of Transportation, G.O. Bond	5.000%	7/1/2027	Aa1	1,000,000	1,027,110
Florida State Board of Education, Capital Outlay, Public Education, Series A, G.O. Bond, FSA	4.500%	6/1/2025	Aaa	1,280,000	1,246,157
Florida State Board of Education, Capital Outlay, Public Education, Series C, G.O. Bond, AMBAC	5.000%	6/1/2011	Aaa	425,000	441,086
Miami-Dade County, Educational Facilities Authority, Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.000%	4/1/2015	Aaa	510,000	536,816
Tohopekaliga Water Authority, Utility System, Series A, Revenue Bond, FSA	5.000%	10/1/2028	Aaa	510,000	524,015
					6,461,687

Georgia - 2.4%
Atlanta, Prerefunded Balance, G.O. Bond	5.600%	12/1/2018	Aa3	350,000	357,455
Atlanta, Water & Wastewater, Series A, Revenue Bond, MBIA	5.000%	11/1/2033	Aaa	310,000	316,854
Atlanta, Water & Wastewater, Revenue Bond, FSA	5.000%	11/1/2043	Aaa	1,500,000	1,533,165
Georgia State, Series B, G.O. Bond	5.650%	3/1/2012	Aaa	200,000	214,718
Georgia State, Series B, G.O. Bond	4.000%	3/1/2022	Aaa	1,270,000	1,215,453
Madison Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	Aaa	1,000,000	981,250
Rockdale County, Water & Sewer Authority, Prerefunded Balance, Revenue Bond, FSA	5.000%	7/1/2022	Aaa	450,000	459,027
					5,077,922

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2007 (unaudited)

			Credit
	Coupon	Maturity	Rating[1]	Principal	Value
	Rate	Date	(unaudited)	Amount	(Note 2)

Hawaii - 0.1%
Hawaii State, Series CH, G.O. Bond	6.000%	11/1/2007	Aa2	$260,000	$261,934

Illinois - 4.1%
Chicago Neighborhoods Alive 21 Program, Prerefunded Balance, G.O. Bond, FGIC	5.375%	1/1/2026	Aaa	500,000	522,945
Chicago, Prerefunded Balance, G.O. Bond, FGIC	5.250%	1/1/2027	Aaa	250,000	256,780
Chicago, Series A, G.O. Bond, MBIA	5.000%	1/1/2034	Aaa	830,000	846,384
Chicago, Series A, G.O. Bond, AMBAC	5.000%	1/1/2018	Aaa	2,255,000	2,384,324
Chicago, Series A, G.O. Bond, FSA	4.750%	1/1/2038	Aaa	1,500,000	1,485,675
Cook County, Series A, G.O. Bond, FGIC	5.000%	11/15/2022	Aaa	750,000	764,858
Illinois State, G.O. Bond	5.000%	12/1/2027	Aa3	600,000	613,692
Illinois State, Series 1995 A, Certificate of Participation, MBIA	5.600%	7/1/2010	Aaa	100,000	101,135
Madison & St. Clair Counties School District No. 010 Collinsville, School Building, Prerefunded Balance, G.O. Bond, FGIC	5.125%	2/1/2019	Aaa	500,000	519,290
Rock Island County School District No. 041 Rock Island, G.O. Bond, FSA	5.125%	12/1/2015	Aaa	200,000	203,490
Springfield Electric, Revenue Bond, MBIA	5.000%	3/1/2035	Aaa	1,000,000	1,026,840
					8,725,413

Indiana - 1.3%
Frankfort High School Elementary School Building Corp., Revenue Bond, FSA	4.750%	7/15/2025	AAA[2]	1,500,000	1,513,140
La Porte County, G.O. Bond, FGIC	5.200%	1/15/2018	Aaa	300,000	314,091
Noblesville Sewage Works, Revenue Bond, AMBAC	5.000%	1/1/2024	Aaa	550,000	565,785
North Lawrence Indiana Community Schools Building Corp., Revenue Bond, FSA	5.000%	7/15/2020	Aaa	450,000	465,201
					2,858,217

Iowa - 1.9%
Indianola Community School District, G.O. Bond, FGIC	5.200%	6/1/2021	Aaa	425,000	446,428
Iowa City Community School District, G.O. Bond, FSA	4.000%	6/1/2018	Aaa	425,000	414,184
Iowa City, Sewer, Revenue Bond, MBIA	5.750%	7/1/2021	Aaa	250,000	250,373
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aa1	995,000	972,016
Polk County, Series C, G.O. Bond	4.125%	6/1/2025	Aa1	2,075,000	1,926,721
					4,009,722

Kansas - 3.1%
Johnson & Miami Counties Unified School District No. 230, G.O. Bond, FGIC	4.000%	9/1/2022	Aaa	1,000,000	940,050
Johnson County Unified School District No. 229, Prerefunded Balance, Series A, G.O. Bond	5.000%	10/1/2014	Aa1	220,000	220,664
Johnson County Unified School District No. 231, Prerefunded Balance, Series A, G.O. Bond, FGIC	5.750%	10/1/2016	Aaa	500,000	520,195
Miami County Unified School District No. 416 Louisburg, G.O. Bond, MBIA	5.000%	9/1/2018	Aaa	2,000,000	2,116,420

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2007 (unaudited)

			Credit
	Coupon	Maturity	Rating[1]	Principal	Value
	Rate	Date	(unaudited)	Amount	(Note 2)

Kansas (continued)
Sedgwick County Unified School District No. 265, G.O. Bond, FSA	5.000%	10/1/2025	Aaa	$1,090,000	$1,133,262
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA	4.200%	9/1/2020	Aaa	700,000	683,956
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA	4.250%	9/1/2021	Aaa	580,000	565,488
Wyandotte County School District No. 204 Bonner Springs, Prerefunded Balance, Series A, G.O. Bond, FSA	5.375%	9/1/2015	Aaa	290,000	302,279
Wyandotte County School District No. 204 Bonner Springs, Unrefunded Balance, Series A, G.O. Bond, FSA	5.375%	9/1/2015	Aaa	110,000	114,534
					6,596,848

Kentucky - 0.9%
Kentucky State Turnpike Authority, Economic Development, Revenue Bond, AMBAC	6.500%	7/1/2008	Aaa	250,000	256,672
Lexington-Fayette Urban County Government, Public Facilities Corp., Revenue Bond, MBIA	4.000%	10/1/2018	Aaa	1,655,000	1,611,407
					1,868,079

Louisiana - 1.5%
Caddo Parish Parishwide School District, G.O. Bond, MBIA	4.350%	3/1/2026	Aaa	660,000	629,323
Caddo Parish Parishwide School District, G.O. Bond, MBIA	4.375%	3/1/2027	Aaa	1,090,000	1,037,658
Lafayette Public Power Authority, Series A, Revenue Bond, AMBAC	5.000%	11/1/2012	Aaa	730,000	760,361
New Orleans Sewage Service, Revenue Bond, FGIC	5.250%	6/1/2012	Aaa	300,000	303,240
Orleans Parish Parishwide School District, Series A, G.O. Bond, FGIC	5.125%	9/1/2016	Aaa	400,000	402,104
					3,132,686

Maine - 0.4%
Kennebec Water District, Revenue Bond, FSA	5.125%	12/1/2021	Aaa	750,000	761,850

Maryland - 1.9%
Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1	1,770,000	1,685,305
Anne Arundel County, Water & Sewer, G.O. Bond	4.125%	3/1/2024	Aa1	345,000	327,205
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa	1,000,000	946,420
Baltimore, Water Project, Series A, Revenue Bond, FGIC	5.550%	7/1/2009	Aaa	260,000	268,655
Maryland State, State & Local Facilities, G.O. Bond	4.250%	8/1/2021	Aaa	750,000	737,483
					3,965,068

Massachusetts - 2.6%
Boston, Series A, G.O. Bond, MBIA	4.125%	1/1/2021	Aaa	1,000,000	968,260
Boston, Series A, G.O. Bond, MBIA	4.125%	1/1/2022	Aaa	410,000	394,174
Cambridge, Series A, G.O. Bond	4.000%	2/1/2026	Aaa	850,000	788,316
Cambridge, Series A, G.O. Bond	4.000%	2/1/2027	Aaa	850,000	781,906
Lowell, State Qualified, G.O. Bond, AMBAC	5.000%	2/1/2020	Aaa	500,000	517,455
Massachusetts State, Series C, G.O. Bond, AMBAC	5.750%	8/1/2010	Aaa	400,000	421,324

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2007 (unaudited)

			Credit
	Coupon	Maturity	Rating[1]	Principal	Value
	Rate	Date	(unaudited)	Amount	(Note 2)

Massachusetts (continued)
Massachusetts State, Series D, G.O. Bond	5.250%	10/1/2014	Aa2	$1,000,000	$1,071,800
Plymouth, G.O. Bond, MBIA	5.250%	10/15/2020	Aaa	100,000	104,536
Richmond, G.O. Bond, MBIA	5.000%	4/15/2021	Aaa	400,000	414,796
					5,462,567

Michigan - 4.2%
Bendle Public School District, School Building & Site, G.O. Bond, FGIC	4.500%	5/1/2028	Aaa	640,000	621,664
Detroit City School District, School Building & Site Impt., Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aaa	750,000	765,930
Detroit Sewer Disposal System, Series B, Revenue Bond, FGIC	4.625%	7/1/2034	Aaa	1,500,000	1,458,285
Grand Rapids Public Schools, G.O. Bond, MBIA	4.125%	5/1/2023	Aaa	1,200,000	1,135,032
Holly Area School District, G.O. Bond, FGIC	5.000%	5/1/2022	Aaa	500,000	507,245
Hudsonville Public Schools, Prerefunded Balance, G.O. Bond, FGIC	5.150%	5/1/2027	Aaa	185,000	187,126
Hudsonville Public Schools, Unrefunded Balance, G.O. Bond, FGIC	5.150%	5/1/2027	Aaa	40,000	40,320
Lincoln Park School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	5/1/2026	Aaa	125,000	126,282
Lincoln Park School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	5/1/2026	Aaa	355,000	357,240
Muskegon Water, Revenue Bond, FSA	4.750%	5/1/2019	Aaa	565,000	572,311
Oakland County, George W. Kuhn Drain District, Prerefunded Balance, Series B, G.O. Bond	5.375%	4/1/2021	Aaa	475,000	485,935
Saginaw City School District, School Building & Site, G.O. Bond, FSA	4.500%	5/1/2031	Aaa	1,695,000	1,639,523
St. Joseph County, Sewer Disposal Systems - Constantine, G.O. Bond, FSA	5.000%	4/1/2012	Aaa	100,000	100,774
Warren Woods Public Schools, School Building & Site, G.O. Bond, FSA	4.500%	5/1/2026	Aaa	1,015,000	990,995
					8,988,662

Minnesota - 1.5%
Brooklyn Center Independent School District No. 286, School Building, Series A, G.O. Bond, MBIA	4.375%	2/1/2026	Aaa	1,105,000	1,062,093
Hennepin County, Series A, G.O. Bond	4.500%	12/1/2025	Aaa	1,500,000	1,488,810
Pine County, Series A, G.O. Bond, FGIC	4.400%	2/1/2028	Aaa	555,000	531,329
Western Minnesota Municipal Power Agency, Revenue Bond	6.625%	1/1/2016	Aaa	175,000	197,829
					3,280,061

Mississippi - 0.7%
Biloxi Public School District, Revenue Bond, MBIA	5.000%	4/1/2017	Aaa	500,000	512,075
De Soto County School District, G.O. Bond, FSA	5.000%	2/1/2013	Aaa	1,000,000	1,040,660
					1,552,735

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2007 (unaudited)

			Credit
	Coupon	Maturity	Rating[1]	Principal	Value
	Rate	Date	(unaudited)	Amount	(Note 2)

Missouri - 0.3%
Metropolitan St. Louis Sewer District Wastewater System, Series A, Revenue Bond, MBIA	3.600%	5/1/2013	Aaa	$600,000	$585,696

Nebraska - 1.2%
Omaha Metropolitan Utilities District Water, Series A, Revenue Bond, FSA	4.375%	12/1/2031	Aaa	2,640,000	2,499,895

Nevada - 2.6%
Clark County Transportation, Series A, G.O. Bond, FGIC	4.500%	12/1/2019	Aaa	500,000	501,130
Clark County Public Facilities, Series C, G.O. Bond, FGIC	5.000%	6/1/2024	Aaa	425,000	431,439
Las Vegas Valley Water District, Water Impt., Series A, G.O. Bond, FSA	4.750%	6/1/2033	Aaa	1,500,000	1,504,275
Nevada State, Project Nos. 66 & 67, Prerefunded Balance, Series A, G.O. Bond, FGIC	5.000%	5/15/2028	Aaa	625,000	631,712
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, Series A, G.O. Bond, FGIC	5.000%	5/15/2028	Aaa	125,000	125,825
North Las Vegas, G.O. Bond, MBIA	5.000%	5/1/2024	Aaa	1,500,000	1,560,765
Truckee Meadows, Water Authority, Prerefunded Balance, Series A, Revenue Bond, FSA	5.000%	7/1/2025	Aaa	750,000	778,628
					5,533,774

New Jersey - 3.5%
East Brunswick Township Board of Education, G.O. Bond, FSA	4.500%	11/1/2028	Aaa	835,000	818,116
East Brunswick Township Board of Education, G.O. Bond, FSA	4.500%	11/1/2029	Aaa	1,000,000	979,240
Essex County, Prerefunded Balance, Series A, G.O. Bond, MBIA	4.500%	5/1/2031	Aaa	500,000	514,280
Hudson County, G.O. Bond, CIFG	4.250%	9/1/2021	Aaa	930,000	906,731
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond	3.700%	10/1/2018	Aaa	540,000	509,825
New Jersey Transportation Trust Fund Authority, Transportation System, Unrefunded Balance, Series C, Revenue Bond, FSA	5.500%	12/15/2013	Aaa	1,400,000	1,511,972
South Brunswick Township Board of Education, G.O. Bond, MBIA	4.125%	8/1/2012	Aaa	1,200,000	1,210,668
Sparta Township School District, G.O. Bond, FSA	4.300%	2/15/2030	Aaa	1,000,000	960,490
					7,411,322

New Mexico - 0.4%
New Mexico Finance Authority, Public Project Revolving Fund, Series A, Revenue Bond, MBIA	3.250%	6/1/2013	Aaa	800,000	759,368

New York - 4.0%
Erie County, Public Impt., Series A, G.O. Bond, FGIC	5.000%	9/1/2014	Aaa	380,000	397,993
Hampton Bays Union Free School District, G.O. Bond, FSA	4.375%	9/15/2029	Aaa	2,225,000	2,152,665
Mount Morris Central School District, G.O. Bond, FGIC	4.125%	6/15/2014	Aaa	1,290,000	1,305,648
New York City Municipal Water Finance Authority, Series E, Revenue Bond, FGIC	5.000%	6/15/2026	Aaa	750,000	768,645
New York State Urban Development Corp., Series B, Revenue Bond, MBIA	5.000%	1/1/2019	AAA[2]	1,000,000	1,053,790

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2007 (unaudited)

			Credit
	Coupon	Maturity	Rating[1]	Principal	Value
	Rate	Date	(unaudited)	Amount	(Note 2)

New York (continued)
Orange County, G.O. Bond	5.125%	9/1/2024	Aa1	$500,000	$506,100
Sachem Central School District of Holbrook, G.O. Bond, FGIC	4.375%	10/15/2030	Aaa	2,000,000	1,922,140
Spencerport Central School District, G.O. Bond, FSA	5.000%	11/15/2012	Aaa	350,000	356,041
Westchester County, Unrefunded Balance, G.O. Bond	4.750%	11/15/2016	Aaa	120,000	121,194
					8,584,216

North Carolina - 1.4%
Cary, G.O. Bond	5.000%	3/1/2018	Aaa	700,000	732,564
Mecklenburg County, Public Impt., Series A, G.O. Bond	4.125%	2/1/2022	Aaa	1,455,000	1,407,640
Raleigh, G.O. Bond	4.400%	6/1/2017	Aaa	250,000	255,445
Union County, Prerefunded Balance, Series B, G.O. Bond, FGIC	5.300%	3/1/2013	Aaa	250,000	260,547
Wilson, G.O. Bond, AMBAC	5.100%	6/1/2019	Aaa	400,000	417,912
					3,074,108

North Dakota - 0.9%
Fargo, Series A, G.O. Bond, MBIA	4.700%	5/1/2030	Aaa	1,840,000	1,825,630

Ohio - 4.7%
Brookville Local School District, School Impt., G.O. Bond, FSA	4.125%	12/1/2026	Aaa	660,000	608,111
Cleveland, Various Purposes, G.O. Bond, MBIA	5.000%	12/1/2012	Aaa	1,140,000	1,195,723
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	1,000,000	1,057,130
Columbus City School District, Facilities Construction & Impt., G.O. Bond, FSA	4.375%	12/1/2032	Aaa	1,000,000	944,250
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, MBIA	5.000%	12/1/2022	Aaa	1,450,000	1,511,553
Newark City School District, School Impt., G.O. Bond, FGIC	4.250%	12/1/2027	Aaa	500,000	467,160
Oak Hills Local School District, Prerefunded Balance, G.O. Bond, MBIA	5.125%	12/1/2025	Aaa	490,000	497,571
Ohio State Conservation Project, Series A, G.O. Bond	5.000%	3/1/2015	Aa1	1,000,000	1,053,030
Pickerington Local School District, School Facilities Construction & Impt., G.O. Bond, MBIA	4.250%	12/1/2034	Aaa	2,500,000	2,291,475
Springfield City School District, Prerefunded Balance, G.O. Bond, FGIC	5.200%	12/1/2023	Aaa	325,000	346,655
					9,972,658

Oklahoma - 1.3%
Oklahoma City, G.O. Bond, MBIA	4.250%	3/1/2023	Aaa	2,000,000	1,931,000
Oklahoma State Turnpike Authority, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.000%	1/1/2023	Aaa	750,000	762,608
					2,693,608

Oregon - 3.4%
Josephine County Unit School District Three Rivers, Prerefunded Balance, G.O. Bond, FSA	5.250%	6/15/2017	Aaa	825,000	863,957
Metro, G.O. Bond	5.000%	6/1/2022	Aaa	3,000,000	3,158,160
Oregon State Board of Higher Education, Prerefunded Balance, Series B, G.O. Bond	5.000%	8/1/2033	Aa3	1,500,000	1,534,260
Salem Water & Sewer , Revenue Bond, FSA	5.000%	5/1/2014	Aaa	1,120,000	1,183,840

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2007 (unaudited)

			Credit
	Coupon	Maturity	Rating[1]	Principal	Value
	Rate	Date	(unaudited)	Amount	(Note 2)

Oregon (continued)
Washington County School District No. 015 Forest Grove, Prerefunded Balance, G.O. Bond, FSA	5.500%	6/15/2017	Aaa	$500,000	$528,150
					7,268,367

Pennsylvania - 3.2%
Beaver County, G.O. Bond, MBIA	5.150%	10/1/2017	Aaa	300,000	300,951
Jenkintown School District, Series A, G.O. Bond, FGIC	4.500%	5/15/2032	Aaa	1,000,000	964,820
Lancaster School District, G.O. Bond, FSA	5.000%	6/1/2019	Aaa	1,200,000	1,270,812
Pennsylvania State, G.O. Bond, MBIA	5.000%	1/1/2011	Aaa	1,500,000	1,553,070
Pennsylvania State Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC	5.375%	7/15/2019	Aaa	530,000	562,245
Philadelphia, Water & Wastewater, Revenue Bond, MBIA	5.600%	8/1/2018	Aaa	20,000	21,203
Plum Boro School District, Series A, G.O. Bond, FGIC	4.500%	9/15/2030	AAA[2]	855,000	828,589
Uniontown Area School District, G.O. Bond, FSA	4.350%	10/1/2034	Aaa	1,500,000	1,399,605
					6,901,295

Rhode Island - 0.5%
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, MBIA	5.000%	10/1/2035	Aaa	1,000,000	1,018,190

South Carolina - 3.7%
Beaufort County School District, Prerefunded Balance, Series A, G.O. Bond	5.000%	3/1/2020	Aa1	500,000	517,585
Beaufort County, G.O. Bond, MBIA	4.250%	3/1/2024	Aaa	790,000	758,005
Charleston County, Transportation Sales Tax, G.O. Bond	5.000%	11/1/2017	Aa1	1,000,000	1,063,840
Orangeburg County Consolidated School District 5, Prerefunded Balance, G.O. Bond	5.625%	3/1/2019	Aa1	800,000	833,968
South Carolina, State Institutional - South Carolina State University, Series D, G.O. Bond	4.250%	10/1/2026	Aaa	1,250,000	1,191,362
South Carolina, Transportation Infrastructure Bank, Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.250%	10/1/2021	Aaa	1,500,000	1,558,290
South Carolina, Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	Aaa	2,000,000	1,870,200
					7,793,250

South Dakota - 0.3%
Rapid City Area School District No. 51-4, Capital Outlay Certificates, G.O. Bond, FSA	4.750%	1/1/2018	Aaa	650,000	653,256

Tennessee - 1.6%
Cleveland Water & Sewer, Prerefunded Balance, G.O. Bond, FGIC	5.350%	9/1/2023	Aaa	450,000	451,170
Rhea County, Prerefunded Balance, G.O. Bond, MBIA	5.000%	4/1/2018	Aaa	950,000	984,105
Shelby County, Series A, G.O. Bond	5.500%	3/1/2010	Aa2	2,000,000	2,081,020
					3,516,295

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2007 (unaudited)

			Credit
	Coupon	Maturity	Rating[1]	Principal	Value
	Rate	Date	(unaudited)	Amount	(Note 2)

Texas - 6.0%
Alamo Community College District, Series A, G.O. Bond, MBIA	5.000%	8/15/2024	Aaa	$1,020,000	$1,057,781
Alvin Independent School District, G.O. Bond	4.375%	2/15/2024	Aaa	750,000	719,962
Brazoria County, G.O. Bond, FGIC	4.750%	9/1/2011	Aaa	445,000	448,560
Brazos River Authority, Series B, Revenue Bond, FGIC	4.250%	12/1/2017	Aaa	1,125,000	1,113,019
Canyon Independent School District, School Building, G.O. Bond	4.700%	2/15/2025	AAA[2]	1,440,000	1,440,360
Del Valle Independent School District, School Building, G.O. Bond	5.000%	6/15/2019	AAA[2]	1,845,000	1,931,088
Fort Bend County, G.O. Bond, MBIA	4.750%	3/1/2031	Aaa	1,000,000	1,000,710
Huntsville Independent School District, G.O. Bond	4.500%	2/15/2029	Aaa	1,220,000	1,171,981
McKinney Waterworks & Sewer, Revenue Bond, FGIC	4.750%	3/15/2024	Aaa	1,000,000	1,007,420
Richardson Independent School District, Prerefunded Balance, Series B, G.O. Bond	5.000%	2/15/2021	Aaa	500,000	500,735
San Antonio Water, Revenue Bond, FGIC	4.375%	5/15/2029	Aaa	1,400,000	1,315,916
San Patricio Municipal Water District, Prerefunded Balance, Revenue Bond, FSA	5.200%	7/10/2028	Aaa	490,000	502,701
Waller Consolidated Independent School District, G.O. Bond	4.750%	2/15/2023	Aaa	500,000	502,455
					12,712,688

Utah - 1.6%
Mountain Regional Water Special Service District, Revenue Bond, MBIA	5.000%	12/15/2030	Aaa	1,240,000	1,274,398
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa	1,100,000	1,096,084
St. George, Parks and Recreation, G.O. Bond, AMBAC	4.000%	8/1/2019	Aaa	795,000	767,867
Utah State Building Ownership Authority, Series C, Revenue Bond, FSA	5.500%	5/15/2011	Aaa	300,000	315,891
					3,454,240

Virginia - 3.2%
Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa	2,000,000	1,983,160
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa	1,500,000	1,430,940
Norfolk, Capital Impt., G.O. Bond, MBIA	4.375%	3/1/2024	Aaa	685,000	667,930
Norfolk, Capital Impt., G.O. Bond, FGIC	4.250%	10/1/2024	Aaa	2,500,000	2,384,950
Richmond, Series B, G.O. Bond, FSA	4.750%	7/15/2023	Aaa	400,000	406,928
					6,873,908

Washington - 4.7%
Franklin County, G.O. Bond, FGIC	5.125%	12/1/2022	Aaa	1,000,000	1,040,960
King County, Series B, G.O. Bond, MBIA	5.000%	1/1/2030	Aaa	400,000	404,120
King County School District No. 411 Issaquah, Series A, G.O. Bond, FSA	5.250%	12/1/2018	Aaa	2,420,000	2,574,178
King County, Sewer, Series A, Revenue Bond, MBIA	4.500%	1/1/2032	Aaa	1,070,000	1,026,868
King County Sewer, Revenue Bond, FSA	5.000%	1/1/2024	Aaa	1,460,000	1,523,072
Seattle, Drain & Wastewater, Revenue Bond, MBIA	4.375%	2/1/2026	Aaa	2,000,000	1,905,620
Washington State, Prerefunded Balance, Series A, G.O. Bond	5.000%	1/1/2023	Aa1	410,000	412,562
Washington State, Motor Vehicle Fuel Tax, G.O. Bond, AMBAC	5.000%	1/1/2025	Aaa	1,000,000	1,041,460
					9,928,840
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2007 (unaudited)

			Credit	Principal
	Coupon	Maturity	Rating[1]	Amount/	Value
	Rate	Date	(unaudited)	Shares	(Note 2)

West Virginia - 0.4%
West Virginia State Water Development Authority, Series A, Revenue Bond, FGIC	4.250%	11/1/2026	Aaa	$820,000	$773,014

Wisconsin - 2.9%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	Aaa	1,500,000	1,537,245
Eau Claire, Series B, G.O. Bond, MBIA	4.000%	4/1/2015	Aaa	1,195,000	1,185,105
Kenosha, Series B, G.O. Bond, FSA	5.000%	9/1/2011	Aaa	765,000	795,577
Oshkosh, Corporate Purposes, Series A, G.O. Bond, FGIC	5.050%	12/1/2021	Aaa	450,000	465,754
Stoughton Area School District, G.O. Bond, FGIC	4.875%	4/1/2016	Aaa	500,000	514,030
Two Rivers Public School District, Prerefunded Balance, G.O. Bond, FSA	5.625%	3/1/2019	Aaa	415,000	432,621
West De Pere School District, Prerefunded Balance, Series A, G.O. Bond, FSA	5.250%	10/1/2017	Aaa	500,000	519,800
Wisconsin State Transportation, Series A, Revenue Bond, FSA	5.000%	7/1/2025	Aaa	700,000	726,166
					6,176,298

TOTAL MUNICIPAL SECURITIES
(Identified Cost $206,025,190)					204,010,248

SHORT-TERM INVESTMENTS - 4.8%
Dreyfus Municipal Reserves - Class R
(Identified Cost $10,283,690)				10,283,690	10,283,690

TOTAL INVESTMENTS - 100.6%
(Identified Cost $216,308,880)					214,293,938

LIABILITIES, LESS OTHER ASSETS - (0.6%)					(1,354,358)

NET ASSETS - 100%					$212,939,580

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement
No. - Number

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
CIFG (CIFG North America, Inc.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).
2Credit ratings from S&P (unaudited).

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: MBIA - 24.7%; FSA - 21.4%; FGIC - 15.9%.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:

Investments, at value (identified cost $216,308,880) (Note 2)	$214,293,938
Interest receivable	2,647,067
Receivable for fund shares sold	1,128,835
Dividends receivable	30,430
Prepaid expenses	3,066

TOTAL ASSETS	218,103,336

LIABILITIES:

Accrued management fees (Note 3)	85,022
Accrued fund accounting and transfer agent fees (Note 3)	12,139
Accrued Chief Compliance Officer service fees (Note 3)	394
Accrued directors' fees (Note 3)	260
Payable for securities purchased	4,374,308
Payable for fund shares repurchased	673,972
Audit fees payable	17,661

TOTAL LIABILITIES	5,163,756

TOTAL NET ASSETS	$212,939,580

NET ASSETS CONSIST OF:

Capital stock	$198,996
Additional paid-in-capital	213,481,611
Undistributed net investment income	1,246,412
Accumulated net realized gain on investments	27,503
Net unrealized depreciation on investments	(2,014,942)

TOTAL NET ASSETS	$212,939,580

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($212,939,580/19,899,574 shares)	$10.70

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

INVESTMENT INCOME:

Interest	$3,944,422
Dividends	140,836

Total Investment Income	4,085,258

EXPENSES:

Management fees (Note 3)	475,237
Fund accounting and transfer agent fees (Note 3)	75,053
Directors' fees (Note 3)	3,636
Chief Compliance Officer service fees (Note 3)	2,835
Custodian fees	4,606
Miscellaneous	30,495

Total Expenses	591,862

NET INVESTMENT INCOME	3,493,396

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	27,503
Net change in unrealized appreciation (depreciation) on investments	(4,857,370)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(4,829,867)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,336,471)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/07	Year Ended
	(unaudited)	12/31/06

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,493,396	$5,054,876
Net realized gain on investments	27,503	162,857
Net change in unrealized appreciation (depreciation) on investments	(4,857,370)	319,437

Net increase (decrease) from operations	(1,336,471)	5,537,170

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income	(3,306,606)	(4,612,559)
From net realized gain on investments	-	(134,415)

Total distributions to shareholders	(3,306,606)	(4,746,974)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	49,894,045	53,933,864

Net increase in net assets	45,250,968	54,724,060

NET ASSETS:

Beginning of period	167,688,612	112,964,552

End of period (including undistributed net investment income of $1,246,412 and $1,059,622, respectively)	$212,939,580	$167,688,612

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six
	Months Ended
	6/30/07			For the Years Ended
	(unaudited)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$10.95	$10.90	$10.99	$11.04	$11.00	$10.54

Income (loss) from investment operations:
Net investment income	0.17	0.37	0.37	0.37	0.41	0.44
Net realized and unrealized gain (loss) on investments	(0.24)	0.05	(0.09)	0.04	0.10	0.51

Total from investment operations	(0.07)	0.42	0.28	0.41	0.51	0.95

Less distributions to shareholders:
From net investment income	(0.18)	(0.36)	(0.36)	(0.45)	(0.41)	(0.41)
From net realized gain on investments	-	(0.01)	(0.01)	(0.01)	(0.06)	(0.08)

Total distributions to shareholders	(0.18)	(0.37)	(0.37)	(0.46)	(0.47)	(0.49)

Net asset value - End of period	$10.70	$10.95	$10.90	$10.99	$11.04	$11.00

Total return[1]	(0.65%)	3.94%	2.60%	3.80%	4.65%	9.21%

Ratios (to average net assets)/Supplemental Data:
Expenses	0.62%[2]	0.66%	0.71%	0.77%	0.78%	0.82%
Net investment income	3.67%[2]	3.71%	3.58%	3.63%	3.83%	4.07%

Portfolio turnover	1%	5%	2%	5%	7%	11%

Net assets - End of period (000's omitted)	$212,940	$167,689	$112,965	$86,441	$63,754	$55,169

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
2Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Diversified Tax Exempt Series (the "Series") is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 3.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2007, 2.13 billion shares have been designated in total among 21 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily. Dividend income is recorded on an accrual basis.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income,

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)
including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2008, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. For the six months ended June 30, 2007, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) under which BISYS serves as sub-accounting services and sub-transfer agent. On May 2, 2007, The BISYS Group, Inc., the parent company of BISYS Fund Services Ohio, Inc., announced that it had entered into a definitive agreement to be acquired by Citi. The transaction closed effective August 1, 2007, at which time the name changed to Citi Fund Services Ohio, Inc.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2007, purchases and sales of securities, other than United States Government securities and short-term securities, were $50,163,382 and $1,922,100, respectively. There were no purchases or sales of United States Government securities.

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of Diversified Tax Exempt Series were:

	For the Six Months Ended 6/30/07		For the Year Ended 12/31/06
	Shares	Amount	Shares	Amount
Sold	5,169,836	$56,348,215	5,535,132	$60,276,533
Reinvested	285,573	3,081,126	414,795	4,509,605
Repurchased	(874,101)	(9,535,296)	(1,000,001)	(10,852,274)
Total	4,581,308	$49,894,045	4,949,926	$53,933,864

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2007.

Notes to Financial Statements (unaudited)

7.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2006 were as follows:

Ordinary income	$32,274
Tax exempt income	4,580,724
Long-term capital gains	133,976

At June 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$216,156,457

Unrealized appreciation	$1,495,685
Unrealized depreciation	(3,358,204)

Net unrealized depreciation	$(1,862,519)

8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 provides guidance for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Effective June 30, 2007, the Series adopted the provisions of FIN 48. Management has evaluated the impact of FIN 48 and has concluded that it does not have any impact on the Series’ results of operation and financial condition.

In addition, in September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

(This page intentionally left blank)

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone    1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site       http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site       http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone    1-800-466-3863
On the SEC’s web site      http://www.sec.gov
On the Advisor’s web site           http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

See Investment Portfolios under Item 1 on this form N-CSR.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 12:  EXHIBITS

(a)(1) Not applicable for Semi-Annual Reports.

(a)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex-99.CERT.

(a)(3) Not applicable.

(b) A certification of the Registrant's principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
August 29, 2007

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
August 29, 2007